          As filed with the Securities and Exchange Commission on March 24, 1997
                                                       Registration No. 33-16439
                                                                        811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /x/

                           PRE-EFFECTIVE AMENDMENT NO.                     / /
                         POST-EFFECTIVE AMENDMENT NO. 28                   /x/

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/

                                AMENDMENT NO. 30                           /x/

                       ROBERTSON STEPHENS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              555 California Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                 G. RANDY HECHT
                     c/o Robertson, Stephens & Company, L.P.
                              555 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies to:
                           TIMOTHY W. DIGGINS, ESQUIRE
                                  ROPES & GRAY
                             One International Place
                             Boston, MA  02110-2624

Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:
          (check appropriate box)

/ /  Immediately upon filing pursuant to paragraph (b);
/x/  On April 1, 1997 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1);
/ /  On (date) pursuant to paragraph (a)(1);
/ / 75 days after filing pursuant to paragraph (a)(2); or / / On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Form 24f-2 on February 26, 1997 for the fiscal year ended December 31, 1996.


                  Total Number of Pages __ Exhibit Index at __

                       ROBERTSON STEPHENS INVESTMENT TRUST

                              Cross Reference Sheet

The Registration Statement contains a prospectus or prospectuses, relating to Registrant's Class A shares and a prospectus or prospectuses relating to Registrant's Class C shares. References under "Prospectus Caption" are to those sections of each of the prospectuses contained in the Registration Statement, except as otherwise noted.

Information Required in
Prospectus by Form N-1A                                     Combined
Registration Statement                         Part A       Prospectus Caption
----------------------                         ------       ------------------

Item 1. Cover Page . . . . . . . . . . . . . . . . . .      Prospectus Cover

Item 2. Synopsis . . . . . . . . . . . . . . . . . . .      Expense Summary

Item 3. Condensed Financial Information. . . . . . . .      Financial Highlights
                                                            (Class A
                                                            Prospectus); and see
                                                            Statement of
                                                            Additional
                                                            Information -
                                                            Financial Statements

Item 4. General Description of Registrant. . . . . . .      Prospectus Cover;
                                                            Investment
                                                            Objectives and
                                                            Policies; Additional
                                                            Information

Item 5. Management of the Fund . . . . . . . . . . . .      Expense Summary;
                                                            Management of the
                                                            Funds; Additional
                                                            Information

Item 5A. Management's Discussion of Fund Performance .      Included in
                                                            Registrant's Annual
                                                            Reports to
                                                            Shareholders for
                                                            Period ended
                                                            December 31, 1996

Item 6. Capital Stock and Other Securities . . . . . .      Dividends,
                                                            Distributions and
                                                            Taxes; Additional
                                                            Information; Back
                                                            Cover Page; and see
                                                            Statement of
                                                            Additional
                                                            Information -
                                                            Management of the
                                                            Funds

Item 7. Purchase of Securities Being Offered                How to Purchase
                                                            Shares; How Net
                                                            Asset Value is
                                                            Determined; The
                                                            Funds' Distributor;
                                                            Back Cover Page

Item 8. Redemption or Repurchase . . . . . . . . . . .      How to Redeem
                                                            Shares

Item 9. Pending Legal Proceedings. . . . . . . . . . .      Inapplicable

Information Required in Statement of                     Statement of Additional
Additional Information by Form N-1A                      Information Caption For
Registration Statement                          Part B   Each Series
----------------------                          ------   -----------------------

Item 10. Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . .   Cover Page

Item 12. General Information and History . . . . . . .   Additional Information

Item 13. Investment Objectives and Policies. . . . . .   Investment Objectives
                                                         and Policies; The
                                                         Funds' Investment
                                                         Limitations

Item 14. Management of the Fund  . . . . . . . . . . .   Management of the Funds

Item 15. Control Persons and Principal Holders
          of Securities. . . . . . . . . . . . . . . .   Management of the Funds

Item 16. Investment Advisory and Other Services. . . .   Management of the
                                                         Funds; The Funds'
                                                         Distributor; Additional
                                                         Information

Item 17. Brokerage Allocation and Other Services . . .   Management of the
                                                         Funds; The Funds'
                                                         Distributor

Item 18. Capital Stock and Other Securities. . . . . .   See Prospectus -
                                                         Additional Information

Item 19. Purchase, Redemption and Pricing of
          Securities Being Offered.. . . . . . . . . .   How Net Asset Value is
                                                         Determined; and see
                                                         Prospectus - How to
                                                         Purchase Shares;
                                                         Prospectus - How to
                                                         Redeem Shares

Item 20. Tax Status. . . . . . . . . . . . . . . . . .   Taxes; and see
                                                         Prospectus - Dividends,
                                                         Distributions and Taxes

Item 21. Underwriter . . . . . . . . . . . . . . . . .   The Funds' Distributor;
                                                         and see Prospectus -
                                                         The Funds' Distributor

Item 22. Calculations of Performance Data. . . . . . .   How Performance is
                                                         Determined

Item 23. Financial Statements. . . . . . . . . . . . .   Financial Statements

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                ----------------
                                    FORM N-lA


                                     PART A


                                 ---------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS A SHARES
800-766-FUND                                                       April 1, 1997
--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class A shares of twelve mutual funds by this
Prospectus: The CONTRARIAN FUND-TM-, The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, THE INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS A SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the April 1, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in shares of each of the Funds and expenses incurred by each of the Funds based on its most recent fiscal year (except in the case of the Global Value Fund, which only recently commenced operations, where the table shows the expenses that Fund expects to incur in its first full year of operations). The Example shows the cumulative expenses attributable to a $1,000 investment in the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                                              GLOBAL
                                                                                               LOW-      GLOBAL
                                              CON-     DEVELOPING   DIVERSIFIED   EMERGING    PRICED     NATURAL    GLOBAL
                                            TRARIAN    COUNTRIES      GROWTH       GROWTH     STOCK     RESOURCES   VALUE
                                            --------   ----------   -----------   --------   --------   ---------   ------
Management Fees                             1.50%        1.25%         1.00%       1.00%     1.00%       1.00%      1.00%
Rule 12b-1 Expenses                         0.75%        0.25%         0.25%       0.25%     0.25%       0.25%      0.25%
Other Expenses                              0.21%        0.35%(1)      0.70%(1)*   0.35%     0.70%(1)    0.70%(1)   0.70%(1)*
                                            --------   ----------   -----------   --------   --------   ---------   ------
Total Fund Operating Expenses               2.46%        1.85%(1)      1.95%(1)*   1.60%     1.95%(1)    1.95%(1)   1.95%(1)*

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                             GROWTH                  MICRO               VALUE
                                               &       INFORMATION    CAP                  +
                                             INCOME        AGE       GROWTH   PARTNERS   GROWTH
                                            --------   -----------   ------   --------   ------
Management Fees                             1.00%         1.00%      1.25%    1.25%      1.00%
Rule 12b-1 Expenses                         0.25%         0.25%      0.25%    0.25%      0.25%
Other Expenses                              0.05%(1)      0.78%       .45%(1)* 0.45%(1)  0.26%
                                            --------   -----------   ------   --------   ------
Total Fund Operating Expenses               1.30%(1)      2.03%      1.95%(1)* 1.95%(1)  1.51%

----------------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES DURING FIRST FULL YEAR OF OPERATIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

An investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
The Contrarian Fund-TM-                            $25       $77      $131       $278
The Developing Countries Fund                      $19       $58      $100       $216
The Diversified Growth Fund                        $20       $61       N/A       N/A
The Emerging Growth Fund                           $16       $50      $ 87       $189
The Global Low-Priced Stock Fund                   $20       $61      $105       $227
The Global Natural Resources Fund                  $20       $61      $105       $227
The Global Value Fund                              $20       $61       N/A       N/A
The Growth & Income Fund                           $13       $41      $ 71       $156
The Information Age Fund                           $21       $64      $109       $235
The MicroCap Growth Fund                           $20       $61       N/A       N/A
The Partners Fund                                  $20       $61      $105       $227
The Value + Growth Fund                            $15       $48      $ 82       $180

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for some of the Funds reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Developing Countries Fund 1.20% and 2.70%; Diversified Growth Fund, 0.85% and 2.10%; Global Low-Priced Stock Fund, 1.89% and 3.14%; Global Natural Resources Fund, 0.91% and 2.16%; Global Value Fund, 0.90% and 2.15%; Growth & Income Fund, 0.51% and 1.76%; MicroCap Growth Fund, 0.60% and 2.10%; Partners Fund, 0.65% and 2.15%. In addition, Rule 12b-1 Expenses for the Developing Countries Fund reflect the rate to which the Trustees have limited payments under the Fund's Distribution Plan; in the absence of the limitation, that Fund's Rule 12b-1 Expenses would be 0.50%. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, AND THE DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------
    The financial highlights presented below, covering the life of each Fund through December 31, 1996, have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements for these periods are contained in the Statement of Additional Information and may be obtained by shareholders upon request.

                                          THE CONTRARIAN FUND-TM-                           THE DEVELOPING COUNTRIES FUND
                           ------------------------------------------------------   ---------------------------------------------
                                             NINE                       FOR THE                                         FOR THE
                                            MONTHS                       PERIOD                        NINE MONTHS      PERIOD
                            YEAR ENDED      ENDED       YEAR ENDED       ENDED         YEAR ENDED         ENDED          ENDED
                             12/31/96      12/31/95       3/31/95      3/31/94(1)       12/31/96         12/31/95     3/31/95(1)
                           ------------   ----------   -------------   ----------   ----------------   ------------   -----------
Net asset value,
 beginning of period       $     13.78    $   10.70    $   12.34       $   10.00    $       8.02       $   8.57       $ 10.00
Income From Investment
 Operations:
  Net investment
   income/(loss)                  0.00        (0.01)       (0.04)          (0.02)           0.03          (0.03)         0.06
  Net realized
   gain/(loss) and
   unrealized
   appreciation/
   (depreciation) on
   investments                    2.99         3.09        (1.35)           2.36            1.67          (0.52)        (1.36)
                           ------------   ----------   -------------   ----------        -------       ------------   -----------
  Total from investment
   operations                     2.99         3.08        (1.39)           2.34            1.70          (0.55)        (1.30)

Distributions:
  Dividends from net
   investment income                --           --           --              --           (0.03)            --         (0.04)
  Distribution from net
   realized capital gain         (0.20)          --        (0.25)             --              --             --         (0.09)
                           ------------   ----------   -------------   ----------        -------       ------------   -----------
Net asset value, end of
 period                    $     16.57    $   13.78    $   10.70       $   12.34    $       9.69       $   8.02       $  8.57
Total Return                     21.68%       28.79%      (11.23)%         23.40%          21.19%         (6.42)%      (13.14)%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                $1,063,438     $507,477     $397,646        $484,951         $50,424        $14,343        $8,345
Ratio of net operating
 expenses to average net
 assets                           2.46%        2.54%        2.46%(2)        2.22%*          1.84%(2)       1.83%(2)      3.15%(2)*
Ratio of net investment
 income/(loss) to average
 net assets:                     (0.02)%      (0.20)%*     (0.27)%(2)      (0.77)%*         0.36%(2)      (0.51)%(2)     0.72%(2)
Portfolio Turnover rate             44%          29%          79%             14%            165%           103%          124%
Average Commission Rate
 Paid (3)                      $0.0273           --           --              --         $0.0009             --            --


                           THE DIVERSIFIED
                             GROWTH FUND
                           ----------------
                            FOR THE PERIOD
                            ENDED 12/31/96
                           ----------------
Net asset value,
 beginning of period       $      10.00
Income From Investment
 Operations:
  Net investment
   income/(loss)                  (0.05)
  Net realized
   gain/(loss) and
   unrealized
   appreciation/
   (depreciation) on
   investments                     2.47
                                -------
  Total from investment
   operations                      2.42
Distributions:
  Dividends from net
   investment income                 --
  Distribution from net
   realized capital gain             --
                                -------
Net asset value, end of
 period                    $      12.42
Total Return                      24.20%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                    $59,587
Ratio of net operating
 expenses to average net
 assets                            2.28%(2)
Ratio of net investment
 income/(loss) to average
 net assets:                      (1.05)%(2)
Portfolio Turnover rate              69%
Average Commission Rate
 Paid (3)                       $0.0526

----------------------------------

Per share data has determined by using the average number of shares outstanding throughout the period.
  *  Annualized.
(1) The Contrarian Fund commenced operations on June 30, 1993; the Developing Countries Fund commenced operations on May 2, 1994; the Diversified Growth Fund commenced operations on August 1, 1996.
(2) If the Contrarian Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1995, would have been 2.58%, and the ratio of net investment loss to average net assets would have been (0.39)%.
     If the Developing Countries Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, the nine months ended December 31, 1995, and the period from May 2, 1994 (Commencement of Operations), to March 31, 1995, would have been 2.70%, 4.24%, and 3.46%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (0.50)%, (2.92)%, and 0.41%, respectively.
     If the Diversified Growth Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1996, would have been 2.44%, and the ratio of net investment loss to average net assets would have been (1.21%).
(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

THE EMERGING GROWTH FUND
--------------------------------------------------------------------------------
    The financial highlights presented below, covering the life of the Fund through December 31, 1996, have been audited by Price Waterhouse LLP, independent accountants, for the years ended after December 31, 1990. The audited financial statements of the Fund for these periods are contained in the Statement of Additional Information and may be obtained by shareholders upon request.

                                                NINE                                  THREE
                                               MONTHS                                 MONTHS
                                YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED     ENDED
                                 12/31/96     12/31/95     3/31/95      3/31/94      3/31/93
                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period.......................  $   19.21    $   18.36    $   18.37    $   14.71    $   16.77
                                ----------   ----------   ----------   ----------   ----------
Income from Investment
 Operations:
  Net investment
   income/(loss)..............      (0.17)       (0.15)       (0.17)       (0.40)       (0.02)
  Net realized and unrealized
   appreciation/
   (depreciation) on
   investments................       4.23         2.58         2.26         4.06        (2.04)
                                ----------   ----------   ----------   ----------   ----------
  Total from investment
   operations.................       4.06         2.43         2.09         3.66        (2.06)
Distributions:
  Dividends from net
   investment income..........         --           --           --           --           --
  Distributions from net
   realized capital gain......      (3.20)       (1.58)       (2.10)        0.00         0.00
                                ----------   ----------   ----------   ----------   ----------
  Total Distributions.........      (3.20)       (1.58)       (2.10)        0.00         0.00
Net asset value, end of
 period.......................  $   20.07    $   19.21    $   18.36    $   18.37    $   14.71
Total Return..................      21.53%       13.50%       12.01%       24.88%      (12.28)%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)..................   $210,404     $167,728     $182,275     $168,192     $228,893
Ratio of net operating
 expenses to average net
 assets.......................       1.60%        1.64%*       1.56%        1.60%        1.54%*
Ratio of net investment
 income/(loss) to average net
 assets.......................      (0.83)%      (0.99)%*     (0.96)%      (1.27)%      (0.61)%*
Portfolio turnover rate.......        270%         147%         280%         274%          43%
Average Commission Rate Paid
 (2)..........................    $0.0587           --           --           --           --


                                                 YEAR ENDED DECEMBER 31,                      ONE MONTH
                                ----------------------------------------------------------      ENDED
                                   1992         1991        1990        1989        1988     12/31/87(1)
                                ----------   ----------   ---------   ---------   --------   ------------
Net asset value, beginning of
 period.......................  $   17.50    $   11.67    $  11.46    $   9.09    $  7.97      $  6.32
                                ----------   ----------   ---------   ---------   --------   ------------
Income from Investment
 Operations:
  Net investment
   income/(loss)..............      (0.15)       (0.09)       0.00       (0.09)     (0.21)       (0.02)
  Net realized and unrealized
   appreciation/
   (depreciation) on
   investments................      (0.31)        6.82        1.07        4.06       1.33         1.67
                                ----------   ----------   ---------   ---------   --------   ------------
  Total from investment
   operations.................      (0.46)        6.73        1.07        3.97       1.12         1.65
Distributions:
  Dividends from net
   investment income..........         --           --          --          --         --           --
  Distributions from net
   realized capital gain......      (0.27)       (0.90)      (0.86)      (1.60)        --           --
                                ----------   ----------   ---------   ---------   --------   ------------
  Total Distributions.........      (0.27)       (0.90)      (0.86)      (1.60)        --           --
Net asset value, end of
 period.......................  $   16.77    $   17.50    $  11.67    $  11.46    $  9.09      $  7.97
Total Return..................      (2.55)%      58.70%       9.57%      44.45%     14.05%       26.11%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)..................   $277,531     $141,929     $22,931     $12,830     $7,583       $7,396
Ratio of net operating
 expenses to average net
 assets.......................       1.49%        1.59%       1.88%       2.15%      2.85%        0.25%
Ratio of net investment
 income/(loss) to average net
 assets.......................      (0.92)%      (0.68)%     (0.02)%     (0.75)%    (2.44)%      (0.21)%
Portfolio turnover rate.......        124%         147%        272%        236%       139%           8%
Average Commission Rate Paid
 (2)..........................         --           --          --          --         --           --

----------------------------------

  Per share data is determined by using the average number of shares outstanding throughout the period.
  *  Annualized.
(1) Data for 1987 is limited to the one month after the Emerging Growth Fund's shares were first offered to the public on November 30, 1987. The ratios and portfolio turnover rate are not annualized for this one month.
(2) A fund is required to disclose its average commission rate for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

THE GLOBAL LOW-PRICED STOCK FUND, THE GLOBAL NATURAL RESOURCES FUND AND THE GROWTH & INCOME FUND
--------------------------------------------------------------------------------
    The financial highlights presented below, covering the life of each Fund through December 31, 1996, have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements for these periods are contained in the Statement of Additional Information and may be obtained by shareholders upon request.

                                        THE GLOBAL LOW-PRICED           THE GLOBAL NATURAL
                                              STOCK FUND                  RESOURCES FUND            THE GROWTH & INCOME FUND
                                     ----------------------------   ---------------------------   -----------------------------
                                                        PERIOD                        PERIOD                         PERIOD
                                                       11/15/95                      11/15/95                        7/12/95
                                      YEAR ENDED       THROUGH       YEAR ENDED       THROUGH      YEAR ENDED        THROUGH
                                       12/31/96        12/31/95       12/31/96       12/31/95       12/31/96        12/31/95
                                     -------------   ------------   -------------   -----------   -------------   -------------
Net asset value, beginning of
 period............................  $  10.45        $ 10.00        $  10.12        $ 10.00       $   11.24       $   10.00
Income From Investment Operations:
  Net investment income/(loss).....     (0.09)          0.03           (0.06)          0.02            0.02            0.00
  Net realized gain/(loss) and
   unrealized
   appreciation/(depreciation) on
   investments.....................      3.17           0.42            4.24           0.10            2.70            1.24
                                     -------------   ------------   -------------   -----------   -------------   -------------
  Total from investment
   operations......................      3.08           0.45            4.18           0.12            2.72            1.24
Distributions:
  Dividends from net investment
   income..........................     (0.01)            --           (0.01)            --           (0.02)             --
  Distribution from net realized
   capital gain....................        --             --              --             --           (0.32)             --
                                     -------------   ------------   -------------   -----------   -------------   -------------
  Total from investment
   operations......................     (0.01)            --           (0.01)            --           (0.34)             --
Net asset value, end of period.....  $  13.52        $ 10.45        $  14.29        $ 10.12       $   13.62       $   11.24
Total Return.......................     29.39%          4.50%          41.21%          1.20%          24.16%          12.40%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands).......................  $ 31,441        $ 1,643        $120,521        $   792       $ 309,775       $ 136,902
Ratio of net operating expenses to
 average net assets................      1.94%(1)       1.91%(1)*       1.94%(1)       2.60%(1)*       1.71%(1)        1.94%*
Ratio of net investment
 income/(loss) to average net
 assets............................     (0.67)%(1)      2.06%(1)*      (0.45)%(1)      1.84%(1)*       0.18%(1)       (0.01)%*
Portfolio turnover rate............        66%             0%             82%             0%            212%             97%
Average Commission Rate Paid (2)...  $ 0.0134             --        $ 0.0148             --       $  0.0567              --

----------------------------------

Per share data is determined by using the average number of shares outstanding throughout the period.
  *  Annualized.
(1) If the Global Low-Priced Sock Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and the period ended December 31, 1995, would have been 3.14% and 9.04%, respectively, and the ratio of net investment loss to average net assets would have been (1.87)% and (5.07)%, respectively.
     If the Global Natural Resources Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, would have been 2.16% and 14.25%, respectively, and the ratio of net investment loss to average net assets would have been (0.67)% and (9.81)%, respectively.
     If the Growth & Income Fund had paid all of its expenses and had received no waiver from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, would have been 1.76%, and the ratio of net investment income to average net assets would have been 0.13%.
(2) A Fund is required to disclose its average commission rate for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

THE INFORMATION AGE FUND-TM-, THE MICRO CAP GROWTH FUND, THE PARTNERS FUND, AND THE VALUE + GROWTH FUND
--------------------------------------------------------------------------------
    The financial highlights presented below, covering the life of each Fund through December 31, 1996, have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements for these periods are contained in the Statement of Additional Information and may be obtained by shareholders upon request.

                                                  THE
                                              INFORMATION          THE MICRO
                                                  AGE             CAP GROWTH
                                               FUND-TM-              FUND           THE PARTNERS FUND
                                        -----------------------   -----------   -------------------------
                                                       PERIOD       PERIOD                       PERIOD
                                                      11/15/95      8/15/96                     7/12/95
                                        YEAR ENDED    THROUGH       THROUGH      YEAR ENDED     THROUGH
                                         12/31/96     12/31/95     12/31/96       12/31/96      12/31/95
                                        ----------   ----------   -----------   ------------   ----------
Net asset value, beginning of
 period...............................  $   9.30     $ 10.00      $10.00        $  10.39       $10.00
Income from Investment Operations:
  Net investment income (loss)........     (0.20)      (0.01)      (0.08)           0.13         0.06
  Net realized gain (loss) and
   unrealized appreciation/
   depreciation) on investments.......      2.68       (0.69)       1.08            4.36         0.33
                                        ----------   ----------   -----------   ------------   ----------
  Total from investment operations....      2.48       (0.70)       1.00            4.49         0.39
Distributions:
  Dividends from net investment
   income.............................        --          --          --           (0.06)          --
  Distribution from net realized
   capital gain.......................     (0.27)         --          --           (0.22)          --
                                        ----------   ----------   -----------   ------------   ----------
Total from investment operations......     (0.27)         --          --           (0.28)          --
Net asset value, end of period........  $  11.51     $  9.30      $11.00        $  14.60       $10.39
Total Return..........................     26.72%      (7.00)%     10.00%          43.15%        3.90%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)..........................  $106,264     $32,826      $9,464        $127,268       $7,480
Ratio of net operating expenses to
 average net assets...................      2.03%       2.13%*      3.08%(1)        1.93%(1)     2.41%(1)
Ratio of net investment income/ (loss)
 to average net assets................     (1.85)%     (0.89)%*    (2.13)%(1)       0.95%(1)     1.34%(1)
Portfolio turnover rate...............       452%         89%         22%            101%          71%
Average Commission Rate Paid (2)......  $ 0.0582          --      $ 0.06        $ 0.0216           --


                                                               THE VALUE + GROWTH FUND
                                        ----------------------------------------------------------------------
                                                                                                     PERIOD
                                                        NINE MONTHS                                  4/21/92
                                         YEAR ENDED        ENDED       YEAR ENDED    YEAR ENDED      THROUGH
                                          12/31/96       12/31/95       3/31/95       3/31/94        3/31/93
                                        ------------   -------------   ----------   ------------   -----------
Net asset value, beginning of
 period...............................  $  22.66       $    18.25      $  13.56     $ 11.94        $ 10.00
Income from Investment Operations:
  Net investment income (loss)........     (0.24)           (0.16)        (0.18)      (0.04)          0.12
  Net realized gain (loss) and
   unrealized appreciation/
   depreciation) on investments.......      3.47             4.57          5.07        1.99           1.88
                                        ------------   -------------   ----------   ------------   -----------
  Total from investment operations....      3.23             4.41          4.89        1.95           2.00
Distributions:
  Dividends from net investment
   income.............................        --               --            --       (0.03)         (0.06)
  Distribution from net realized
   capital gain.......................     (1.73)              --         (0.20)      (0.30)            --
                                        ------------   -------------   ----------   ------------   -----------
Total from investment operations......     (1.73)              --         (0.20)      (0.33)         (0.06)
Net asset value, end of period........  $  24.16       $    22.66      $  18.25     $ 13.56        $ 11.94
Total Return..........................     14.12%           24.16%        36.27%      16.32%         20.05%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)..........................  $643,157       $1,140,151      $428,903     $44,500        $17,833
Ratio of net operating expenses to
 average net assets...................      1.51%            1.45%*        1.68%     1.55(1)          1.33%(1)
Ratio of net investment income/ (loss)
 to average net assets................     (1.06)%          (1.04)%*      (1.09)%     (0.51)%(1)      1.26%(1)
Portfolio turnover rate...............       221%             104%          232%        250%           210%
Average Commission Rate Paid (2)......  $ 0.0574               --            --          --             --

----------------------------------

Per share data is determined by using the average number of shares outstandingthroughout the period.
  *  Annualized.
(1) If the MicroCap Growth Fund had paid all of its expenses and had received no reimbursement from the Advisers, the ratio of expenses to average net assets for the period ended December 31, 1996, would have been 6.40%, and the ratio of net investment loss to average net assets would have been (5.45)%.
     If the Partner's Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and for the period ended December 31, 1995, would have been 2.15% and 5.12%, respectively, and the ratio of net investment income/(loss) to average net assets would have been 0.73% and (1.37)%, respectively.
     If the Value + Growth Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended March 31, 1994, and March 31, 1993, would have been 2.35% and 2.71%, respectively, and the ratio of net investment loss to average net assets would have been (1.31)% and (0.12)%, respectively.
(2) A Fund is required to disclose its average commission rate for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, The Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. The Fund will normally invest at least 65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
than prices of securities of larger, more widely traded companies. See "Investments in smaller companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price. The Fund intends to pay dividends quarterly; the amount of any dividends will fluctuate.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------

    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-focuses its investments in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The

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Fund will invest in a diversified portfolio of equity securities of "micro-cap"
companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less. Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in Smaller Companies," below.

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also hold a portion of its assets in cash or money market instruments. The Fund is a non-diversified mutual fund.

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THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL LOW-PRICED STOCK, GLOBAL VALUE AND PARTNERS FUNDS). When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the

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sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

    All short sales must be fully collateralized[, and no Fund will sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. Each of the Funds limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities. An increase in the values of securities sold short by a Fund will result in a loss to the Fund, and there can be no assurance that a Fund will be able to limit the amount of its loss on a short position by closing out the position at any particular time or at an acceptable price].

    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter

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markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Global Value, and Partners Funds may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    The CONTRARIAN FUND-TM-, the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the other Funds will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. THE CONTRARIAN FUND-TM- and DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases a Fund's market exposure and its risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on

                                       17
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borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets [and will limit the premiums paid for such options in accordance with the most restrictive applicable state securities laws].

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be

                                       18
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able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit a Fund's ability to engage in options and futures transactions.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE CONTRARIAN FUND-TM-, the DEVELOPING COUNTRIES FUND, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, THE CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, the VALUE + GROWTH FUND has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

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    DEFENSIVE STRATEGIES.  At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio turnover rates for the Funds are set forth under "Financial Highlights," beginning on page of this Prospectus.

                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc. Robertson, Stephens & Company LLC is the Funds' distributor and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Since 1978, Robertson, Stephens & Company LLC has managed underwritten public offerings for over $15.23 billion of securities of emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $3.4 billion under management in public and private investment funds. Robertson, Stephens & Company LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

    Robertson Stephens Investment Management, Inc., 555 California Street, San Francisco, CA 94104 is the investment adviser for the Emerging Growth Fund. Robertson Stephens Investment Management, Inc. commenced operations in March 1986 and is registered as an investment adviser with the Securities and Exchange Commission and is an indirect wholly-owned subsidiary of Robertson, Stephens & Company LLC.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' shares. In selecting broker-dealers,

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Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, the Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund, and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Low-Priced Stock, Global Natural Resources, Global Value, Information Age-TM- and MicroCap Growth Funds has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    Paul H. Stephens has served as The Contrarian Fund's-TM- portfolio manager since its inception in June 1993. He is a founder of Robertson, Stephens & Company LLC. In addition to managing public investment portfolios for individuals since 1975, Mr. Stephens has acted as the firm's Chief Investment Officer since 1978. He holds a B.S. and an M.B.A. from the University of California at Berkeley.

    James Callinan is responsible for managing the Emerging Growth Fund's portfolio. Mr. Callinan has more than nine years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for The Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    David Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Michael Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994.

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From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA
International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from Pennsylvania State University and a master's degree in international business from the University of South Carolina.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Since August 1993 he has been a member of The Contrarian Fund management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson, Stephens & Company Investment Management, L.P., he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College.

    M. Hannah Sullivan is responsible for managing the Global Low-Priced Stock Fund. Since April 1992, she has been a member of the management team for The Contrarian Fund-TM-. She holds a B.A. in Spanish literature from Cornell University and an M.B.A. from the University of California at Berkeley.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson, Stephens & Company Investment Management, L.P., Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

                  HOW TO PURCHASE SHARES (CLASS A SHARES ONLY)

    Currently, your minimum initial investment is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA). You may obtain an Application by calling the Funds at 1-800-766-FUND, or by writing to Robertson, Stephens & Company LLC at 555 California Street, San Francisco, CA 94104.

INITIAL INVESTMENTS
-------------------------------------

    You may make your initial investment by mail or by wire transfer as described below.

    BY MAIL: Send a completed Application, together with a check made payable to the Fund in which you intend to invest (or, if you are investing in more than one fund, make check payable to Robertson, Stephens & Company), to the Funds' Transfer Agent: State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141.

    BY OVERNIGHT MAIL: Send the information described above to: 1004 Baltimore Avenue., Dwight Building, Second Floor, Kansas City, MO 64105.

    BY WIRE:

(1) Telephone National Financial Data Services at 1-800-272-6944. Indicate the name(s) to be used on the account registration, the mailing address, your social security or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

(2) Then instruct your bank to wire the specified amount, along with your account name and number to:

    State Street Bank and Trust Company
    ABA# 011 000028
    Attn.: Custody
    DDA# 99047177
    225 Franklin Street
    Boston, MA 02110
    Credit: [Name of Fund]
    For further credit:

                   ---------------------------------------------
                                (Shareholder's name)

                   ---------------------------------------------
                             (Shareholder's account #)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(3) At the same time, you MUST mail a completed and signed Application to: State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141. Please include your account number on the Application.

    You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Funds. In their sole discretion, either Robertson Stephens Investment Management or Robertson, Stephens & Company LLC, the Funds' distributor, may pay such brokers for shareholder, subaccounting, and other services, including handling such sales.

SUBSEQUENT INVESTMENTS
-------------------------------------

    After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

    AUTOBUY: The Autobuy option allows shareholders to purchase shares by moving money directly from their checking account to a Robertson Stephens fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-272-6944 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check, to the Transfer Agent.

OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    All purchases of the Funds' shares are subject to acceptance by a Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by a Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before 4:00 p.m. eastern time.

    All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or the Transfer Agent. Each Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

    No share certificates will be issued, except that certificates for shares of the Emerging Growth Fund will be issued upon written request to the Transfer Agent.

EXCHANGE PRIVILEGE
-------------------------------------

    Shares of one Fund may be exchanged for Class A shares of another Fund. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                   HOW TO REDEEM SHARES (CLASS A SHARES ONLY)

REDEMPTIONS BY MAIL
-------------------------------------

    You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE
-------------------------------------

    Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Funds for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which currently include the recording of shareholders' calls, the mailing of confirmation statements, and the uses of a personal identification test (which may, for example, require the caller to give a special authorization number or to verify the account owner's address and social security number). If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

WIRE TRANSFER OF REDEMPTIONS
-------------------------------------

    If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank account or Robertson, Stephens & Company LLC brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

    AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-272-6944 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check until the check has cleared, whichever occurs first.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Shares of the Funds are distributed by Robertson, Stephens & Company LLC. Robertson, Stephens & Company LLC bears certain expenses related to the distribution of shares of the Funds, including commissions payable to persons engaging in the distribution of the shares, advertising expenses, and the costs of preparing and distributing sales literature incurred in connection with the offering of the shares.

    To compensate Robertson, Stephens & Company LLC for the services it provides and for the expenses it bears, each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which the Fund pays Robertson, Stephens & Company LLC compensation, accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets, in the case of the Contrarian Fund-TM-, 0.50% of the Fund's average daily net assets, in the case of the Developing Countries Fund, and 0.25% of the Fund's average daily net assets, in the case of each of the other Funds. (Payments under the Distribution Plan for the Developing Countries Fund are currently paid at the rate of 0.25% of the Fund's average daily net assets.) Robertson, Stephens & Company LLC may pay brokers a commission expressed as a percentage of the purchase price of shares of the Funds.

    Each Fund has agreed to indemnify Robertson, Stephens & Company LLC against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (more often if necessary to avoid certain excise or income taxes on the Fund). The Growth & Income Fund pays distributions from net investment income quarterly. All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to its Class A shares, less its liabilities attributable to its Class A shares, by the number of its Class A shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adapted by the Trust's Board of Trustees. The net asset value of a Fund's Class A shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any difference in the expense of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data for a Fund's Class A shares may from time to time be included in advertisements about the Funds. A Fund's "yield" is calculated by dividing the annualized net investment income per Class A share during a recent 30-day period by the net asset value per Class A share on the last day of that period. "Total return" for one, and five, and ten year periods, or for the life of a Fund, through the most recent calendar quarter represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in the Fund's Class A shares. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio,

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
and the Fund's investments expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. Class C shares have different sales charges and other expenses, which may affect performance. Contact RS&Co. for information concerning the Class C shares of any Fund, at 1-800-766-FUND. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------

                          ROBERTSON STEPHENS & COMPANY
                        BRINGING THE FUND MANAGER TO YOU

                                    ADDRESS
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-766-FUND

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                         Robertson Stephens Investment
                                Management, Inc.
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-766-3863

                                  DISTRIBUTOR
                       Robertson, Stephens & Company LLC
                             555 California Street
                            San Francisco, CA 94104
                                 1-415-781-9700

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO 64141
                                 1-800-272-6944

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

---------------------------------------------------
---------------------------------------------------

              ---------------------------------------------------
                                   ROBERTSON
                                   STEPHENS &
                                    COMPANY
                              --------------------

                                 CLASS A SHARES
                            THE CONTRARIAN FUND-TM-
                             THE ROBERTSON STEPHENS
                           DEVELOPING COUNTRIES FUND
                             THE ROBERTSON STEPHENS
                            DIVERSIFIED GROWTH FUND
                             THE ROBERTSON STEPHENS
                              EMERGING GROWTH FUND
                             THE ROBERTSON STEPHENS
                               GLOBAL LOW-PRICED
                                   STOCK FUND
                             THE ROBERTSON STEPHENS
                                 GLOBAL NATURAL
                                 RESOURCES FUND
                             THE ROBERTSON STEPHENS
                               GLOBAL VALUE FUND
                             THE ROBERTSON STEPHENS
                              GROWTH & INCOME FUND
                             THE ROBERTSON STEPHENS
                              MICROCAP GROWTH FUND
                          THE INFORMATION AGE FUND-TM-
                             THE ROBERTSON STEPHENS
                                 PARTNERS FUND
                             THE ROBERTSON STEPHENS
                              VALUE + GROWTH FUND

                                   PROSPECTUS
                                 April 1, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS C SHARES
800-270-5829                                                       April 1, 1997
--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class C shares of twelve mutual funds by this
Prospectus: The CONTRARIAN FUND-TM-, The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, THE INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS C SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the April 1, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-270-5829. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None
  Contingent Deferred Sales Charge                              1.0% in the
   (as a percentage of the original purchase price)             first year,
                                                                and
                                                                eliminated
                                                                thereafter.

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                                           GLOBAL
                                                                                            LOW-      GLOBAL
                                             CON-     DEVELOPING  DIVERSIFIED  EMERGING    PRICED     NATURAL    GLOBAL   GROWTH &
                                            TRARIAN   COUNTRIES     GROWTH      GROWTH     STOCK     RESOURCES   VALUE     INCOME
                                            -------   ---------   ----------   --------   --------   ---------   ------   --------
Management Fees                              1.50%     1.25%        1.00%       1.00%     1.00%       1.00%      1.00%    1.00%
Rule 12b-1 Expenses                          0.75%     0.75%        0.75%       0.75%     0.75%       0.75%      0.75%    0.75%
Shareholder Service Fee                      0.25%     0.25%        0.25%       0.25%     0.25%       0.25%      0.25%    0.25%
Other Expenses*                              0.21%     0.35%(1)     0.70%(1)    0.35%     0.70%(1)    0.70%(1)   0.70%(1) 0.05%(1)
                                            -------   ---------   ----------   --------   --------   ---------   ------   --------
Total Fund Operating Expenses*               2.71%     2.60%(1)     2.70%(1)    2.35%     2.70%(1)    2.70%(1)   2.70%(1) 2.05%(1)

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                           MICRO                VALUE
                                            INFORMATION     CAP                   +
                                                AGE        GROWTH    PARTNERS   GROWTH
                                            -----------   --------   --------   ------
Management Fees                                1.00%      1.25%      1.25%      1.00%
Rule 12b-1 Expenses                            0.75%      0.75%      0.75%      0.75%
Shareholder Service Fee                        0.25%      0.25%      0.25%      0.25%
Other Expenses*                                0.78%      0.45%(1)   0.45%(1)   0.26%
                                            -----------   --------   --------   ------
Total Fund Operating Expenses*                 2.78%      2.70%(1)   2.70%(1)   2.26%

----------------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES OF CLASS C SHARES.

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--------------------------------------------------------------------------------

EXAMPLE

An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                                         1 YEAR       3 YEARS
                                                                       -----------  -----------
The Contrarian Fund-TM-                                                 $      37    $      84
The Developing Countries Fund                                           $      36    $      81
The Diversified Growth Fund                                             $      37    $      84
The Emerging Growth Fund                                                $      34    $      73
The Global Low-Priced Stock Fund                                        $      37    $      84
The Global Natural Resources Fund                                       $      37    $      84
The Global Value Fund                                                   $      37    $      84
The Growth & Income Fund                                                $      31    $      64
The Information Age Fund-TM-                                            $      38    $      86
The MicroCap Growth Fund                                                $      37    $      84
The Partners Fund                                                       $      37    $      84
The Value + Growth Fund                                                 $      33    $      71

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Developing Countries Fund, 1.20% and 3.45%; Diversified Growth Fund, 0.85% and 2.85%; Global Low-Priced Stock Fund, 1.89% and 3.89%; Global Natural Resources Fund, 0.91% and 2.91%; Global Value Fund, 0.90% and 2.90%; Growth & Income Fund, 0.51% and 2.51%; MicroCap Growth Fund, 0.60% and 2.85%; and Partners Fund, 0.65% and 2.90%. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

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--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, the Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of

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companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. The Fund will normally invest at least 65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior

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products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more

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than prices of securities of larger, more widely traded companies. See
"Investments in Smaller Companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund

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will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price. The Fund intends to pay dividends quarterly; the amount of any dividends will fluctuate.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited

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volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------

    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-focuses its investments in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The

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Fund will invest in a diversified portfolio of equity securities of "micro-cap"
companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less.

    Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in Smaller Companies," below.

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also hold a portion of its assets in cash or money market instruments. The Fund is a non-diversified mutual fund.

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THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

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    SHORT SALES. (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL LOW-PRICED STOCK,
PARTNERS, AND GLOBAL VALUE FUNDS) When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Partners, and Global Value Funds may

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invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    THE CONTRARIAN FUND,-TM- the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the OTHER FUNDS will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. THE CONTRARIAN FUND-TM- and DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases a Fund's market exposure and its risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities

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held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures")and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit a Fund's ability to engage in options and futures transactions.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in

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over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE CONTRARIAN FUND-TM-, the DEVELOPING COUNTRIES FUND, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, THE CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, the VALUE + GROWTH FUND has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known

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as "portfolio turnover." Portfolio turnover generally involves some expense to a
Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Portfolio turnover rates for each of the Funds during their fiscal periods ended December 31, 1996 were as follows: Contrarian Fund, 44%; Developing Countries Fund, 165%; Diversified Growth Fund, 69% (5 months); Emerging Growth Fund, 270%; Global Low-Priced Stock Fund, 66%; Global Natural Resources Fund, 82%; Global Value Fund, 100%
(estimated for first fiscal year); Growth & Income Fund, 212%; MicroCap Growth Fund, 22% (5 months); The Information Age Fund-TM-, 452%; Partners Fund, 101%; and Value+Growth Fund, 221%.

                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc. Robertson, Stephens & Company LLC is the Funds' distributor and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Since 1978, Robertson, Stephens & Company LLC has managed underwritten public offerings for over $15.23 billion of securities of emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

    Robertson Stephens Investment Management, Inc., 555 California Street, San Francisco, CA 94104 is the investment adviser for the Emerging Growth Fund. Robertson Stephens Investment Management, Inc. commenced operations in March 1986 and is registered as an investment adviser with the Securities and Exchange Commission and is an indirect wholly-owned subsidiary of Robertson, Stephens & Company LLC.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most

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--------------------------------------------------------------------------------
favorable price and execution available, Robertson Stephens Investment
Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, the Global Value Fund, and the Value + Growth Fund and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Low-Priced Stock, Global Natural Resources, Global Value, Information Age-TM-, and MicroCap Growth Funds, has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    Paul H. Stephens has served as The Contrarian Fund's-TM- portfolio manager since its inception in June 1993. He is a founder of Robertson, Stephens & Company LLC. In addition to managing public investment portfolios for individuals since 1975, Mr. Stephens has acted as the firm's Chief Investment Officer since 1978. He holds a B.S. and an M.B.A. from the University of California at Berkeley.

    James Callinan is responsible for managing the Emerging Growth Fund's portfolio. Mr. Callinan has more than nine years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for the Information Age Fund.-TM- From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    David Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Michael Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from

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Pennsylvania State University and a master's degree in international business from the University of South Carolina.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Since August 1993 he has been a member of The Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson, Stephens & Company Investment Management, L.P., he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College.

    M. Hannah Sullivan is responsible for managing the Global Low-Priced Stock Fund. Since April 1992, she has been a member of the management team for The Contrarian Fund.-TM- She holds a B.A. in Spanish literature from Cornell University and an M.B.A. from the University of California at Berkeley.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson, Stephens & Company Investment Management, L.P., Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

                             HOW TO PURCHASE SHARES

    Class C shares of any Fund may be purchased through your financial institution, which may be a broker-dealer, a bank, or another institution. You can open an Class C shares account in any Fund with as little as $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts) and make additional investments at any time with as little as $100 ($1 for IRAs).

    Your financial institution can assist you in establishing your account and making your investment. Your financial institution is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services. If you do not have a financial institution, Robertson, Stephens & Co. LLC, the Funds' principal underwriter ("RS&Co."), can refer you to one.

    Once you have made the initial minimum investment in a Fund, you can make regular investments in that Fund of $100 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your financial institution or through RS&Co.

OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    Each Fund's Class C shares are sold at the Fund's net asset value per share next determined after the Fund receives your purchase order. In most cases, in order to receive that day's public offering price, your financial institution must ensure that the Trust receives your order before the close of regular trading on the New York Stock Exchange.

    CONTINGENT DEFERRED SALES CHARGE. Class C shares are sold without an initial sales charge, although a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within the first year after purchase. The CDSC will be charged on the lesser of the shares' cost or current net asset value. Shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable on any redemption, a Fund will first redeem shares acquired through the reinvestment of distributions, and then the remaining shares held longest. RS&Co. receives the entire amount of any CDSC you pay.

    REINVESTMENT PRIVILEGE. If you redeem Class C shares of a Fund, you have a one-time

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right, within 90 days, to reinvest the redemption proceeds plus the amount of
CDSC you paid, if any, at the next-determined net asset value. RS&Co. must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC. If you redeem shares in a Fund, there may be tax consequences.

GENERAL
-------------------------------------

If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check until the check has cleared, whichever occurs first.

    A Fund may waive the CDSC on Class C shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of RS&Co., Robertson Stephens Investment Management, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with RS&Co., employees (and their families) of financial institutions having sales agreements with RS&Co. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Robertson Stephens family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, and tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Robertson Stephens Funds. A Fund may sell shares not subject to any CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; and (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; (c) a tax-free return on an excess contribution to an IRA; and (d) distributions to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, RS&Co., or their affiliates. Contact your financial institution or RS&Co. for information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of the waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

    Because of the relatively high cost of maintaining accounts, the Fund reserves the right to redeem, upon not less than 60 days notice, any Fund account whose account balance falls below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Fund by increasing his investment in shares of the Fund to a value of $500 or more during such 60-day period.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus. No share certificates for Class C shares will be issued.

EXCHANGE PRIVILEGE
-------------------------------------

Except as otherwise described below, you can exchange your shares in any Fund worth at least $1,000 for Class C shares of the other Robertson Stephens Funds offering such shares, at net asset value beginning 15 days after purchase. If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be af-fected by any exchange.

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    Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not without the consent of RS&Co. exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where RS&Co. or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult your financial institution before requesting an exchange.

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

    You can sell your Class C shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your financial institution or directly to the Fund. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR
FINANCIAL INSTITUTION
-------------------------------------

    Your financial institution and RS&Co. must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your financial institution will be responsible for furnishing all necessary documentation to RS&Co., and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND
-------------------------------------

    BY MAIL. You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact National Financial Data Services (the "Transfer Agent") for more details at 1-800-272-6944. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

    BY TELEPHONE. Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or call the Funds for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

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--------------------------------------------------------------------------------

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which currently include the recording of shareholders' calls, the mailing of confirmation statements, and the use of a personal identification test (which may, for example, require the caller to give a special authorization number or to verify the account owner's address and social security number). If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

    BY WIRE TRANSFER. If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your financial institution or to you by a wire transfer. Please indicate your financial institution's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your financial institution, your financial institution is responsible for ensuring that the Transfer Agent receives your redemption request in proper form at the appropriate time.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Each of the Funds has adopted a Distribution Plan under Rule 12b-1 with respect to its Class C shares (each, a "Plan") providing for payments by the Fund to RS&Co. from the assets attributable to the Fund's Class C shares. Payments under the Plan are intended to compensate RS&Co. for services provided and expenses incurred by it as principal underwriter of the Fund's Class C shares, including the payments to financial institutions described below.

    In order to compensate broker-dealer and certain other financial institutions for services provided in connection with sales of Class C shares, RS&Co. makes quarterly payments to qualifying broker-dealers and other financial institutions at an annual rate of up to 0.75% of the average net asset value of Class C shares attributable to shareholders for whom the broker-dealers or financial institutions are intermediaries of record. RS&Co. may suspend or modify such payments. Such payments are also subject to

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the continuation of the relevant Plan, the term of any agreements between financial institutions and RS&Co., and any applicable limits imposed by the National Association of Securities Dealers, Inc.

    Each of the Funds currently makes payments under its Plan at the annual rate of 0.75% of the assets of the Fund attributable to its Class C shares (although the Plans contemplate payments at a rate of up to 1.00% of a Fund's average net assets attributable to Class C shares). The Plans also by their terms relate to payments under the Funds Shareholder Servicing Plans, to the extent such payments may be seen as primarily intended to result in the sale of a Fund's Class C shares. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. RS&Co. also receives the proceeds of any CDSC imposed on redemptions of shares.

    RS&Co., Robertson Stephens Investment Management, and their affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

    Each Fund has agreed to indemnify RS&Co. against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                           SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Class C shares of each Fund. Under the Service Plan, each Fund pays fees to RS&Co. at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS&Co. to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments from RS&Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as RS&Co. reasonably requests.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (or more often if necessary to avoid certain excise or income taxes on the Fund). All distributions by a Fund will be automatically reinvested in Class C shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
of the Fund unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its Class C shares by dividing the total value of its assets attributable to its Class C shares, less its liabilities attributable to those shares, by the number of its Class C shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The net asset value of a Fund's Class C shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data may from time to time be included in advertisements about the Funds' Class C shares. The "yield" of a Fund's Class C shares is calculated by dividing the annualized net investment income per Class C share during a recent 30-day period by the net asset value per Class C share on the last day of that period. "Total return" for the period during which Class C shares of a Fund have been offered, through the most recent calendar quarter, represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in Class C shares of that Fund. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment adviser or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. Class A shares have different sales charges and other expenses, which may affect performance. Contact RS&Co. for information concerning the Class C shares of any Fund, at 1-800-270-5829. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------

                          ROBERTSON STEPHENS & COMPANY
                        BRINGING THE FUND MANAGER TO YOU

                                    ADDRESS
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                         Robertson Stephens Investment
                                Management, Inc.
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                  DISTRIBUTOR
                       Robertson, Stephens & Company LLC
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO 64141
                                 1-800-272-6944

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

---------------------------------------------------
---------------------------------------------------

              ---------------------------------------------------

                                   ROBERTSON
                                    STEPHENS
                                     MUTUAL
                                     FUNDS
                              --------------------

                               THE CLASS C SHARES
                            THE CONTRARIAN FUND-TM-
                             THE ROBERTSON STEPHENS
                           DEVELOPING COUNTRIES FUND
                             THE ROBERTSON STEPHENS
                            DIVERSIFIED GROWTH FUND
                             THE ROBERTSON STEPHENS
                              EMERGING GROWTH FUND
                             THE ROBERTSON STEPHENS
                          GLOBAL LOW-PRICED STOCK FUND
                             THE ROBERTSON STEPHENS
                         GLOBAL NATURAL RESOURCES FUND
                             THE ROBERTSON STEPHENS
                               GLOBAL VALUE FUND
                             THE ROBERTSON STEPHENS
                              GROWTH & INCOME FUND
                             THE ROBERTSON STEPHENS
                              MICROCAP GROWTH FUND
                          THE INFORMATION AGE FUND-TM-
                             THE ROBERTSON STEPHENS
                                 PARTNERS FUND
                             THE ROBERTSON STEPHENS
                              VALUE + GROWTH FUND

                                   PROSPECTUS
                                 April 1, 1997

P R O S P E C T U S                                                April 1, 1997



                        THE ROBERTSON STEPHENS ASIA FUND

THE ROBERTSON STEPHENS ASIA FUND seeks long-term capital appreciation. The Fund will pursue its objective by investing primarily in securities of companies located in Asia.

This Prospectus explains concisely the information about the Fund that a prospective investor should know before investing in shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Fund in the April 1, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of
Additional Information is incorporated into this Prospectus by reference.

                              ---------------------

                        Robertson, Stephens & Company LLC
                                   Distributor
                              ---------------------


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
          HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes your maximum transaction costs from investing in shares of the Fund and expenses the Fund expects to incur in its first full year of operations. The Example shows the cumulative expenses attributable to a $1,000 investment in the Fund over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases                          None
     Maximum Sales Load Imposed on Reinvested Dividends               None
     Deferred Sales Load                                              None
     Redemption Fee*                                                  None
     Exchange Fee                                                     None
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

     ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
          Management Fees                                             1.00%
          12b-1 Fees                                                  0.25%
          Other Expenses                                              0.60%*
            Total Fund Operating Expenses                             1.85%*

--------------
*  Estimated
EXAMPLES

Your investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

          1 year         3 years
          ------         -------

           $19            $58

This information is provided to help you understand the expenses of investing in the Fund and your share of the estimated operating expenses of the Fund. The information concerning the Fund is based on the expenses the Fund expects to incur during its first full year of operations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

INTRODUCTION

     The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P.

     THE FUND'S INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. WHEN ROBERTSON STEPHENS INVESTMENT MANAGEMENT IDENTIFIES SUCH AN INVESTMENT OPPORTUNITY, IT MAY DEVOTE MORE OF THE FUND'S ASSETS TO PURSUING THAT OPPORTUNITY, OR AT DIFFERENT TIMES, THAN MANY OTHER MUTUAL FUNDS, AND MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, THE FUND MAY ENGAGE IN SHORT SALES OF SECURITIES, WHICH INVOLVE SPECIAL RISKS.

INVESTMENT OBJECTIVE AND POLICIES

     THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund is designed for investors who believe that an aggressive program of investing in securities of companies located in Asia will provide significant opportunities for capital appreciation over the long term.

     The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may at times purchase debt securities if Robertson Stephens Investment Management believes they offer potential for capital appreciation. The Fund also may engage in short sales of securities it expects to decline in price. The Fund is a diversified mutual fund.

     The Fund may invest in securities of companies located in any country in Asia where Robertson Stephens Investment Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. The Fund may from time to time invest a substantial portion of its assets in the securities of issuers located in a single country or geographic region. Under current market conditions, Robertson Stephens Investment Management believes that it is possible that the Fund may invest more than 25% of its assets in either Japan, Hong Kong, Singapore or Malaysia. Under normal circumstances, the Fund will invest at least 85% of its assets in securities of companies located in Asia. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world, if Robertson Stephens Investment Management believes that they are consistent with the Fund's investment objective.

     The Fund will consider an issuer of securities to be located in Asia if it is organized under the laws of any country in Asia and has a principal office in a country in Asia, if it derives 50% or more of its total revenues from business in Asia, or if its equity securities are traded principally on a securities exchange in Asia. For this purpose, investment companies that invest principally in securities of issuers located in Asia will also be considered to be located in Asia.

     Because the Fund will normally invest most of its assets in securities of issuers located in Asia, the Fund's net asset value will be particularly affected by political, economic, and financial developments in that region. See "Foreign securities," below.

     MICHAEL HOFFMAN is responsible for managing the Fund. He is also responsible for managing the Robertson Stephens Developing Countries Fund and the Robertson Stephens Emerging Europe Fund. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 to $100 million.

     The Fund is a series of Robertson Stephens Investment Trust (the "Trust"), an open-end series investment company. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. The Trustees of the Trust would not materially change the Fund's investment objective without shareholder approval. There can, of course, be no assurance that the Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

     The Fund may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

     FOREIGN SECURITIES. The Fund will invest principally in foreign securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     The Fund may at times invest a substantial portion of its assets in securities of issuers in developing countries. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments.

     INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

     SHORT SALES. When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

     All short sales must be fully collateralized, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

     DEBT SECURITIES. The Fund may invest in debt securities from time to time, if Robertson Stephens Investment Management believes that investing in such securities might help achieve the Fund's objective. The Fund's investments may include lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. It is possible that the Fund may invest in debt securities that are in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

     The Fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     OPTIONS AND FUTURES. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

     The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated
above.   Although the Fund will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.

     Transactions in options and futures contracts involve brokerage costs and may require the Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Fund that are the subject of a hedge. The successful use by the Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out futures or options positions. Although the Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Fund's ability to engage in options and futures transactions.

     The Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. The Fund may in certain instances purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     The Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

     DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest any portion of its assets in securities of issuers outside Asia, and in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

     PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in
realization of taxable capital gains.   The Fund's annual portfolio turnover is
expected to be less than 200%.

                             MANAGEMENT OF THE FUND

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for the Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc. Robertson, Stephens & Company LLC, the Fund's distributor, is a major investment banking firm specializing in emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

     Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Fund and makes investment decisions on the Fund's behalf pursuant to an Investment
Advisory Agreement with the Fund.   Robertson Stephens Investment Management is
also responsible for overall management of the Fund's business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Fund's Distribution Plan.

     Robertson Stephens Investment Management places all orders for purchases and sales of the Fund's investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the

Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

     Robertson Stephens Investment Management may at times bear certain expenses of the Fund. The Advisory Agreement between the Asia Fund and Robertson Stephens Investment Management permits Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund.


     ADMINISTRATIVE SERVICES. The Fund has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. The Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                             HOW TO PURCHASE SHARES

     Currently, your minimum initial investment is $5,000 ($1,000 for IRAs), and your subsequent investments must be at least $100 ($1 for IRAs). You may obtain an Application by calling the Fund at 1-800-776-FUND, or by writing to Robertson, Stephens & Company LLC at 555 California Street, San Francisco, CA 94104.

INITIAL INVESTMENTS


     You may make your initial investment in Fund shares by mail or by wire transfer as described below.

     BY MAIL: Send a completed Application, together with a check made payable to the Fund, to the Fund's Transfer Agent: State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141.

     BY WIRE: (1) Telephone National Financial Data Services at 1-800-272-6944. Indicate the name(s) to be used on the account registration, the mailing address, your social security number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank. Please include the account number that you receive in your wire along with the account name.

     (2) Then instruct your bank to wire the specified amount, along with your account name and number to:

                       State Street Bank and Trust Company
                                 ABA# 011 000028
                                 Attn:  Custody
                                  DDA# 99047177
                               225 Franklin Street
                                Boston, MA  02110
                    Credit: The Robertson Stephens Asia Fund
                               For further credit:

                              --------------------
                              (Shareholder's name)

                            -------------------------
                            (Shareholder's account #)

     At the same time, you must mail a completed and signed Application to:
State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141. Please include your account number on the Application.

     You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Fund. In their sole discretion, either Robertson Stephens Investment Management or Robertson, Stephens & Company LLC, the Fund's distributor, may pay such brokers for shareholder, subaccounting, and other services, including handling such sales.

SUBSEQUENT INVESTMENTS

     After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

     AUTOBUY: The Autobuy option allows you to purchase shares by moving money directly from their checking account to the Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-272-6944 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. There is no fee
for this option.   If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

OTHER INFORMATION ABOUT PURCHASING SHARES

     All purchases of Fund shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by the Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by the Fund before 4:00 p.m. New York time.

     All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Fund or the Transfer Agent. The Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

     The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

     No share certificates will be issued.

EXCHANGE PRIVILEGE

     Shares of the Fund offered by this Prospectus may be exchanged for Class A shares of any other Fund offered by Robertson Stephens Investment Trust. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

     Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by the Fund upon 60 days prior notice to shareholders.

     Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Fund for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

REDEMPTIONS BY MAIL

     You may redeem your shares of the Fund by mailing a written request for redemption to the Transfer Agent that:

(1)  states the number of shares or dollar amount to be redeemed;
(2)  identifies your account number; and
(3) is signed by you and all other owners of the account exactly as their names appear on the account.

     If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE

     Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Fund for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

     If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include requiring the caller to give a special authorization number assigned to your account. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

     Telephone redemption is not available for shares held in IRAs. The Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

WIRE TRANSFER OF REDEMPTIONS

     If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank account or Robertson, Stephens & Company LLC brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account or upon a full redemption, deducting the fee from the proceeds.

     AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-272-6944 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES

     The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check clears, whichever occurs first.

     You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUND'S DISTRIBUTOR

     Shares of the Fund are distributed by Robertson, Stephens & Company LLC. Under its Distribution Agreement with the Fund, Robertson, Stephens & Company LLC bears certain expenses related to the distribution of shares of the Fund, including commissions payable to persons engaging in the distribution of the shares, advertising expenses, and the costs of preparing and distributing sales literature incurred in connection with the offering of the shares.

     To compensate Robertson, Stephens & Company LLC for the services it provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which the Fund pays Robertson, Stephens & Company LLC compensation accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. Robertson, Stephens & Company LLC may pay brokers a commission expressed as a percentage of the purchase price of shares of the Fund.

     The Fund has agreed to indemnify Robertson, Stephens & Company LLC against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once per year (more often if necessary to avoid certain excise or income taxes on the Fund). All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

     All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

     The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation.

                        HOW NET ASSET VALUE IS DETERMINED

     The Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to the shares, less liabilities attributable to the shares, by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees.

                          HOW PERFORMANCE IS DETERMINED

     Total return data for the Fund may from time to time be included in advertisements about the Fund. "Total return" for the Fund through the most recent calendar quarter represents the actual rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods. Quotations of total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

     ALL DATA ARE BASED ON THE FUND'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

     The Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of the Commonwealth of Massachusetts and is a business entity
commonly known as a "Massachusetts business trust."   A copy of the Agreement
and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as the Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of the Fund's portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     ADDRESS
                              555 California Street
                            San Francisco, CA  94104
                                 1-800-766-FUND

                               INVESTMENT ADVISER
                          Robertson, Stephens & Company
                           Investment Management, L.P.
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                   DISTRIBUTOR
                        Robertson, Stephens & Company LLC
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                 TRANSFER AGENT
                       State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO  64141
                                 1-800-272-6944

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA  94104

                                  LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                    CUSTODIAN
                       State Street Bank and Trust Company
                                Boston, MA 02110



No dealer, salesman, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    ROBERTSON
                                    STEPHENS
                                     MUTUAL
                                      FUNDS
                                    _________

                                       The
                               Robertson Stephens
                                    Asia Fund


                    ----------------------------------------
                                 TO REQUEST AN
                                APPLICATION, CALL


                                 1-800-766-FUND


                            FOR QUESTIONS CONCERNING
                           SHAREHOLDER ACCOUNTS, CALL


                                 1-800-272-6944
                    ----------------------------------------

                                   PROSPECTUS

                                  APRIL 1, 1997

P R O S P E C T U S                                                April 1, 1997



                   THE ROBERTSON STEPHENS EMERGING EUROPE FUND

THE ROBERTSON STEPHENS EMERGING EUROPE FUND seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging European countries. The Fund may borrow money in an attempt to increase its investment return. The Fund is a series of Robertson Stephens Investment Trust.

This Prospectus explains concisely the information about the Fund that a prospective investor should know before investing in shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Fund in the April 1, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated into this Prospectus by reference.

                              ---------------------

                        Robertson, Stephens & Company LLC
                                   Distributor

                              ---------------------


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
          HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes your maximum transaction costs from investing in shares of the Fund and expenses the Fund expects to incur in its first full year of operations. The Example shows the cumulative expenses attributable to a $1,000 investment in the Fund over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases                     None
     Maximum Sales Load Imposed on Reinvested Dividends          None
     Deferred Sales Load                                         None
     Redemption Fee*                                             None
     Exchange Fee                                                None
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

     ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
          Management Fees                                        1.50%
          12b-1 Fees                                             0.25%
          Other Expenses                                         0.60%*
     Total Fund Operating Expenses                               2.35%*

--------------
     *  Estimated

EXAMPLES

Your investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


          1 year         3 years
          ------         -------

           $24            $73

This information is provided to help you understand the expenses of investing in the Fund and your share of the estimated operating expenses of the Fund. The information concerning the Fund is based on the expenses the Fund expects to incur during its first full year of operations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

INTRODUCTION

     The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens Investment Management").

     THE FUND'S INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. WHEN ROBERTSON STEPHENS INVESTMENT MANAGEMENT IDENTIFIES SUCH AN INVESTMENT OPPORTUNITY, IT MAY DEVOTE MORE OF THE FUND'S ASSETS TO PURSUING THAT OPPORTUNITY, OR AT DIFFERENT TIMES, THAN MANY OTHER MUTUAL FUNDS, AND MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, THE FUND MAY ENGAGE IN SHORT SALES OF SECURITIES, WHICH INVOLVE SPECIAL RISKS.

INVESTMENT OBJECTIVE AND POLICIES

     THE EMERGING EUROPE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL APPRECIATION. The Fund is designed for investors who believe that an aggressive program of investing in securities of companies located in emerging European countries will provide significant opportunities for capital appreciation over the long term.

     The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may at times purchase debt securities if Robertson Stephens Investment Management believes they offer potential for capital appreciation. The Fund also may engage in short sales of securities it expects to decline in price. The Fund is a non-diversified mutual fund.

     "Emerging European countries" are countries located in Europe that in the opinion of Robertson Stephens Investment Management are generally considered to be in the early stages of industrial, economic, or capital market development. They may include countries which were until recently governed by communist governments or countries which, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European economies. Emerging European countries might currently include, by way of example, The Czech Republic, Greece, Hungary, Poland, Portugal, Russia, and Turkey, and may include eastern Germany. The Fund may from time to time invest a substantial portion of its assets in the securities of issuers located in a single country or geographic region. Under current market conditions, Robertson Stephens Investment Management believes that it is possible that the Fund may invest more than 25% of its assets in either the Czech Republic, Poland, Hungary or Turkey.

       Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located in emerging European countries. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world, if Robertson Stephens Investment Management believes that such investments are consistent with the Fund's investment objective. The Fund will consider an issuer of securities to be located in an emerging European country if it is organized under the laws of any emerging European country and has a principal office in an emerging European country, if it derives 50% or more of its total revenues from business in emerging European countries, or if its equity securities are traded principally on a securities exchange in an emerging European country. For this purpose, investment companies that invest principally in securities of issuers located in one or more emerging European countries will also be considered to be located in an emerging European country, as will American Depository Receipts (ADRs) and Global Depository Receipts
(GDRs) with respect to the securities of companies located in emerging European countries.

     Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to reduce risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

     Because the Fund will normally invest most of its assets in securities of issuers located in emerging European countries, the Fund's net asset value will be particularly affected by political, economic, and financial developments in such countries. See "Foreign securities," below.

     The Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

     The Fund will not invest for current income. The Fund may hold a portion of its assets in cash or money market investments.

     MICHAEL HOFFMAN is responsible for managing the Fund. He is also responsible for managing the Robertson Stephens Developing Countries Fund and the Robertson Stephens Asia Fund. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 to $100 million.

     The Fund is a series of Robertson Stephens Investment Trust (the "Trust"), an open-end series investment company. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. The Trustees of the Trust would not materially change the Fund's investment objective without shareholder approval. There can, of course, be no assurance that the Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

     The Fund may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

     NON-DIVERSIFICATION AND SECTOR CONCENTRATION. The Fund is a "non-diversified" investment company, and may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

     FOREIGN SECURITIES. The Fund will invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     INVESTMENTS BY THE FUND IN SECURITIES OF ISSUERS IN EMERGING EUROPEAN COUNTRIES MAY PROVIDE THE POTENTIAL FOR ABOVE-AVERAGE CAPITAL APPRECIATION, BUT
ARE SPECULATIVE AND SUBJECT TO SPECIAL RISKS.    Political and economic
structures in many of such countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many Western European countries. Countries in Eastern Europe have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened in Eastern European countries. In addition, unanticipated political or social developments may affect the values of the Fund's investment in those countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in emerging European countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in other European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain emerging European countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

     SHORT SALES. When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

     All short sales must be fully collateralized, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

     DEBT SECURITIES. The Fund may invest in debt securities from time to time, if Robertson Stephens Investment Management believes that investing in such securities might help achieve the Fund's objective. The Fund's investments may include lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. It is possible that the Fund may invest in debt securities that are in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

     The Fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     OPTIONS AND FUTURES. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

     The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated
above.   Although the Fund will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.

     Transactions in options and futures contracts involve brokerage costs and may require the Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Fund that are the subject of a hedge. The successful use by the Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out futures or options positions. Although the Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Fund's ability to engage in options and futures transactions.

     The Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. The Fund may in certain instances purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     The Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

     DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest any portion of its assets in securities of issuers not located in emerging European countries and in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

     PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in
the securities held by the Fund is known as "portfolio turnover."   Portfolio
turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in
realization of taxable capital gains.   The Fund's annual portfolio turnover is
expected to be less than 200%.

                             MANAGEMENT OF THE FUND

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for the Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc. Robertson, Stephens & Company LLC, the Fund's distributor, is a major investment banking firm specializing in emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company, Inc. LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

     Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Fund and makes investment decisions on the Fund's behalf pursuant to an Investment
Advisory Agreement with the Fund.   Robertson Stephens Investment Management is
also responsible for overall management of the Fund's business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Fund pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Fund's Distribution Plan.

     Robertson Stephens Investment Management places all orders for purchases and sales of the Fund's investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

     Robertson Stephens Investment Management may at times bear certain expenses of the Fund. The Advisory Agreement between the Emerging Europe Fund and Robertson Stephens Investment Management permits Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

     ADMINISTRATIVE SERVICES. The Fund has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. The Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                             HOW TO PURCHASE SHARES

     Currently, your minimum initial investment is $5,000 ($1,000 for IRAs), and your subsequent investments must be at least $100 ($1 for IRAs). You may obtain an Application by calling the Fund at 1-800-776-FUND, or by writing to Robertson, Stephens & Company LLC at 555 California Street, San Francisco, CA 94104.

INITIAL INVESTMENTS

     You may make your initial investment in Fund shares by mail or by wire transfer as described below.

     BY MAIL: Send a completed Application, together with a check made payable to the Fund, to the Fund's Transfer Agent: State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141.

     BY WIRE: (1) Telephone National Financial Data Services at 1-800-272-6944. Indicate the name(s) to be used on the account registration, the mailing address, your social security number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank. Please include the account number that you receive in your wire along with the account name.

     (2) Then instruct your bank to wire the specified amount, along with your account name and number to:

                       State Street Bank and Trust Company
                                 ABA# 011 000028
                                 Attn:  Custody
                                  DDA# 99047177
                               225 Franklin Street
                                Boston, MA  02110
                          Credit: Emerging Europe Fund
                               For further credit:

                               ------------------
                              (Shareholder's name)

                            -------------------------
                            (Shareholder's account #)

     At the same time, you must mail a completed and signed Application to:
State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141. Please include your account number on the Application.

     You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Fund. In their sole discretion, either Robertson Stephens Investment Management or Robertson, Stephens & Company LLC, the Fund's distributor, may pay such brokers for shareholder, subaccounting, and other services, including handling such sales.

SUBSEQUENT INVESTMENTS

     After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

     AUTOBUY: The Autobuy option allows you to purchase shares by moving money directly from their checking account to the Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-272-6944 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. There is no fee
for this option.   If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

OTHER INFORMATION ABOUT PURCHASING SHARES

     All purchases of Fund shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by the Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by the Fund before 4:00 p.m. New York time.

     All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Fund or the Transfer Agent. The Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

     The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

     No share certificates will be issued.

EXCHANGE PRIVILEGE

     Shares of the Fund offered by this Prospectus may be exchanged for Class A shares of any other Fund offered by Robertson Stephens Investment Trust. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

     Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by the Fund upon 60 days prior notice to shareholders.

     Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Fund for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

REDEMPTIONS BY MAIL

     You may redeem your shares of the Fund by mailing a written request for redemption to the Transfer Agent that:

(1)  states the number of shares or dollar amount to be redeemed;
(2)  identifies your account number; and
(3) is signed by you and all other owners of the account exactly as their names appear on the account.

     If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE

     Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Fund for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

     If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include requiring the caller to give a special authorization number assigned to your account. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

     Telephone redemption is not available for shares held in IRAs. The Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

WIRE TRANSFER OF REDEMPTIONS

     If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank account or Robertson, Stephens & Company LLC brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account or upon a full redemption, deducting the fee from the proceeds.

     AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-272-6944 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES

     The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check clears, whichever occurs first.

     You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUND'S DISTRIBUTOR

     Shares of the Fund are distributed by Robertson, Stephens & Company LLC. Under its Distribution Agreement with the Fund, Robertson, Stephens & Company LLC bears certain expenses related to the distribution of shares of the Fund, including commissions payable to persons engaging in the distribution of the shares, advertising expenses, and the costs of preparing and distributing sales literature incurred in connection with the offering of the shares.

     To compensate Robertson, Stephens & Company LLC for the services it provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which the Fund pays Robertson, Stephens & Company LLC compensation accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. Robertson, Stephens & Company LLC may pay brokers a commission expressed as a percentage of the purchase price of shares of the Fund.

     The Fund has agreed to indemnify Robertson, Stephens & Company LLC against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once per year (more often if necessary to avoid certain excise or income taxes on the Fund). All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

     All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

     The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation.

                        HOW NET ASSET VALUE IS DETERMINED

     The Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to the shares, less liabilities attributable to the shares, by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees.

                          HOW PERFORMANCE IS DETERMINED

     Total return data for the Fund may from time to time be included in advertisements about the Fund. "Total return" for the Fund through the most recent calendar quarter represents the actual rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods. Quotations of total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

     ALL DATA ARE BASED ON THE FUND'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

     The Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of the Commonwealth of Massachusetts and is a business entity
commonly known as a "Massachusetts business trust."   A copy of the Agreement
and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as the Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of the Fund's portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     ADDRESS
                              555 California Street
                            San Francisco, CA  94104
                                 1-800-766-FUND

                               INVESTMENT ADVISER
                          Robertson, Stephens & Company
                           Investment Management, L.P.
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                   DISTRIBUTOR
                        Robertson, Stephens & Company LLC
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                 TRANSFER AGENT
                       State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO  64141
                                 1-800-272-6944

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA  94104

                                  LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                    CUSTODIAN
                       State Street Bank and Trust Company
                                Boston, MA 02110

No dealer, salesman, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    ROBERTSON
                                    STEPHENS
                                     MUTUAL
                                      FUNDS

                                   ----------

                                 Emerging Europe
                                      Fund

                               ------------------

                         ------------------------------
                                  TO REQUEST AN
                                APPLICATION, CALL


                                 1-800-766-FUND

                            FOR QUESTIONS CONCERNING
                           SHAREHOLDER ACCOUNTS, CALL


                                 1-800-272-6944
                         ------------------------------


                                   PROSPECTUS

                                  APRIL 1, 1997

                                 ---------------

                                    FORM N-1A

                                     PART B

                                 ---------------

                       STATEMENT OF ADDITIONAL INFORMATION
                         ROBERTSON STEPHENS MUTUAL FUNDS

                                  APRIL 1, 1997


     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with a Prospectus of the Trust dated April 1, 1997, as it may be revised from time to time. This Statement relates to the Funds' Class A and Class C Shares. A copy of a Prospectus of the Trust for its Class A or Class C Shares can be obtained upon request made to Robertson, Stephens & Company LLC ("RS&Co."), the Trust's distributor, 555 California Street, San Francisco, California 94104, telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

     CAPTION                                                                PAGE
     -------                                                                ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 2
THE FUNDS' INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . .15
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . .19
THE FUNDS' DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . .31
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . .33
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . . . .35
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .37
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .39
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .42

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in detail in the Prospectuses. The following discussion provides supplemental information concerning certain investment techniques in which one or more of the Funds may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to all of the Funds.

     All of the Funds, except the Emerging Growth Fund, are managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."). The Emerging Growth Fund is managed by Robertson Stephens Investment Management, Inc. ("RSIM, Inc."). RSIM, L.P. and RSIM, Inc. are sometimes referred to in this Statement collectively as "Robertson Stephens Investment Management."

     Class A shares and Class C shares are offered through two separate prospectuses. Any reference to the "Prospectus" in this Statement is a reference to each such prospectus unless the context requires otherwise or unless otherwise specified.

LOWER-RATED DEBT SECURITIES

     Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See APPENDIX A for a description of these ratings. None of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

     The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when Robertson Stephens Investment Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

     The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     A Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPs AND BOUNDs

     The Value + Growth Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Right Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. BOUNDs provide a holder the opportunity to retain dividends on the underlying security while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The Value + Growth Fund will not purchase these options with respect to more than 25% of the value of its net assets.

     LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

     BOUNDs are long-term options which are expected to have the same economic characteristics as covered call options, with the added benefits that BOUNDs can be traded in a single transaction and are not subject to early exercise.
Covered call writing is a strategy by which an investor sells a call option while simultaneously owning the number of shares of the stock underlying the call. BOUND holders are able to participate in a stock's price appreciation up to but not exceeding a specified strike price while receiving payments equivalent to any cash dividends declared on the underlying stock. At expiration, a BOUND holder will receive a specified number of shares of the underlying stock for each BOUND held if, on the last day of trading, the underlying stock closes at or below the strike price. However, if at expiration the underlying stock closes above the strike price, the BOUND holder will receive a payment equal to a multiple of the BOUND's strike price for each BOUND held. The terms of a BOUND are not adjusted because of cash distributions to the shareholders of the underlying security. BOUNDs are subject to the position limits for equity options imposed by the exchanges on which they are traded.

     The settlement mechanism for BOUNDs operates in conjunction with that of the corresponding LEAPs. For example, if at expiration the underlying stock closes at or below the strike price, the LEAP will expire worthless, and the holder of a corresponding BOUND will receive a specified number of shares of stock from the writer of the BOUND. If, on the other hand, the LEAP is "in the money" at expiration, the holder of the LEAP is entitled to receive a specified number of shares of the underlying stock from the LEAP writer upon payment of the strike price, and the holder of a BOUND on such stock is entitled to the cash equivalent of a multiple of the strike price from the writer of the BOUND. An investor holding both a LEAP and a corresponding BOUND, where the underlying stock closes above the strike price at expiration, would be entitled to receive a multiple of the strike price from the writer of the BOUND and, upon exercise of the LEAP, would be obligated to pay the same amount to receive shares of the underlying stock. LEAPs are American-style options (exercisable at any time prior to expiration), whereas BOUNDs are European-style options (exercisable only on the expiration date).

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, a Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, Robertson Stephens Investment Management considers relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

     Certain of the Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any income or gain will be decreased, and the amount of any expenses or loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

PRECIOUS METALS

     The value of the investments of certain Funds may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.
Many institutions have rescinded policies that preclude investments in companies doing business in South Africa. In July 1991, the United States lifted the prohibition on new U.S. investment in South Africa, including the purchase of newly-issued securities of South African companies.

     In addition to its investments in securities, a Fund may, as described from time to time in the Prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that Robertson Stephens Investment Management intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

     Under current federal income tax law, gains from selling precious metals (and certain other assets) may not exceed 10% of a Fund's annual gross income. This tax requirement could a Fund to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.


                        THE FUNDS' INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

     THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, THE EMERGING GROWTH FUND AND THE VALUE + GROWTH FUND.

     A Fund may not:

     1. purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by a Fund's investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere in the Prospectus and this Statement;

     2. purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

     3. make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

     4. (a) for the Contrarian Fund-TM- and the Developing Countries Fund only: with respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

          (b) for the Emerging Growth Fund and Value + Growth Fund only: with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

     5. mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

     6. make loans of the Fund's assets, including loans of securities (although it may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), except that the Contrarian Fund-TM- and Developing Countries Fund each may lend up to one-third of its total assets to other parties;

     7. borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of (a) one-third of the value of the Contrarian Fund's-TM- or Developing Countries Fund's total assets, or
          (b) 5% of the Emerging Growth Fund's or Value + Growth Fund's total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

     8. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees (the Board's current policy permits a Fund to invest in companies that directly or through subsidiaries execute portfolio transactions for a Fund or have entered into selling agreements with the Distributor to sell Fund shares, to the extent permitted by applicable law), and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     9. invest more than 25% of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

     10. issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

     11. purchase the securities of any company for the purpose of exercising management or control (Emerging Growth Fund only);

     12. purchase more than 10% of the outstanding voting securities of any one issuer (Emerging Growth Fund only);

     13. (a) purchase the securities of any registered investment company, except as part of a merger or similar reorganization transaction (Emerging Growth Fund only);

          (b) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (Value + Growth Fund only);

     14. invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations (Emerging Growth Fund only);

     15. invest more than 10% of the value of its total assets in securities that are not readily marketable or that would require registration under the Securities Act of 1933, as amended, upon disposition (as a matter of operating policy, the Fund interprets this restriction as including venture capital investments such as venture capital partnerships whose securities are not registered under the Securities Act of 1933 and unregistered securities of companies which are not yet publicly held; furthermore, and as an additional matter of operating policy, the Board of Trustees has adopted a further restriction that no more than 5% of the Fund's total assets may be held in such restricted securities) (Emerging Growth Fund only).

     ALL OTHER FUNDS.

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) (as to 75% of the Diversified Growth Fund's, the Global Low-Priced Stock Fund's, the Global Natural Resources Fund's, the Growth & Income Fund's, the Information Age Fund's-TM-, and the MicroCap Growth Fund's total assets and 50% of the Global Value Fund's and the Partners Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund-TM- will invest without limit in any one or more information technology industries and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time;

     6. invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RSIM, L.P. or RSIM, Inc., as the case may be, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the MicroCap Growth Fund);

     7. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     8. purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

     9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.).

     In addition, it is contrary to the current policy of each of the Diversified Growth, Global Low-Priced Stock, Global Natural Resources, Global Value, Growth & Income, Information Age-TM-, MicroCap Growth, and Partners Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

*G. RANDY HECHT, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Hecht, 45, has served as the Chief Operating Officer of Robertson, Stephens & Company, Inc. since January 1993, as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of the firm's Investment Management Group since 1988. He is a member of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. As of October 18, 1988, Mr. Hecht assumed the responsibilities of President and Chief Executive Officer of the Trust. From May 1987 through May 1995, he served as Chief Financial Officer of the Trust. Mr. Hecht has been a Director of RSIM, Inc., and of Robertson, Stephens & Company, Inc., the sole general partner of RSIM, L.P., one of the Trust's Advisers, from June 1989 to January 1993, and since January 1993, respectively. Mr. Hecht served as the Trust's Secretary from May 1987 through January 1989, as RSIM, L.P.'s Secretary from 1993 to the present, and as RSIM, Inc.'s Secretary from May 1987 through June 1989. He has been a Trustee of the Trust since June 1987.

LEONARD B. AUERBACH, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Auerbach, 49, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also the sole shareholder and director of a company that is a general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services to a variety of institutional clients. Mr. Auerbach is the President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He also is a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. He has been a Trustee of the Trust since June 1987.

DANIEL R. COONEY, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Cooney, 72, is retired. He had a consulting agreement with Lord Abbett & Co., a mutual fund adviser, from January 1987 until December 1989. From September 1985 through December 1986 he was an Executive Vice President and Senior Adviser of the Lord Abbett Developing Growth Fund, a mutual fund. Mr. Cooney was the portfolio manager of the Lord Abbett Developing Growth Fund from its inception (October 1973) through September 1985, at which time the Lord Abbett Developing Growth Fund had assets of approximately $250 million. He has been a Trustee of the Trust since April 1989.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public

---------------

*    DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE
     1940 ACT.

     Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Peterson, 55, is a private consultant. He served as Director of the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson has been a Trustee of the Trust since June 1987.

*JOHN P. ROHAL, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Rohal, 49, has served as Managing Director and Director of Research for Robertson, Stephens & Company LLC (and its predecessors) since April 1993. From November 1987 to April 1993 he was Managing Director and co-head of the technology research group for Alex. Brown & Sons, an investment banking firm. He has been a Trustee of the Trust since July 1993.

DANA K. WELCH, SECRETARY
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Ms. Welch, 45, has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreements with the Funds, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $5,000 per Fund and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

CONTROL PERSONS AND SHARE OWNERSHIP

     Shareholders of record who owned on March 1, 1997 more than 5% of the outstanding shares of any Fund were as follows:

                                                            Percentage of Fund's
         Shareholder                        Shares Owned     Outstanding Shares
         -----------                        ------------    --------------------

CONTRARIAN FUND-TM-

Charles Schwab & Co., Inc.                 23,940,364.525           35.51%
Cash Account Special Custody
  FBO Customers Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.           8,682,525.378           12.88%
FBO The Exclusive Benefit of
 Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

DEVELOPING COUNTRIES FUND

Charles Schwab & Co., Inc.                  3,969,645.149           44.00%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.           1,412,302.551           15.66%
Attn:  Mutual Funds, 5th Floor
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

DIVERSIFIED GROWTH FUND

Charles Schwab & Co., Inc.                  2,195,698.601           44.08%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.             710,532.054           14.26%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908 Church Street Station
New York, NY  10008-3908

EMERGING GROWTH FUND

Charles Schwab & Co., Inc.                  2,117,513.984           21.20%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

GLOBAL LOW-PRICED STOCK FUND

National Financial Services Corp.             299,839.989           11.65%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                                     185,795.497            7.22%
Attn: Datalynx #003
P.O. Box 173736
Denver, CO  80217-3736

Charles Schwab & Co., Inc.                    788,837.743           30.64%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

GLOBAL NATURAL RESOURCES FUND

National Financial Services Corp.           1,855,094.905           15.28%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.                  5,954,297.619           49.04%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

GROWTH & INCOME FUND

Charles Schwab & Co., Inc.                  8,990,670.131           41.91%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.           2,883,774.702           13.44%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

INFORMATION AGE FUND-TM-

National Financial Services Corp.           1,334,536.191           16.07%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.                  2,951,914.066           35.55%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MICRO CAP GROWTH FUND

Charles Schwab & Co., Inc.                    189,723.669           18.58%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.             142,631.668           13.97%
FBO The Exclusive Benefit of
  Our Clients
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

PARTNERS FUND

Charles Schwab & Co., Inc.                  6,218,348.907           41.14%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.           2,030,490.633           13.43%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

VALUE + GROWTH FUND

Charles Schwab & Co., Inc.                  8,524,532.935           33.48%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.           3,663,410.439           14.39%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

     To the Funds' knowledge, there were no shareholders who owned beneficially 5% or more of a Fund's shares on March 1, 1997.

     On March 1, 1997 the officers and trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to Investment Advisory Agreements (the "Advisory Agreements"), Robertson Stephens Investment Management determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Funds with investment advice, research, and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreements; and (d) furnishes the Funds with office space and certain administrative services (pursuant, in the case of the Diversified Growth Fund, the Global Low-Price Stock Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the MicroCap Growth Fund, Administrative Services Agreements with the Funds, as described below). The services of Robertson Stephens Investment Management to the Funds are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Funds may reimburse Robertson Stephens Investment Management (on a cost recovery basis only) for any services performed for a Fund by it outside its duties under the Advisory Agreements.

     Investment decisions for the Funds and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including RS&Co., for research information for the Funds.

     MANAGEMENT FEES. The Funds pay Robertson Stephens Investment Management fees as compensation for the services provided by it under the Advisory Agreements. The amount of these management fees is calculated daily and payable monthly at the following annual rates based on the average daily net assets of each Fund:

          Contrarian Fund-TM-                     1.50%
          Developing Countries Fund               1.25%
          Diversified Growth Fund                 1.00%
          Emerging Growth Fund                    1.00%
          Global Low-Priced Stock Fund            1.00%
          Global Natural Resources Fund           1.00%
          Global Value Fund                       1.00%
          Growth & Income Fund                    1.00%
          Information Age Fund-TM-                1.00%
          MicroCap Growth Fund                    1.25%
          Partners Fund                           1.25%
          Value + Growth Fund                     1.00%

     These management fees are higher than those paid by most other investment companies. Robertson Stephens Investment Management also may at its discretion from time to time pay Fund expenses from its own assets, or reduce the management fee of a Fund.

     ADMINISTRATIVE FEES. The Diversified Growth Fund, Global Low-Priced Stock Fund, Global Natural Resources Fund, Global Value Fund, Growth & Income Fund, Information Age Fund-TM-, and MicroCap Growth Fund have entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees. The Funds pay RSIM, L.P. a fee, calculated daily and payable monthly, at the annual rate of 0.25% of their respective average daily net assets.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

     Each of the Advisory Agreements is subject to annual approval (in the case of the Diversified Growth Fund and the MicroCap Growth Fund, commencing in 1998 and in the case of the Global Value Fund, in 1999) by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. Each is terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of its assignment.

     Each of the Administrative Services Agreements is subject to annual approval (in the case of the Diversified Growth Fund and the MicroCap Growth Fund, commencing in 1998, and in the case of the Global Value Fund, in 1999) by
(i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreements may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the affected Fund, on 30 days notice to RSIM, L.P.

     RECENT MANAGEMENT AND ADMINISTRATIVE FEES PAID BY THE FUNDS.

                                                  Reimbursement  Administration
                             Management Fees(1)  of Expenses(2)       Fees
                             ------------------  --------------  --------------

CONTRARIAN FUND-TM-
Year ended 3/31/95                $8,053,129        $785,897               --
Nine Months Ended 12/31/95        $5,648,970              --               --
Year ended 12/31/96              $13,472,471              --               --

DEVELOPING COUNTRIES FUND
5/2/94 - 3/31/95                    $174,084        $ 44,177               --
Nine Months ended 12/31/95          $145,517        $282,462               --
Year ended 12/31/96                 $543,832        $373,858               --

DIVERSIFIED GROWTH FUND
8/1/96 - 12/31/96                   $135,953         $22,771          $33,988

EMERGING GROWTH FUND
Year ended 3/31/95                $1,736,763              --               --
Nne Months Ended 12/31/95         $1,288,465              --               --
Year ended 12/31/96               $1,805,586              --               --

                                                  Reimbursement  Administration
                             Management Fees(1)  of Expenses(2)       Fees
                             ------------------  --------------  --------------

GLOBAL LOW-PRICED STOCK FUND
11/15/95-12/31/95                       $854          $6,440             $213
Year ended 12/31/96                 $195,547        $234,614          $48,887

GLOBAL NATURAL RESOURCES FUND
11/15/95 - 12/31/95                     $470          $5,748             $117
Year ended 12/31/96                 $487,594        $107,877         $121,899

GROWTH & INCOME FUND
7/12/95 - 12/31/95                  $415,116              --               --
Year ended 12/31/96               $2,462,636        $140,905         $615,659

INFORMATION AGE FUND-TM-
11/15/95 - 12/31/95                  $25,307                           $6,327
Year ended 12/31/96                 $720,640              --         $180,160

MICROCAP GROWTH FUND
8/15/96 - 12/31/96                   $25,237         $67,948           $5,047

PARTNERS FUND
7/12/95 - 12/31/95                   $42,710         $93,846               --
Year ended 12/31/96                 $514,459         $91,703               --

VALUE + GROWTH FUND
Year ended 3/31/95                $1,260,821              --               --
Nine Months Ended 12/31/95        $9,702,327              --               --
Year ended 12/31/96               $8,168,685              --               --


     (1)  Before giving effect to any reimbursement or waiver by RSIM.
     (2) Includes amount of management fees waived or reimbursed by RSIM, plus the amount of any other expenses for which RSIM reimbursed the Fund or which RSIM bore on behalf of the Fund.

EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management or RS&Co., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to RS&Co. under a Fund's 12b-1 Plans and its Shareholder Service Plans, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or RS&Co., SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Funds, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreements, Robertson Stephens Investment Management may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Neither RSIM, L.P. nor RSIM, Inc. currently intends to cause the Funds to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. and RSIM, Inc. will use their best efforts to obtain the best overall terms available with respect to such transactions.

     The following tables provide information regarding brokerage commissions paid by the Funds for the periods indicated.



CONTRARIAN FUND-TM-                                 FISCAL YEAR                    PERIOD                      FISCAL YEAR
                                                    ENDED 12/31/96                 3/31/95-12/31/95            ENDED 3/31/95
                                                    --------------                 ----------------            -------------

Percentage of total transactions                    61%                            62%                         69%
involving brokerage commissions

Dollar amount of commissions                        $3,072,174                     $1,026,683                  $1,959,452

Percentage (dollar amount) paid to                  1%($27,230)                    1% ($6,840)                 14.8%  ($289,074)
RS&Co.

Percentage of brokerage transactions                1%                             1%                          14%
effected through RS&Co.

Percentage of transactions effected                 39%                            38%                         31%
without brokerage commissions


DEVELOPING COUNTRIES FUND                           FISCAL YEAR                    PERIOD                      PERIOD
                                                    ENDED 12/31/96                 3/31/95-12/31/95            5/2/94 - 3/31/95
                                                    --------------                 ----------------             ----------------

Percentage of total transactions                    62%                            87%                         76%
involving brokerage commissions

Dollar amount of commissions                        $680,315                       $228,245                    $170,919

Percentage (dollar amount) paid to                  0.02%($150)                    0% ($0)                     .73%  ($1,250)
RS&Co.

Percentage of brokerage transactions                0.37%                          0%                          2%
effected through RS&Co.

Percentage of transactions effected                 38%                            13%                         24%
without brokerage commissions


DIVERSIFIED GROWTH FUND                             PERIOD
                                                    8/1/96 - 12/31/96
                                                    -----------------

Percentage of total transactions                    57%
involving brokerage commissions

Dollar amount of commissions                        $125,233

Percentage (dollar amount) paid to                  13%($16,648)
RS&Co.

Percentage of brokerage transactions                20%
effected through RS&Co.


                                      B-28

Percentage of transactions effected                 43%
without brokerage commissions


EMERGING GROWTH FUND                                FISCAL YEAR                    PERIOD                      FISCAL YEAR
                                                    ENDED 12/31/96                 3/31/95-12/31/95            ENDED 3/31/95
                                                    --------------                 ----------------            -------------

Percentage of total transactions involving          27%                            21%                         21%
brokerage commissions

Dollar amount of commissions                        $479,020                       $300,963                    $559,915

Percentage (dollar amount) paid to RS&Co.           5%($23,895)                    24% ($71,498)               29.2% ($163,607)

Percentage of brokerage transactions effected       2%                             4%                          24%
through RS&Co.

Percentage of transactions effected without         73%                            79%                         79%
brokerage commissions


VALUE + GROWTH FUND                                 FISCAL YEAR ENDED              PERIOD                      FISCAL YEAR
                                                    12/31/96                       3/31/95-12/31/95            ENDED 3/31/95
                                                    -----------------              ----------------            -------------

Percentage of total transactions involving          53%                            77%                         49%
brokerage commissions

Dollar amount of commissions                        $3,175,482                     $1,707,929                  $665,354

Percentage (dollar amount) paid to RS&Co.           12%($375,005)                  21% ($356,240)              12.4% ($82,270)

Percentage of brokerage transactions effected       8%                             9%                          13%
through RS&Co.

Percentage of transactions effected without         47%                            23%                         51%
brokerage commissions


GLOBAL LOW-PRICED STOCK FUND                        FISCAL YEAR                    PERIOD
                                                    ENDED 12/31/96                 11/15/95-12/31/95
                                                    --------------                 ------------------
Percentage of total transactions                    50%                            51%
involving brokerage commissions

Dollar amount of commissions                        $127,491                       $1,595

Percentage (dollar amount) paid to RS&Co.           2%($2,087)                     0%

Percentage of brokerage transactions effected       1%                             0%
through RS&Co.

Percentage of transactions effected without         50%                            49%
brokerage commissions


                                      B-29

GLOBAL NATURAL RESOURCES FUND                       FISCAL YEAR                    PERIOD
                                                    ENDED 12/31/96                 11/15/95-12/31/95
                                                    --------------                 -----------------

Percentage of total transactions                    69%                            84%
involving brokerage commissions

Dollar amount of commissions                        $362,984                       $1,242

Percentage (dollar amount) paid to RS&Co.           1%($2,302)                     41% ($515)

Percentage of brokerage transactions                2%                             39%
effected through RS&Co.

Percentage of transactions effected                 31%                            16%
without brokerage commissions


GROWTH & INCOME FUND                                FISCAL YEAR                    PERIOD
                                                    ENDED 12/31/96                 7/12/95-12/31/95
                                                    --------------                 ----------------

Percentage of total transactions involving          44%                            45%
brokerage commissions

Dollar amount of commissions                        $1,257,368                     $282,119

Percentage (dollar amount) paid to RS&Co .          14%($179,275)                  18% ($49,415)

Percentage of brokerage transactions effected       6%                             7%
through RS&Co.

Percentage of transactions effected without         56%                            55%
brokerage commissions


INFORMATION AGE FUND-TM-                            FISCAL YEAR                    PERIOD
                                                    ENDED 12/31/96                 11/15/95-12/31/95
                                                    --------------                 -----------------

Percentage of total transactions involving          22%                            75%
brokerage commissions

Dollar amount of commissions                        $245,279                       $21,166

Percentage (dollar amount) paid to RS&Co.           13%($31,080)                   25% ($5,200)

Percentage of brokerage transactions effected       3%                             8%
through RS&Co.

Percentage of transactions effected without         78%                            25%
brokerage commissions


                                      B-30

MICRO CAP FUND                                      PERIOD
                                                    8/15/96 - 12/31/96
                                                    ------------------

Percentage of total transactions involving          5%
brokerage commissions

Dollar amount of commissions                        $1,800

Percentage (dollar amount) paid to RS&Co.           0%

Percentage of brokerage transactions effected       0%
through RS&Co.

Percentage of transactions effected without         95%
brokerage commissions


PARTNERS FUND                                       FISCAL YEAR                    PERIOD
                                                    ENDED 12/31/96                 7/12/95-12/31/95
                                                    --------------                 ----------------

Percentage of total transactions involving          63%                            70%
brokerage commissions

Dollar amount of commissions                        $143,042                       $21,979

Percentage (dollar amount) paid to RS&Co.           0.5%($680)                     0.1% ($25)

Percentage of brokerage transactions effected       1%                             1%
through RS&Co.

Percentage of transactions effected without         37%                            30%
brokerage commissions


                             THE FUNDS' DISTRIBUTOR

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each, a "Plan") in respect of its Class A and Class C Shares.

     CLASS A SHARES. Pursuant to the Plans adopted in respect of the Funds' Class A Shares (the "Class A Plans"), each Fund may pay RS&Co. (also referred to as the "Distributor"), from the assets attributable to the Fund's Class A Shares, distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's shares, at an annual rate of 0.75% of the Fund's average daily net assets, in the case of The Contrarian Fund-TM-, 0.50% of the Fund's average daily net assets, in the case of the Developing Countries Fund, and 0.25% of the Fund's average daily net assets, in the case of each of the other Funds. (The Trustees have currently limited payments under the Distribution Plan for the Developing Countries Fund to a rate of 0.25% of the Fund's average daily net assets). These expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Funds and payments to dealers, financial institutions, advisers, or other firms. The Plans also permit the Distributor to receive compensation based on a prorated portion of its overhead expenses attributable to the distribution of each Fund's shares, which include leases, communications, salaries, training, supplies, photocopying, and any other category of the Distributor's expenses attributable to the distribution of these Funds' shares.

     CLASS C SHARES. Pursuant to the Plans adopted in respect of the Funds' Class C Shares (the "Class C Plans"), each Fund may pay the Distributor fees for services provided and expenses incurred by it as the principal underwriter of the Class C shares. The Plans by their terms also relate to payments under the Funds' shareholder service plans, to the extent such payments may be seen as primarily intended to result in the sale of the Funds' Class C Shares. The Plans, which are "compensation" plans, provide for payments by each Fund to the Distributor from the assets attributable to the Funds' Class C Shares at an annual rate of up to 1.00%.

     RECENT PAYMENTS UNDER THE FUNDS' CLASS A DISTRIBUTION PLANS*.

                                   Distribution Fees         Waiver
                                   -----------------         ------

CONTRARIAN FUND-TM-
Year ended 3/31/95                 $4,026,498                    --
Nine months ended 12/31/95         $2,824,481                    --
Year ended 12/31/96                $6,736,236                    --

DEVELOPING COUNTRIES FUND
5/2/94 - 3/31/95                   $69,633                       --
Nine months ended 12/31/95         $37,616                       --
Year ended 12/31/96                $108,766                      --

DIVERSIFIED GROWTH FUND
8/1/96 - 12/31/96                  $33,988                       --

EMERGING GROWTH FUND
Year ended 3/31/95                 $434,190                      --
Nine months ended 12/31/95         $322,116                      --
Year ended 12/31/96                $451,396                      --

GLOBAL LOW-PRICED STOCK FUND
11/15/95 - 12/31/95                $213                        $213
Year ended 12/31/96                $48,887                  $48,887

GLOBAL NATURAL RESOURCES FUND
11/15/95 - 12/31/95                $117                          --
Year ended 12/31/96                $121,899                      --

GROWTH & INCOME FUND
7/25/95 - 12/31/95                 $103,780                      --
Year ended 12/31/96                $615,659                      --

INFORMATION AGE FUND-TM-
11/15/95 - 12/31/95                $6,327                        --
Year ended 12/31/96                $180,160                      --

MICROCAP GROWTH FUND
8/15/96 - 12/31/96                 $5,047                        --

PARTNERS FUND
7/12/95 - 12/31/95                 $8,542                        --
Year ended 12/31/96                $102,892                      --

VALUE + GROWTH FUND
Year ended 12/31/96                $2,042,076                    --

---------------
* No payments were made under the Funds' Class C Plans during fiscal 1995 or fiscal 1996.


                        HOW NET ASSET VALUE IS DETERMINED

     Each Fund determines the net asset value per share of each class of its shares once daily, as of 4:30 p.m. eastern time on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, their fair value is determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                      TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter

M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As long as each Fund maintains its status as a regulated investment company and distributes all of its income, it will not, under present law, be subject to any excise or income taxes in Massachusetts or to franchise or income taxes in California.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, including short sales, may be limited by tax considerations, in particular, the requirement that less than 30% of the Fund's gross income be derived from the sale or disposition of assets held for less than three months. A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     Each Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has under reported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.


                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     A contingent deferred sales charge may apply to certain redemptions of Class C shares in the first year after purchase. Accordingly, performance information for Class C shares relating to periods of up to one year will reflect deduction of the contingent deferred sales charge. The Funds may at times also present performance for such periods not reflecting deduction of the contingent deferred sales charge. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

     All data are based on past performance and do not predict future results.

PERFORMANCE INFORMATION

     The average annual total returns of the Class A shares of each of the Funds for the periods indicated through December 31, 1996 are set forth below. (No Class C shares were outstanding during those periods.)

     CONTRARIAN FUND-TM-
     Year ended December 31, 1996                                     21.68%
     From inception (6/30/93) through December 31, 1996               16.00%

     DEVELOPING COUNTRIES FUND
     Year ended December 31, 1996                                     21.19%
     From inception (5/2/94) through December 31, 1996                 (.56)%

     DIVERSIFIED GROWTH FUND
     From inception (8/1/96) through December 31, 1996                24.20%

     EMERGING GROWTH FUND
     Year ended December 31, 1996                                     21.53%
     Five years ended December 31, 1996                               10.53%
     From inception (11/30/87) through December 31, 1996              21.69%

     GLOBAL LOW-PRICED STOCK FUND
     Year ended December 31, 1996                                     29.39%
     From inception (11/15/95) through December 31, 1996              30.64%

     GLOBAL NATURAL RESOURCES FUND
     Year ended December 31, 1996                                     41.21%
     From inception (11/15/95) through December 31, 1996              37.20%

     GROWTH & INCOME FUND
     Year ended December 31, 1996                                     24.16%
     From inception (7/12/95) through December 31, 1996               25.38%

     INFORMATION AGE FUND-TM-
     Year ended December 31, 1996                                     26.72%
     From inception (11/15/95) through December 31, 1996              15.66%

     MICROCAP GROWTH FUND
     From inception (8/15/96) through December 31, 1996               10.00%

     PARTNERS FUND
     Year ended December 31, 1996                                     43.15%
     From inception (7/12/95) through December 31, 1996               30.91%

     VALUE + GROWTH
     Year ended December 31, 1996                                     14.12%
     From inception (5/12/92) through December 31, 1996               23.68%


NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in a class of the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     A Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index, or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. A Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time a Fund may present a statistical measure of the volatility of a Fund's performance relative to the volatility of the performance of the S&P 500. A Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if a Fund's portfolio volatility perfectly represents that of the S&P 500, a Fund's beta would be 1.0. If a Fund's beta is greater than 1.0, a Fund's portfolio would tend to represent a greater market risk than the S&P 500 because a Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if a Fund's beta is 1.1, a Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If a Fund's beta is 0.9, a Fund's performance would tend to vary 10% less than the performance of the S&P 500.
The correlation is not usually exact
because, depending upon the diversification of a Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:


                      n               _  _
                    Sigma R   R   - n R  R
                           FT  MT      F  M

          Beta =    ----------------------------------------------

                      n    2      _2
                    Sigma R    - nR
                            MT     M

     Where:  n =    number of months measured

          R
           FT  =    rate of return on the Fund in month T

          R
           MT  =    rate of return on the market index, I.E., the S&P 500, in
                    month T
          _
          R
           F   =    arithmetic average monthly rate of return of the Fund
          _
          R
           M   =    arithmetic average monthly rate of return on the market
                    index, I.E., the S&P 500


                             ADDITIONAL INFORMATION

GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Funds' transfer agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' Custodian. As transfer agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As custodian, it and subcustodians approved by the Board of Trustees hold the securities in the Funds' portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Financial Highlights included in the Trust's combined prospectus for The Contrarian-TM-, Developing Countries, Diversified Growth, Emerging Growth, Global Low-Priced Stock, Global Natural Resources, Growth & Income, Information Age-TM-, MicroCap Growth, Partners, and Value + Growth Funds and the financial statements incorporated by reference therein and included in this Statement have been so included and incorporated in reliance upon the report of Price Waterhouse LLP, the independent accountants, given on the authority of said firm as experts in auditing and accounting.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectuses of the Trust and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                              FINANCIAL STATEMENTS

     Attached are financial statements of Robertson Stephens Investment Trust for the specified periods.

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                 FOREIGN CURRENCY(8)              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
ALUMINUM - 6.7%
Alumax, Inc.                                                                                      678,100         $22,631,588
Kaiser Aluminum Corporation                                                                     2,047,500          23,802,188
MAXXAM, Inc.                                                                                      517,800          24,660,225
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   71,094,001
-----------------------------------------------------------------------------------------------------------------------------
BASE METALS - 1.1%
Teck Corporation, Class B(1)                                                        CAD           500,000          11,593,515
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   11,593,515
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 6.7%
American Buildings Company                                                                        433,000          10,337,875
Martin Marietta Materials, Inc.(1)                                                                 50,891           1,183,216
Royal Plastics Group, Ltd.                                                        CAD           3,203,200          59,301,190
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   70,822,281
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/BUSINESS SERVICES - 0.5%
The Pittston Brinks Group(1)                                                                      201,000           5,427,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,427,000
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 0.0%
Nu Skin Asia Pacific, Inc.                                                                          9,500             293,312
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      293,312
-----------------------------------------------------------------------------------------------------------------------------
COPPER/GOLD MINING - 7.0%
Adrian Resources, Ltd.                                                            CAD           1,120,003           1,603,159
Armada Gold Corporation                                                           CAD             593,400             546,034
Cambior, Inc.(1)                                                                  CAD           1,043,800          15,398,203
Indochina Goldfields, Ltd.                                                        CAD           3,528,240          41,484,455
Indochina Goldfields, Ltd., Restricted(2)(3)                                      CAD           1,700,000          14,991,236
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   74,023,087
-----------------------------------------------------------------------------------------------------------------------------
DIAMOND MINING - 1.0%
Diamond Fields International Note(2)                                              CAD           6,687,600           2,686,175
DiamondWorks, Ltd.                                                                CAD           1,188,400           1,744,456
DiamondWorks, Ltd., Restricted(2)(3)                                              CAD           4,987,500           5,856,934
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,287,565
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 8.5%
Abacan Resource Corporation                                                       CAD             410,000           3,561,875
Alberta Energy Corporation(1)                                                     CAD             150,000           3,582,122
Anderson Exploration, Ltd.                                                        CAD             382,100           4,939,144
Anzoil N.L.                                                                       AUD          59,997,000           6,676,401
Basin Exploration, Inc.                                                                            75,600             472,500
Beau Canada Exploration, Ltd.                                                     CAD             908,900           1,593,048
Burlington Resources, Inc.(1)                                                                     125,000           6,296,875
Encal Energy, Ltd.                                                                CAD             361,600           1,132,888


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

8


DECEMBER 31, 1996                                                 FOREIGN CURRENCY(8)              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ENERGY - CONTINUED
Eurogas Corporation                                                               CAD             265,700         $   242,551
Eurogas Corporation, 144A(5)                                                      CAD           4,947,396           4,516,355
Louisiana Land & Exploration(1)                                                                    35,000           1,876,875
McMoRan Oil & Gas Company                                                                       1,302,420           2,849,044
Nescor Energy, Restricted(2)(3)                                                                   375,000             243,750
Noble Affiliates, Inc.(1)                                                                         150,000           7,181,250
Petro-Canada                                                                      CAD             500,000           5,495,509
Petroleum Securities Australia, Ltd.                                              AUD             226,000             993,387
Petroleum Securities Australia, Ltd., ADR(4)                                                      185,000           4,208,750
Renaissance Energy, Ltd.                                                          CAD             100,000           3,406,850
Tarragon Oil & Gas, Ltd.                                                          CAD             500,000           5,477,251
Union Pacific Resources Group, Inc.(1)                                                            250,000           7,312,500
United Meridian Corporation                                                                       218,000          11,281,500
Vastar Resources, Inc.(1)                                                                         175,000           6,650,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   89,990,425
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 6.3%
Coastal Corporation(1)                                                                            125,000           6,109,375
Enron Corporation(1)                                                                              110,000           4,743,750
KN Energy, Inc.(1)                                                                                150,000           5,887,500
NGC Corporation(1)                                                                                500,000          11,625,000
Roper Industries, Inc.(1)                                                                         125,500           4,910,188
Sonat, Inc.(1)                                                                                    150,000           7,725,000
Tejas Gas Corporation                                                                              15,500             738,188
USX-Delhi Group(1)                                                                                576,000           9,144,000
Western Gas Resources, Inc.(1)                                                                    128,600           2,475,550
Williams Companies, Inc.(1)                                                                       375,000          14,062,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   67,421,051
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.0%
Dundee Bancorp, Inc., Class A                                                     CAD           1,725,500          31,818,356
U.S. Global Investor, Inc., Class A                                                               279,860             664,668
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   32,483,024
-----------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 11.6%
Bakyrchik Gold PLC                                                                GBP           2,653,232          11,045,663
Central Fund of Canada, Class A(1)                                                                184,600             819,162
Consolidated Mining Corporation, Ltd.                                             SAR          27,000,000           4,039,756
Delta Gold Mining Corporation                                                     CAD             807,900             767,012
El Callao Mining Corporation                                                      CAD             450,000             430,512
Emperor Mines, Ltd.                                                               AUD           3,772,979           7,347,428
Euro-Nevada Mining Corporation(1)                                                 CAD             100,000           2,986,928
First Dynasty Mines, Ltd.                                                         CAD           2,324,550           5,941,667


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                               9

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                 FOREIGN CURRENCY(8)              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

GOLD MINING - CONTINUED
First Dynasty Mines, Ltd., Restricted(2)(3)                                       CAD           1,600,000        $  3,885,197
Franco-Nevada Mining Corporation, Ltd.(1)                                         CAD              80,000           3,666,107
Golden Knight Resources, Inc.                                                     CAD             325,000           1,566,494
Golden Star Resources, Ltd.(1)                                                    CAD           1,747,500          23,035,401
Guyanor Ressources, S.A., Class B                                                 CAD             585,700           3,956,565
Harmony Gold Mining Company, Ltd.                                                 SAR              21,000             173,934
Harmony Gold Mining Company, Ltd., ADR(4)                                                         889,000           7,000,875
Lydenburg Exploration, Ltd.                                                       SAR              22,000              66,068
MK Gold Company                                                                                   739,600           1,109,400
New East Daggafontein Mines, Ltd.                                                 SAR             224,100             622,700
Newmont Mining Corporation(1)                                                                     370,300          16,570,925
Normandy Mining, Ltd.(1)                                                          AUD          11,131,180          15,394,844
Queenstake Resources, Ltd.                                                        CAD           1,988,900           2,236,841
Randgold and Exploration Company, Ltd.                                            SAR             664,700           4,510,896
Tombstone Explorations Company, Ltd.                                              CAD             230,400             361,761
Vengold, Inc.                                                                     CAD           4,756,400           5,766,175
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  123,302,311
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CONGLOMERATE - 2.5%
Companhia Vale Do Rio Doce, ADR(1)(4)                                                           1,000,000          19,390,000
Gencor, Ltd.(1)                                                                   SAR           1,544,100           5,610,709
Government of Poland Privatisation Certificates                                   PLZ              25,000           1,242,415
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   26,243,124
-----------------------------------------------------------------------------------------------------------------------------
NICKEL MINING - 9.6%
Inco, Ltd.(1)                                                                     CAD           1,714,857          54,790,764
Voisey Bay Nickel, Ltd.(1)                                                        CAD           1,971,900          47,882,623
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  102,673,387
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.1%
Atlantic Gulf Communities                                                                         371,700           1,602,956
Avatar Holdings, Inc.                                                                             195,100           6,243,200
Catellus Development Corporation                                                                1,271,400          14,462,175
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,308,331
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.1%
Cabot Corporation(1)                                                                              492,700          12,379,088
W.R. Grace & Company(1)                                                                           200,000          10,350,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,729,088
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.3%
Steel Dynamics, Inc.                                                                              190,000           3,633,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,633,750
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION/MEDIA - 3.0%
Central European Media Enterprises, Ltd.                                                          350,500          11,128,375
Metromedia International Group, Inc.                                                            2,000,000          19,750,000
Vimpel-Communications, ADR(4)                                                                      27,700             654,413
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   31,532,788
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                 FOREIGN CURRENCY(8)              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

TEXTILES - 0.6%
PT Apac Centertex Corporation, Foreign(1)(7)                                      IDR          17,668,000        $  5,984,081
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,984,081
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 3.0%
AMERCO, Inc.                                                                                      272,200           9,527,000
China Yuchai International, Ltd.(1)                                                             1,141,300           5,421,175
Harper Group(1)                                                                                   300,000           7,125,000
Pittston Burlington Group(1)                                                                      509,200          10,184,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   32,257,175
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.1%
Pacific Gas and Electric Corporation(1)                                                            50,000           1,050,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,050,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 75.7% (Cost $641,998,122)                                                                   805,149,296
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------
Mesa, Inc., 8.00%, 6/30/08, Series A(1)                                                         1,032,406           6,581,589
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 0.6% (Cost $3,910,211)                                                         6,581,589

                                                                                                      PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------------------------
Randgold and Exploration Company, Ltd., 7.00%, Due 10/3/011                                   $ 3,250,000           3,250,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 0.3% (Cost $3,250,000)                                                                    3,250,000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                   VALUE             WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
DiamondWorks, Ltd., Warrants, Strike CAD 2.00, Expire 12/5/97(2)(6)               CAD           4,987,500           1,729,289
First Dynasty Mines, Ltd., Warrants, Strike CAD 4.50, Expire 9/13/97(2)(6)        CAD           1,600,000             143,653
Golden Star Resources, Ltd., Warrants, Strike CAD 11.00, Expire 3/7/97(6)         CAD              55,000             319,324
PT Apac Centertex Corporation, Warrants, Strike IDR 1000, Expire 7/14/01(6)       IDR           2,700,000             142,887
Queenstake Resources, Ltd., Warrants, Strike CAD 3.70, Expire 3/18/97(2)(6)       CAD             500,000             145,911
Vengold, Inc., Warrants, Strike $1.30, Expire 6/30/00(2)(6)                       CAD           1,286,000             633,977
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.3% (Cost $2,640,222)                                                                             3,115,041
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                OPTIONS               VALUE
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS
-----------------------------------------------------------------------------------------------------------------------------
Normandy Mining, Ltd., Options, Strike AUD 2.50, Expire 4/30/01(6)                AUD           1,673,426             558,651
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 0.0% (Cost $0)                                                                                        558,651


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              11

SCHEDULE OF INVESTMENTS (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                                               CONTRACTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX PUT OPTIONS
March 97 575                                                                                          900          $   90,000
March 97 600                                                                                        1,517             218,069
March 97 625                                                                                        3,307             744,075
March 97 640                                                                                          590             177,000
March 97 650                                                                                        2,284           1,113,450
March 97 660                                                                                          436             228,900
March 97 670                                                                                        1,415             902,062
March 97 675                                                                                          824             556,200
March 97 680                                                                                          445             333,750
March 97 685                                                                                          405             263,250
March 97 700                                                                                          330             383,625
March 97 725                                                                                          710           1,207,000
March 97 730                                                                                          833           1,457,750
March 97 740                                                                                          635           1,404,938
March 97 750                                                                                           79             190,587
June 97 725                                                                                           435           1,049,438
June 97 730                                                                                           410             943,000
June 97 735                                                                                           390           1,145,625
June 97 740                                                                                           360           1,125,000
June 97 750                                                                                           320           1,080,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 1.4% (Cost $31,773,805)                                                                        14,613,719
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 78.3% (Cost $683,572,360)                                                                     833,268,296
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      600
Australian Dollar                                                                                                       8,057
Canadian Dollar                                                                                                             4
Indonesian Rupiah                                                                                                         248
Repurchase Agreement
    State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value $9,420,616 (collateralized by $6,610,000 par value
    U.S. Treasury Note, 10.625%, due 8/15/15)                                                                       9,418,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 0.9%                                                                              9,426,909


12


DECEMBER 31, 1996                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                              $21,611,875
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value $28,007,778 (collateralized by $21,890,000 par value
     U.S. Treasury Note, 10.625%, due 8/15/15)                                                                     28,000,000
     U.S. Treasury Bill, 4.85%, due 2/6/97, $140,000,000 par value                                                139,321,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 17.8%                                  188,932,875

-----------------------------------------------------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 20.1%                                                         213,455,330
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (17.2)%  (Proceeds: $185,809,146)                                                        (182,682,504)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.1%                                                                                            1,036,772
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $1,063,437,678
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  Fair-value security. See 1.a. in Notes to Financial Statements.

(3)  Restricted security. See 4.e. in Notes to Financial Statements.

(4)  ADR - American Depository Receipt.

(5) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(6)  See 4.f. in Notes to Financial Statements.

(7)  Shares registered for foreign investors.

(8) Foreign-denominated security: AUD - Australian Dollar; CAD - Canadian Dollar; GBP - British Pound; IDR - Indonesian Rupiah; PLZ - Polish Zloty; SAR - South African Rand.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL SERVICES - (1.3)%

Delta and Pine Land Company                                                                       419,200      $   13,414,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,414,400
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS/EQUIPMENT - (0.5)%
Exide Corporation                                                                                 239,100           5,499,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,499,300
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - (1.3)%
Employee Solutions, Inc.                                                                          656,200          13,452,100
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,452,100
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - (0.6)%
Cyrix Corporation                                                                                 133,600           2,371,400
Encad, Inc.                                                                                       104,100           4,294,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,665,525
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - (1.8)%
Avant! Corporation                                                                                421,200          13,373,100
Imnet Systems, Inc.                                                                               196,620           4,768,035
Objective Systems Integrators, Inc.                                                                51,500           1,229,563
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,370,698
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - (0.3)%
Gymboree Corporation                                                                              129,400           2,960,025
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,960,025
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER TECHNOLOGY - (1.5)%
Electronic Arts, Inc.                                                                             170,800           5,113,325
Sensormatic Electronics Corporation                                                               637,000          10,669,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,783,075
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - (0.5)%
Identix, Inc.                                                                                     325,700           2,666,669
IMP, Inc.                                                                                         398,000             883,063
X-Rite, Inc.                                                                                       99,100           1,635,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,184,882
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - (0.3)%
Zenith Electronics Corporation                                                                    257,700           2,802,488
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,802,488
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - (1.5)%
Capital One Financial Corporation                                                                 349,800          12,592,800
Cityscape Financial Corporation                                                                    73,400           1,926,750
Delta Financial Corporation                                                                         3,000              54,000
Hambrecht and Quist Group, Inc.                                                                    43,300             936,363
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,509,913
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE/MEDICAL TECHNOLOGY/HMO - (2.4)%
Integrated Health Services, Inc.                                                                  187,400        $  4,567,875
Stryker Corporation                                                                               707,500          21,136,562
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   25,704,437
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - (0.2)%
PerSeptive Biosystems, Inc.                                                                       292,400           2,028,525
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,028,525
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - (1.8)%
Genesis Health Ventures, Inc.                                                                     280,900           8,743,012
Medaphis Corporation                                                                              118,700           1,327,956
Medic Computer Systems, Inc.                                                                      223,800           9,021,937
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,092,905
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - (1.2)%
Biomet, Inc.                                                                                      423,600           6,406,950
Enzo Biochem, Inc.                                                                                362,800           6,575,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,982,700
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - (0.7)%
Maxim Integrated Products, Inc.                                                                    75,000           3,243,750
Micron Technology, Inc.                                                                           150,000           4,368,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,612,500
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE -  (0.7)%
Rexall Sundown, Inc.                                                                              276,300           7,511,906
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,511,906
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - (0.3)%
EchoStar Communications                                                                            92,500           2,035,000
InteliData Technologies Corporation                                                               196,100           1,421,725
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,456,725
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - (0.3)%
-----------------------------------------------------------------------------------------------------------------------------
Coherent Communications Systems Corporation                                                       187,200           3,650,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,650,400
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (17.2)% (Proceeds: $185,809,146)                                                   $182,682,504
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $683,572,360)                                                                       $833,268,296
Cash and cash equivalents                                                                                           9,426,909
Deposits with brokers and custodian bank for securities sold short                                                188,932,875
Receivable from brokers for securities sold short                                                                 213,455,330
Receivable for investments sold                                                                                       822,496
Receivable for fund shares subscribed                                                                               4,034,102
Dividends/interest receivable                                                                                          96,484
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                    1,250,036,492

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $185,809,146)                                                                    182,682,504
Payable for investments purchased                                                                                      89,472
Payable for fund shares redeemed                                                                                    1,536,289
Payable to adviser                                                                                                  1,266,508
Payable to distributor                                                                                                635,434
Accrued expenses                                                                                                      388,607
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                 186,598,814
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $1,063,437,678
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   893,173,835
Accumulated net realized gain from investments                                                                     15,637,708
Accumulated net realized loss from securities sold short                                                           (3,467,166)
Net unrealized appreciation on investments                                                                        145,786,968
Net unrealized appreciation on securities sold short                                                               12,306,333
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $1,063,437,678
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                                     $16.57

    Net Asset Value, offering and redemption price per share
    (net assets of $1,063,437,678 applicable to 64,160,166 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         $ 18,933,540
Dividends (net of foreign tax withheld of $154,439)                                                                 3,044,652
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                            21,978,192


-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                           13,472,471
Distribution fees                                                                                                   6,736,236
Custodian and transfer agent fees                                                                                   1,063,192
Dividend expense for securities sold short                                                                            324,352
Shareholder reports                                                                                                   300,900
Professional fees                                                                                                     151,690
Registration and filing fees                                                                                           71,080
Trustees' fees and expenses                                                                                            22,326
Interest expense                                                                                                       17,962
Insurance fees                                                                                                          4,366
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                     22,164,575

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (186,383)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 61,594,231
Net realized gain from securities sold short                                                                        9,532,717
Net change in unrealized appreciation on investments                                                               46,658,624
Net change in unrealized appreciation on securities sold short                                                      6,082,273
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                      123,867,845

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $123,681,462
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   FOR THE        FOR THE NINE
                                                                                                YEAR ENDED        MONTHS ENDED
                                                                                                  12/31/96            12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $      (186,383)       $   (774,508)
Net realized gain from investments                                                             61,594,231          23,064,485
Net realized gain/(loss) from securities sold short                                             9,532,717         (12,590,530)
Net change in unrealized appreciation on investments                                           46,658,624         111,844,929
Net change in unrealized appreciation/(depreciation) on securities sold short                   6,082,273          (3,688,560)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          123,681,462         117,855,816

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gain on investments                                                                  (12,608,730)                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                           (12,608,730)                  -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from capital share transactions               444,888,205          (8,025,100)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              444,888,205          (8,025,100)

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  555,960,937         109,830,716
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           507,476,741         397,646,025
End of period                                                                              $1,063,437,678        $507,476,741
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                FOR THE      FOR THE NINE           FOR THE           FOR THE
FOR A SHARE OUTSTANDING                                      YEAR ENDED      MONTHS ENDED        YEAR ENDED      PERIOD ENDED
THROUGHOUT EACH PERIOD:                                        12/31/96          12/31/95(3)        3/31/95           3/31/94(1)(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $13.78            $10.70            $12.34            $10.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                0.00             (0.01)            (0.04)            (0.02)
Net realized gain/(loss) and unrealized
     appreciation/(depreciation) on investments
     and securities sold short                                     2.99              3.09             (1.35)             2.36
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                     2.99              3.08             (1.39)             2.34

-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                              -                 -                 -                 -
Distributions from realized gain on investments                  (0.20)                 -             (0.25)                -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $16.57            $13.78            $10.70            $12.34
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      21.68%            28.79%           (11.23)%           23.40%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                $1,063,437,678      $507,476,741      $397,646,025      $484,950,746
Ratio of Expenses to Average Net Assets                            2.46%             2.54%             2.46%            22.22%
Ratio of Net Investment Loss
     to Average Net Assets                                        (0.02)%           (0.20)%           (0.27)%(2)        (0.77)%
Portfolio Turnover Rate                                              44%               29%               79%               14%
Average Commission Rate Paid(4)                                 $0.0273                 -                 -                 -
-----------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on June 30, 1993.

(2) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1995, would have been 2.58%, and the ratio of net investment loss to average net assets would have been (0.39)%.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data has been determined by using the average number of shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Contrarian Fund-TM- (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, open-end management investment company. The Fund became effective to offer shares to the public on June 30, 1993. Prior to the public offering, shares were offered in a private placement offering on June 3, 1993, at $10 per share, to sophisticated investors under
Section 4(2) of the Securities Act of 1933. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth, and The Robertson Stephens MicroCap Growth. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable equity securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1996, 96.4% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer; changes in the industry and other competing companies; significant changes in the issuer's financial position; and any other event which could have a significant impact on the value of the security. At December 31, 1996, 3.6% of the Fund's long positions were valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies concentrated within a number of industries involving base metals, precious metals, and oil/energy. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.


c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from investments and securities sold short.

f.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

h.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and the nine months ended December 31, 1995, were as follows:

1/1/96 - 12/31/96                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      59,842,647       $ 974,268,575
Shares reinvested                                   718,331          12,010,500
-------------------------------------------------------------------------------
                                                 60,560,978         986,279,075

-------------------------------------------------------------------------------
Shares redeemed                                 (33,218,658)       (541,390,870)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net Increase                                     27,342,320       $ 444,888,205
-------------------------------------------------------------------------------

4/1/95 - 12/31/95                                    SHARES             AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      27,676,642        $349,025,223
Shares reinvested                                         -                   -
-------------------------------------------------------------------------------
                                                 27,676,642         349,025,223

-------------------------------------------------------------------------------
Shares redeemed                                 (28,017,625)       (357,050,323)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net decrease                                       (340,983)        $(8,025,100)
-------------------------------------------------------------------------------

NOTE 3     TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees of $13,472,471. For the year ended December 31, 1996, there was no expected reimbursement of the advisory fees and other expenses.


RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a Member of RS Group and General Counsel of RS & Co. Paul H. Stephens, Portfolio Manager, is a Member of RS Group and Chief Investment Officer of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d. DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $6,736,236.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $27,230 to RS & Co., which represented 1.3% of total commissions paid during the year.

On March 29, 1996, RSIM assumed an $831,595 liability of the Fund associated with a short sale obligation for 130,780 shares of Imnet Systems, Inc. The assumption of the liability resulted from the Fund having entered into short sale positions for this issuer which exceeded the most stringent state-imposed limitations. The limitations were repealed in October 1996 under the Securities Markets Improvement Act of 1996.


NOTE 4   INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments and proceeds of securities sold short for federal income tax purposes was $903,720,408. Accumulated net unrealized appreciation on investments and securities sold short was $173,776,044, consisting of gross unrealized appreciation and depreciation of $256,321,614, and $(82,545,570), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $590,344,955 and $281,679,916, respectively.

c.   PUT OPTIONS:

At December 31, 1996, 3.0% of the Fund's net assets consisted of premiums paid for the purchase of S&P 500 Index put options to hedge portfolio long investments against adverse price fluctuations.

The risk associated with the purchase of these put options is limited to the premium originally paid. The premium paid for the purchase of these options is included in the Fund's "Schedule of Investments" as an investment and subsequently mark-to-market daily to reflect the market value of the options.

d.   SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions.

The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, the Fund had 15% of its total assets in short positions. For the year ended December 31, 1996, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $352,419,086 and $449,790,282, respectively.

Included in the "Other Assets, Net" category in the "Schedule of Investments" are the following securities sold short where the Fund has purchased the underlying securities to effectively close out the short positions. Included in Receivable from Brokers for Securities Sold Short is $27,646,184 for these short positions. At December 31, 1996, the cost of the associated long positions and the unrealized appreciation of investments and securities sold short are $22,374,714 and $5,271,470, respectively. At December 31, 1996, the Fund chose not to complete the transactions which would have required delivery of the purchased securities to the lender. The Fund does not consider these boxed positions as investments.

SECURITIES                                          SHARES               VALUE
-------------------------------------------------------------------------------
Cyrix Corporation                                  236,000         $ 4,189,000

IMP, Inc.                                           30,000              66,562

Intelidata Technologies Company                    142,000           1,029,500

Iomega Corporation                                 557,500           9,686,563

Isolyser Company, Inc.                             153,200           1,072,400

Micron Technology, Inc.                             83,000           2,417,375

Vista 2000, Inc.                                    81,500               5,094
-------------------------------------------------------------------------------
                                                                   $18,466,494
-------------------------------------------------------------------------------

e. RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. At December 31, 1996, the Fund held restricted securities with an aggregate value of $26,850,059, which represented 2.5% of the Fund's total net assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.

                                   SHARES        COST        VALUE  ACQUISITION
SECURITY                            (000)       (000)        (000)         DATE
-------------------------------------------------------------------------------
DiamondWorks, Ltd.                  4,987      $5,889       $5,857      12/5/96
DiamondWorks, Ltd.,
  Warrants                          4,987       1,454        1,729      12/5/96
-------------------------------------------------------------------------------
First Dynasty Mines, Ltd.           1,600       3,928        3,885      9/13/96
First Dynasty Mines, Ltd.,
  Warrants                          1,600       1,031          144      9/13/96
-------------------------------------------------------------------------------
Indochina Goldfields, Ltd.            233         233        2,054      3/24/94
                                      117         117        1,032      3/28/94
                                      750       1,469        6,614      5/26/94
                                      600       3,000        5,291      8/18/95
-------------------------------------------------------------------------------
Nescor Energy                         125          25           81      4/18/94
                                      250         100          163      5/05/94
-------------------------------------------------------------------------------
                                              $17,246     $ 26,850
-------------------------------------------------------------------------------

f. OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period. Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

g. FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revalue of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Contrarian Fund-TM-

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Contrarian FundTM (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 3.9%
Cresud Sacifya                                                                                     286,700        $    507,561
Inversiones y Representaciones, S.A.(1)                                                            444,600           1,427,451
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,935,012
------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 4.7%
Companhia Vale Do Rio Doce, ADR(1)(2)                                                              122,000           2,365,580
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,365,580
------------------------------------------------------------------------------------------------------------------------------
CANADA - 1.2%
Golden Knight Resources, Inc.                                                                      112,000             539,838
NDU Resources, Ltd., Restricted(6)(7)                                                               75,000              72,847
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       612,685
------------------------------------------------------------------------------------------------------------------------------
CHINA - 6.4%
China Resources Beijing Land                                                                       129,000              81,725
China Yuchai International, Ltd.(1)                                                                143,100             679,725
Sino Forest Corporation, Class A                                                                   871,200             788,935
Sino Forest Corporation, Class A, Restricted(6)(7)                                                 300,000             244,505
Wuxi Little Swan Company, Ltd., Class B                                                          1,437,000           1,449,169
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,244,059
------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC - 9.0%
Alpha-Effect                                                                                         6,000             142,957
Czech Value Fund                                                                                   125,000           1,062,500
I.F. Yse 2                                                                                           8,850              44,027
Komercni Banka A.S., GDR(3)                                                                         35,000             948,500
Komercni Banka, I.F.                                                                                11,000             278,266
PF YSE Akcionaru                                                                                     9,300             123,102
PPF Cesky Podilovy Fond                                                                              1,425              21,063
PPF Investicni Holding, A.S.                                                                         2,093              17,700
Restitucni Investicni Fond Ceske                                                                     4,684             145,702
Sporitelni Privat Vseobecny                                                                         40,000             117,101
Sporitelni Vynosovy Investic                                                                        18,429             115,194
SPT Telecom, A.S.                                                                                   11,100           1,381,939
Zivnobanka-Investicni Fond                                                                           7,250             123,690
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,521,741
------------------------------------------------------------------------------------------------------------------------------
EGYPT - 1.7%
Commercial International Bank of Egypt, 144A, GDR(3)(4)                                             62,100             873,437
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       873,437
------------------------------------------------------------------------------------------------------------------------------
GHANA - 1.5%
Leo Shield Exploration NL                                                                        1,460,000             777,522
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       777,522
------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 3.1%
Cathay Investment Fund, Ltd.(1)                                                                  1,200,000           1,551,490
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,551,490
------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

INDONESIA - 7.7%
First Dynasty Mines, Ltd.                                                                          331,600          $  847,586
First Dynasty Mines, Ltd., Restricted(6)(7)                                                        100,000             242,825
PT Apac Centertex Corporation, Foreign(1)(5)                                                     2,977,000           1,008,298
PT Dynaplast, Foreign(1)(5)                                                                        828,500             675,217
PT Multibreeder Adirama, Foreign(1)(5)                                                             872,500             332,451
PT Perdanacipta Multi Finance, Foreign(1)(5)                                                       550,000             518,099
PT Sumalindo Lestari Jaya, Foreign(1)(5)                                                           362,500             268,575
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,893,051
------------------------------------------------------------------------------------------------------------------------------
ISRAEL - 2.9%
Blue Square Israel, Ltd., ADR(2)                                                                   102,400           1,459,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,459,200
------------------------------------------------------------------------------------------------------------------------------
KOREA - 6.9%
Commercial Bank of Korea                                                                            76,500             499,740
Daewoo Securities Company                                                                           32,500             419,231
Korea Fund, Inc.                                                                                    61,900             928,500
Korean Electric Power Corporation, ADR(1)(2)                                                        58,800           1,205,400
LG Electronics, Inc., 144A, GDR(3)(4)                                                              130,000             438,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,491,621
------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 5.3%
Land and General Holdings(1)                                                                       680,000           1,628,984
Nylex (Malaysia) Berhad(1)                                                                         470,000           1,060,780
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,689,764
------------------------------------------------------------------------------------------------------------------------------
MEXICO - 8.6%
Acer Comutech Latino America, ADR(2)                                                                62,300           1,062,994
Amarc Resources, Ltd.                                                                              128,600             272,358
Amarc Resources, Ltd., Restricted(6)(7)                                                             65,000              96,363
Anooraq Resources Corporation                                                                       39,300              86,102
Anooraq Resources Corporation, Restricted(6)(7)                                                     65,000             128,168
Cifra S.A. de C.V., Class B, ADR(2)                                                                600,000             717,000
Corporacion GEO, S.A. de C.V., Series B                                                             79,000             389,380
Empresas ICA Sociedad Controladora, S.A., de C.V., ADR(1)(2)                                        68,500           1,001,813
Farallon Resources, Ltd.                                                                            50,000             584,240
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,338,418
------------------------------------------------------------------------------------------------------------------------------
MYANMAR - 3.2%
Indochina Goldfields, Ltd.                                                                         137,000           1,610,823
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,610,823
------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 1.4%
Ionics Circuits, Inc.                                                                              978,500             697,600
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       697,600
------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              13

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

POLAND - 4.1%
Government of Poland Privatisation Certificates                                                     25,000        $  1,242,415
Mostostal-Export, S.A.(1)                                                                          185,963             441,009
Stalexport, S.A.(1)                                                                                 37,700             369,453
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,052,877
------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 7.2%
Chernogorneft, ADR(2)                                                                               95,000           1,128,334
Eurogas Corporation                                                                                 16,700              15,245
Eurogas Corporation, 144A(4)                                                                       234,165             213,763
Lukoil Holding, ADR(2)                                                                              25,000           1,175,000
Mosenergo, ADR(2)                                                                                   35,000           1,076,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,608,592
------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 2.1%
ABR Holdings, Ltd.(1)                                                                              395,000             454,477
L & M Group Investments, Ltd.(1)                                                                   555,500             603,416
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,057,893
------------------------------------------------------------------------------------------------------------------------------
SLOVAKIA - 0.2%
Ferro Fond, I.F.(6)                                                                                 14,545              77,168
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        77,168
------------------------------------------------------------------------------------------------------------------------------
THAILAND - 0.8%
Alphatec Electronics Company, Ltd., Foreign(1)(5)                                                   38,000             291,897
GSS Array Technology Public Company, Ltd., Foreign(5)                                               99,800             130,363
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       422,260
------------------------------------------------------------------------------------------------------------------------------
TURKEY - 4.9%
Akal Tekstil Sanayii(1)                                                                         11,980,000             817,446
Altinyildiz Mensucat ve Konfeksiyon Fabriklari, A.S.(1)                                          2,868,000             390,069
Bolu Cimento Sanayii, A.S.(1)                                                                    9,018,000             253,618
Eczacibasi Ilac Sanayi ve Ticaret, A.S.                                                         12,101,000             602,539
Eczacibasi Yatirim Holding Ortaklig, A.S.(1)                                                     4,828,042             418,475
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,482,147
------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 2.0%
Anzoil NL                                                                                        5,700,000             634,290
Vietnam Industrial Investments, Ltd.                                                             2,016,000             380,574
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,014,864
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK - 88.8% (COST: $46,007,083)                                                                      44,777,804
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RIGHTS
PT Dynaplast, Rights, Strike IDR1000, Expire 2/18/97(6)(8)(9)                                      828,500             256,789
TOTAL RIGHTS - 0.5% (COST: $0)                                                                                         256,789
------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Amarc Resources, Ltd., Warrants, Strike CAD2.05, Expire 7/16/97(6)(7)(8)(9)                         65,000       $      37,230
Anooraq Resources Corporation, Warrants, Strike CAD2.07, Expire 9/12/97(6)(7)(8)(9)                 65,000              53,225
Farallon Resources, Ltd., Warrants, Strike CAD6.25, Expire 5/7/97(6)(8)(9)                          85,000             621,318
First Dynasty Mines, Ltd., Warrants, Strike CAD4.50, Expire 3/13/97(6)(7)(8)(9)                    100,000               8,978
NDU Resources, Ltd., Warrants, Strike CAD2.31, Expire 5/17/98(6)(7)(8)(9)                           75,000              29,860
PT Apac Centertex Corporation, Warrants, Strike IDR1000, Expire 7/14/01(8)(9)                      450,000              23,815
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.5% (COST: $243,854)                                                                                 774,426

------------------------------------------------------------------------------------------------------------------------------
OPTIONS
KOSPI 200 Index, Strike $0.13742, Expire April 97(8)                                           100,000,000              10,500
Taiwan Weighted Index 2, Strike $198.17, Expire March 98(8)                                         10,000             720,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 1.5% (COST: $1,006,750)                                                                                730,500

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 92.3% (COST: $47,257,687)                                                                       46,539,519

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   418,629
French Franc                                                                                                               515
Indonesian Rupiah                                                                                                        1,317
Philippine Peso                                                                                                         60,643
Polish Zloty                                                                                                             3,039
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/96, maturity value $2,854,793 (collateralized by $2,235,000 par value
     U.S. Treasury Bond, 9.25%, due 2/15/16)                                                                         2,854,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 6.6%                                                                               3,338,143

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 1.1%                                                                                               546,296

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $ 50,423,958
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


1    Income-producing security.

2    ADR - American Depository Receipt.

3    GDR - Global Depository Receipt.

4 These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

5    Shares registered for foreign investors.

6    Fair-value security.  See 1.a. in Notes to Financial Statements.

7    Restricted security. See 4.e. in Notes to Financial Statements.

8    See 4.d. in Notes to Financial Statements.

9    Foreign-denominated security. CAD - Canadian Dollar; IDR - Indonesian
     Rupiah.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $47,257,687)                                                                        $  46,539,519
Cash and cash equivalents                                                                                            3,338,143
Receivable for investments sold                                                                                      1,910,480
Receivable for fund shares subscribed                                                                                  244,299
Interest/dividends receivable                                                                                           22,644
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                        52,055,085

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                    1,096,588
Payable for fund shares redeemed                                                                                       343,891
Accrued expenses                                                                                                       110,942
Payable to adviser                                                                                                      53,382
Payable to distributor                                                                                                  10,676
Payables, other                                                                                                         15,648
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                    1,631,127

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $  50,423,958

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                     51,021,394
Accumulated undistributed net investment income                                                                          2,724
Accumulated net realized loss from investments                                                                        (198,027)
Accumulated net realized gain from securities sold short                                                               317,146
Net unrealized depreciation on investments                                                                            (719,279)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $  50,423,958
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                               $        9.69
     Net Asset Value, offering and redemption price per share
     (net assets of $50,423,958 applicable to 5,206,392 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividends (Net of foreign tax withheld of $37,041)                                                                  $  687,564
Interest                                                                                                               200,947
Other                                                                                                                   72,549
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                961,060

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                               543,832
Custodian and transfer agent fees                                                                                      300,305
Distribution fees                                                                                                      108,766
Professional fees                                                                                                       89,504
Shareholder reports                                                                                                     57,580
Registration and filing fees                                                                                            51,972
Trustees' fees and expenses                                                                                             22,326
Dividend expense for securities sold short                                                                               5,081
Insurance                                                                                                                  284
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                       1,179,650
LESS: EXPENSE WAIVER BY ADVISER                                                                                       (373,858)
TOTAL EXPENSES, NET                                                                                                    805,792


------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  155,268
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                   2,587,856
Net realized gain from short sales                                                                                      32,841
Net change in unrealized appreciation on investments                                                                 1,487,419
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                         4,108,116
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $  4,263,384
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE        FOR THE NINE
                                                                                               YEAR ENDED        MONTHS ENDED
                                                                                                 12/31/96            12/31/95
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                                $     155,268        $    (59,234)
Net realized gain/(loss) from investments                                                       2,587,856          (1,766,278)
Net realized gain/(loss) from securities sold short                                                32,841             (17,500)
Net change in unrealized appreciation on investments                                            1,487,419             112,264
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 4,263,384          (1,730,748)

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (152,544)                  -
Realized gain on investments                                                                            -                   -
Total Distributions                                                                              (152,544)                  -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           31,969,698           7,729,040
TOTAL CAPITAL SHARE TRANSACTIONS                                                               31,969,698           7,729,040

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   36,080,538           5,998,292
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            14,343,420           8,345,128
End of period                                                                               $  50,423,958        $ 14,343,420
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                               FOR THE        FOR THE NINE             FOR THE
FOR A SHARE OUTSTANDING                                                     YEAR ENDED        MONTHS ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                       12/31/96            12/31/95(3)          3/31/95(1)(3)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $        8.02       $        8.57        $      10.00
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                     0.03               (0.03)               0.06
Net realized gain/(loss) and unrealized appreciation/
     (depreciation) on investments and securities sold short                     1.67               (0.52)              (1.36)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  1.70               (0.55)              (1.30)

------------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                        (0.03)                  -               (0.04)
Distributions from realized gain on investments                                     -                   -               (0.09)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $        9.69       $        8.02        $       8.57
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   21.19%               (6.42)%            (13.14)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                               $  50,423,958       $  14,343,420        $  8,345,128
Ratio of Expenses to Average Net Assets                                          1.84%(2)            1.83%(2)            3.15%(2)
Ratio of Net Investment Income/(Loss) to Average Net Assets                      0.36%(2)          (0.51)%(2)            0.72%(2)
Portfolio Turnover Rate                                                           165%                103%                124%
Average Commission Rate Paid(4)                                             $  0.0009                   -                   -


1    The Fund commenced operations on May 2, 1994.

2 If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, the nine months ended December 31, 1995, and the period from May 2, 1994 (Commencement of Operations), to March 31, 1995, would have been 2.70%, 4.24%, and 3.46%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (0.50)%, (2.92)%, and 0.41%, respectively.

3 Ratios, except for total return and portfolio turnover rate, have been annualized.

4 A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.


     Per-share data has been determined by using the average number of shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the periods.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Developing Countries Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a nondiversified, open-end management investment company. The Fund became effective to offer shares to the public on April 29, 1994, and it started to offer shares to the public on May 2, 1994. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value.

Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1996, 96.0% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1996, 4.0% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d. SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

h. CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the nine months ended December 31, 1995, were as follows:


1/1/96 - 12/31/96                                    SHARES              AMOUNT
--------------------------------------------------------------------------------
Shares sold                                     11,798,506         $112,215,356
Shares reinvested                                   15,445              148,733
--------------------------------------------------------------------------------
                                                11,813,951           12,364,089

--------------------------------------------------------------------------------
Shares redeemed                                 (8,395,045)         (80,394,391)

--------------------------------------------------------------------------------
Net increase                                     3,418,906        $  31,969,698
--------------------------------------------------------------------------------

4/1/95 - 12/31/95                                   SHARES               AMOUNT
--------------------------------------------------------------------------------
Shares sold                                      2,510,903        $  23,109,743
Shares reinvested                                        -                    -
--------------------------------------------------------------------------------
                                                 2,510,903           23,109,743


--------------------------------------------------------------------------------
Shares redeemed                                 (1,697,748)         (15,380,703)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                       813,155         $  7,729,040

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees of $543,832. RSIM has voluntarily agreed to waive any annual operating expenses exceeding an annual expense ratio of 1.85%. For the year ended December 31, 1996, the Adviser agreed to waive $373,858 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1996.

b. AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d. DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $108,766.

e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $150 to RS & Co.

NOTE 4    INVESTMENTS:

a. TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $46,987,965. Accumulated net unrealized depreciation on investments was $449,557, consisting of gross unrealized appreciation and depreciation of $5,156,146 and $(5,605,703), respectively.

b. INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $92,869,464 and $63,178,582, respectively.

c. SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligations on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, there were no securities sold short. For the year ended December 31, 1996, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $1,879,109 and $1,912,668, respectively.

d. OPTIONS, WARRANTS, AND RIGHTS:

Options, warrants, and rights normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

Options, warrants, and rights for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option, warrant, or right by determining the differential between the exercise price of the option, warrant, or right and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option, warrant, or right, time to expiration, assumed riskless rate of interest, compounded rate of return, and standard deviation of the return on the stock. This valuation method is subject to frequent review and in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

e. RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $914,001, which represented 1.8% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.

                             SHARES         COST      VALUE    ACQUISITION
SECURITY                      (000)        (000)      (000)           DATE
---------------------------------------------------------------------------
Amarc Resources, Ltd.        65,000        $  72      $  96        7/17/96

Amarc Resources, Ltd.,
  Warrants                   65,000           25         37        7/17/96

Anooraq Resources
  Corporation                65,000           64        128        9/12/96

Anooraq Resources
  Corporation, Warrants      65,000           34         53        9/12/96

First Dynasty Mines, Ltd.   100,000          246        243        9/13/96

First Dynasty Mines,
  Ltd., Warrants            100,000           64          9        9/13/96

NDU Resources, Ltd.          75,000           87         73        5/17/96

NDU Resources, Ltd.,
  Warrants                   75,000           23         30        5/17/96

Sino Forest Corporation,
  Class A                   300,000          275        245        10/2/96
---------------------------------------------------------------------------
                                            $890       $914

f. FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens Developing Countries Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Developing Countries Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                              FOREIGN CURRENCY (2)                                SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 2.4%
First Hawaiian, Inc.(1)                                                                            25,000         $   875,000
Washington Mutual, Inc.(1)                                                                         12,500             541,406
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,416,406
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.8%
Autoimmune, Inc.                                                                                   35,000             538,125
CardioThoracic Systems, Inc.                                                                       25,000             462,500
Intercardia, Inc.                                                                                  30,000             645,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,645,625
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.6%
International Imaging Materials, Inc.                                                              20,000             455,000
Wallace Computer Services, Inc.(1)                                                                 15,000             517,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      972,500
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 3.8%
SkyMall, Inc.                                                                                      75,000             665,625
Sport-Haley, Inc.                                                                                  60,000             753,750
Vans, Inc.                                                                                         70,000             875,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,294,375
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.2%
ADT Ltd.                                                                                           20,000             457,500
General Binding Corporation(1)                                                                     20,000             595,000
ICTS International NV                                                                              42,000             425,250
Mail Boxes Etc.                                                                                    18,000             405,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,882,750
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 6.1%
Creative Technology, Ltd.                                                                         125,000           1,468,750
Read-Rite Corporation                                                                              32,000             808,000
Sequent Computer Systems, Inc.                                                                     30,000             532,500
Southern Electronics Corporation                                                                   65,000             812,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,621,750
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.9%
Adobe Systems, Inc.(1)                                                                             14,000             523,250
BMC Software, Inc.                                                                                 10,000             413,750
Ciber, Inc.                                                                                         7,000             210,000
Dynamic Healthcare Technologies, Inc.                                                             103,800             493,050
Microsoft Corporation                                                                               4,000             330,500
Platinum Software Corporation                                                                      30,000             356,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,326,800
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10



DECEMBER 31, 1996                                  FOREIGN CURRENCY(2)                             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 3.8%
Computer Data Systems, Inc.(1)                                                                     20,000         $   605,000
Compuware Corporation                                                                              12,000             601,500
Data Dimensions, Inc.                                                                              17,500             621,250
InfoNow Corporation, Restricted(3),(4)                                                            285,715             455,358
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,283,108
-----------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 3.8%
Aware, Inc.                                                                                        70,000             708,750
Cabletron Systems, Inc.                                                                            17,000             565,250
Digi International, Inc.                                                                           27,000             256,500
FORE Systems, Inc.                                                                                 22,500             739,688
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,270,188
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.8%
American Power Conversion Corporation                                                              40,000           1,090,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,090,000
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
Gulf Canada Resources, Ltd.                                                                        75,000             553,125
Nuevo Energy Company                                                                               17,200             894,400
Questar Corporation(1)                                                                             14,000             514,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,962,025
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 5.6%
BJ Services Company                                                                                15,000             765,000
Camco International, Inc.(1)                                                                       14,000             645,750
National-Oilwell, Inc.                                                                                500              15,375
Pride Petroleum Services, Inc.                                                                     22,500             523,125
Tejas Gas Corporation                                                                              10,000             476,250
Veritas DGC, Inc.                                                                                  15,000             277,500
Western Gas Resources, Inc.(1)                                                                     33,000             635,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,338,250
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 4.6%
Ascent Entertainment Group, Inc.                                                                   30,000             483,750
Hollywood Entertainment Corporation                                                                20,000             370,000
Signature Resorts, Inc.                                                                            15,000             528,750
Sodak Gaming, Inc.                                                                                 47,500             730,312
Vacation Break USA, Inc.                                                                           30,000             607,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,720,312
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.2%
Philip Environmental, Inc.                                                                         50,000             725,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      725,000
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              11

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                       FOREIGN CURRENCY(2)                        SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.5%
Conseco, Inc.(1)                                                                                    6,500          $  414,375
Federal National Mortgage Association(1)                                                           15,000             558,750
H.F. Ahmanson & Company(1)                                                                         15,000             487,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,460,625
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMO - 0.8%
Diagnostic Health Services, Inc.                                                                   62,500             500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      500,000
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.2%
Compdent Corporation                                                                               20,000             705,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      705,000
-----------------------------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.8%
WHX Corporation                                                                                    55,000             488,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      488,125
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 9.9%
Applied Power Inc., Class A(1)                                                                     22,500             891,563
Coachmen Industries, Inc.(1)                                                                       20,000             567,500
Farr Company                                                                                       32,000             532,000
Furniture Brands International, Inc.                                                               60,000             840,000
Graham Corporation                                                                                 35,000             328,125
Herman Miller, Inc.(1)                                                                             30,000           1,698,750
Kimball International, Inc., Class B(1)                                                            25,000           1,034,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,892,313
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.7%
Lin Television Corporation                                                                          9,000             380,250
Univision Communications, Inc., Class A                                                             1,000              37,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      417,250
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 3.5%
Cytyc Corporation                                                                                  17,500             472,500
Imagyn Medical, Inc.                                                                               50,000             406,250
Novoste Corporation                                                                                20,000             265,000
Ventritex, Inc.                                                                                    37,500             923,437
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,067,187
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.1%
Network Computing Devices, Inc.                                                                    65,000             658,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      658,125
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 8.4%
Diamond Offshore Drilling, Inc.                                                                     7,000             399,000
ENSCO International, Inc.                                                                          18,000             873,000
Ensign Resource Service Group, Inc.(1),(2)              CAD                                        25,000             461,002
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12


DECEMBER 31, 1996                                     FOREIGN CURRENCY(2)                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

OIL/GAS DRILLING - CONTINUED
Forasol-Foramer NV                                                                                 30,000          $  588,750
Noble Drilling Corporation                                                                         44,000             874,500
Patterson Energy, Inc.                                                                             20,000             515,000
Precision Drilling Corporation                                                                     15,000             521,250
Transocean Offshore, Inc.(1)                                                                       12,500             782,812
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,015,314
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.0%
Guilford Pharmaceuticals, Inc.                                                                     25,000             581,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      581,250
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.2%
PRI Automation, Inc.                                                                                2,500             113,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      113,750
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 2.7%
LSI Logic Corporation                                                                              20,000             535,000
National Semiconductor Corporation                                                                 20,000             487,500
Texas Instruments, Inc.(1)                                                                          9,500             605,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,628,125
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.7%
Amrion, Inc.                                                                                       27,500             622,188
Arbor Drugs, Inc.(1)                                                                               30,000             521,250
Video Update, Inc., Class A                                                                       125,000             492,187
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,635,625
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 1.4%
Fisher Scientific International(1)                                                                 17,500             824,688
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      824,688
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
Premisys Communications, Inc.                                                                       7,500             253,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      253,125
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.2%
Boston Technology, Inc.                                                                            25,000             718,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      718,750
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.4%
Loral Space & Communications                                                                       22,500             413,437
Metromedia International Group, Inc.                                                               40,000             395,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      808,437
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.1%
Airborne Freight Corporation(1)                                                                    35,000             818,125
Fritz Companies, Inc.                                                                              35,000             446,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,264,375
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              13

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                           FOREIGN CURRENCY(2)                    SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK - 89.9% (Cost $47,127,046)                                                                   $  53,581,153
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.9%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A(1)                                                    82,071             523,206
-----------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks - 0.9% (Cost $388,001)                                                             523,206


                                                                                                      PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS
U.S. Treasury Note, 6.625%, Due 7/31/01(1)                                                     $  818,000             831,039

U.S. Treasury STRIP, Due 11/15/24(1)                                                            1,850,000             283,531
-----------------------------------------------------------------------------------------------------------------------------
Total Government Bonds - 1.9% (Cost $1,081,126)                                                                     1,114,570

                                                                                                 WARRANTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
Glendale Federal Savings Bank, Warrants, Strike $12.00, Expire 8/21/00(5)                          46,500             592,875
InfoNow Corporation, 1/2 Warrants, Strike $1.40, Expire 5/20/98(3),(4),(5)                        285,715             168,583
-----------------------------------------------------------------------------------------------------------------------------
Total Warrants - 1.3% (Cost $637,031)                                                                                 761,458


-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 94.0% (Cost $49,233,204)                                                                       55,980,387
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   22,890
Repurchase Agreement
    State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/02/97, maturity value $1,901,528 (collateralized by $1,489,000 par value
    U.S. Treasury Bond, 9.25%, due 2/15/16)                                                                         1,901,000
-----------------------------------------------------------------------------------------------------------------------------
Total Cash and Cash Equivalents   3.2%                                                                              1,923,890
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


14


DECEMBER 31, 1996                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/02/97, maturity value $850,236 (collateralized by $666,000 par value
     U.S. Treasury Bond, 9.25%, due 2/15/16)                                                                      $   850,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 1.4%                                       850,000


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 2.7%                                                            1,600,310
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (1.0)% (Proceeds: $589,960)                                                                 (595,812)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET   (0.3)%                                                                                     (171,117)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS   100.0%                                                                                       $  59,587,658
-----------------------------------------------------------------------------------------------------------------------------


(1) Income-producing security.

(2) Foreign-denominated security; CAD - Canadian Dollar.

(3) Fair-value security. See 1.a. in Notes to Financial Statements.

(4) Restricted security. See 4.d. in Notes to Financial Statements

(5) See 4.e. in Notes to Financial Statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SCHEDULE OF SECURITIES SOLD SHORT




DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.3%
Liposome Company, Inc.                                                                              8,000          $  153,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      153,000
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
Accustaff, Inc.                                                                                    12,500             264,062
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      264,062
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
Quality Dining, Inc.                                                                               10,000             178,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      178,750
-----------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - 1.0% (PROCEEDS: $589,960)                                                            $  595,812
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------

Investments, at value (Cost: $49,233,204)                                                                       $  55,980,387
Cash and cash equivalents                                                                                           1,923,890
Deposits with brokers and custodian bank for securities sold short                                                    850,000
Receivable from brokers for securities sold short                                                                   1,600,310
Receivable for investments sold                                                                                       116,103
Receivable for fund shares subscribed                                                                               1,494,207
Organization cost                                                                                                      46,897
Dividend/interest receivable                                                                                           45,830
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       62,057,624

-----------------------------------------------------------------------------------------------------------------------------
LIABILTIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   1,476,223
Securities sold short (Proceeds $589,960)                                                                             595,812
Payable to custodian bank                                                                                             125,385
Payable for fund shares redeemed                                                                                      111,242
Accrued expenses                                                                                                       92,542
Payable to adviser                                                                                                     57,302
Payable to distributor                                                                                                 11,460
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   2,469,966

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                $  59,587,658
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    53,025,975
Accumulated net realized loss from investments                                                                       (316,244)
Accumulated net realized loss from securities sold short                                                             (142,191)
Net unrealized appreciation on investments                                                                          6,847,495
Net unrealized appreciation on short sales                                                                            172,623
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                  $59,587,658
-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                                     $12.42
     Net Asset Value, offering and redemption price per share
     (Net assets of $59,587,658 applicable to 4,799,410 shares
     of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM AUGUST 1, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------

Interest                                                                                                         $    105,486
Dividends (net of foreign tax withheld of $161)                                                                        64,646
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               170,132


-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              135,953
Custodian and transfer agent fees                                                                                      46,271
Professional fees                                                                                                      34,928
Administrative services fee                                                                                            33,988
Distribution fees                                                                                                      33,988
Shareholder reports                                                                                                    20,655
Registration and filing fees                                                                                           13,180
Organization expense                                                                                                    9,853
Trustees' fees and expenses                                                                                             9,333
Insurance fees                                                                                                            153
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                        338,302
Less: Expense waiver by adviser                                                                                       (22,771)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   315,531

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (145,399)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                   (316,244)
Net realized loss from securities sold short                                                                         (142,191)
Net change in unrealized appreciation on investments                                                                6,847,495
Net change in unrealized appreciation on securities sold short                                                        172,623
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                        6,561,683

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $  6,416,284
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                                      FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                     12/31/96(1)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                                                             $    (145,399)
Net realized loss from investments                                                                                   (316,244)
Net realized loss from securities sold short                                                                         (142,191)
Net change in unrealized appreciation on investments                                                                6,847,495
Net change in unrealized appreciation on securities sold short                                                        172,623
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                6,416,284


--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    -
Realized gain on investments                                                                                             -
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                      -

--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                                               53,171,374
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                                   53,171,374

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                                       59,587,658
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                         0
End of period                                                                                                   $  59,587,658
--------------------------------------------------------------------------------------------------------------------------------


(1) The Fund commenced operations on August 1, 1996.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                               12/31/96(1)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $       10.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                     (0.05)
Net realized loss and net change in unrealized appreciation on investments and securities sold short                     2.47
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     2.42

--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                   -
Distributions from realized gain on investments                                                                            -
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                  $       12.42
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                            24.20%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                       $  59,587,658
Ratio of Expenses to Average Net Assets                                                                                  2.28%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (1.05)%(2)
Portfolio Turnover Rate                                                                                                    69%
Average Commission Rate Paid(3)                                                                                 $      0.0526
--------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on August 1, 1996.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1996, would have been 2.44%, and the ratio of net investment loss to average net assets would have been (1.21%).

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.

     Ratios, except for total return and portfolio turnover rate, have been annualized.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE DIVERSIFIED GROWTH FUND ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Diversified Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 1, 1996. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 98.9% of the Fund's long portfolio was valued in this manner.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and energy sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, approximately 1.1% of the Fund's long portfolio was valued using these guidelines and procedures.

b.  REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.  FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

As of December 31, 1996, the Fund has a capital loss carryforward of $421,424, which will expire by December 31, 2004. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

d.  SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.  INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.  DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

THE DIVERSIFIED GROWTH FUND ANNUAL REPORT

g.  CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2  CAPITAL SHARES:

A.  TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period ending from August 1, 1996 (Commencement of Operations), through December 31, 1996, was as follows:

8/1/96 - 12/31/96                                   SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      6,310,303       $  70,534,742
Shares reinvested                                        -                   -
-------------------------------------------------------------------------------
                                                 6,310,303          70,534,742

-------------------------------------------------------------------------------
Shares redeemed                                 (1,510,893)        (17,363,368)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net increase                                     4,799,410         $53,171,374
-------------------------------------------------------------------------------


NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.  ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $135,953 and $33,988, respectively. At December 31, 1996, the Adviser voluntarily agreed to waive $22,771 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the period ended December 31, 1996.

b.  AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a Member of RS Group and General Counsel of RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.  COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $9,333 for the period from August 1, 1996 (Commencement of Operations), through December 31, 1996.

d.  DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred distribution fees of $33,988.

THE DIVERSIFIED GROWTH FUND ANNUAL REPORT

e.  BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, the Fund paid brokerage commissions of $16,648 to RS & Co., which represented 13.3% of total commissions paid during the period.

NOTE 4 INVESTMENTS:

a.  TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments and proceeds of securities sold short for federal income tax purposes was $51,602,102. Accumulated net unrealized appreciation on investments and securities sold short was $6,983,093, consisting of gross unrealized appreciation and depreciation of $8,042,220 and $(1,059,127), respectively.

b.  INVESTMENT PURCHASES AND SALES:

For the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $71,393,463 and $21,117,523, respectively.

c.  SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, the Fund had 1.0% of its total assets in short positions. For the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $3,859,347 and $5,317,465, respectively.

Included in the "Other Liabilities, Net" category in the Schedule of Investments are the following securities sold short where the Fund has purchased the underlying securities to effectively close out the short positions. Included in Receivable from Brokers for Securities Sold Short is $1,010,350 for these covered short positions. At December 31, 1996, the cost of the associated long positions and the unrealized appreciation on investments and securities sold short are $731,563 and $278,787. At December 31, 1996, the Fund chose not to complete the transactions which would have required delivery of the purchased securities to the lender. The Fund does not consider these boxed positions as investments.



SECURITY                                            SHARES               VALUE
-------------------------------------------------------------------------------
DSC Communications Corporation                      10,000          $  178,750

Premisys Communications, Inc,                        2,500              84,375

PRI Automation, Inc.                                12,500             568,750
--------------------------------------------------------------------------------
                                                                     $ 831,875
-------------------------------------------------------------------------------

d.  RESTRICTED SECURITIES:

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $623,941, which represented 1.0% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in
Note 1.a., paragraph 2.


                                  SHARES      COST   VALUE         ACQUISITION
SECURITY                            (000)     (000)   (000)               DATE
-------------------------------------------------------------------------------
InfoNow Corporation                  286       270     455            12/02/96
InfoNow Corporation,
1/2 Warrants                         286       130     169            12/02/96
-------------------------------------------------------------------------------
                                              $400    $624
-------------------------------------------------------------------------------

E.  OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Glendale Federal Savings Bank Warrants are valued daily at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.


Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens Diversified Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Diversified Growth Fund (the "Fund") at December 31, 1996, the results of its operations and changes in its net assets and the financial highlights for the period from August 1, 1996 (Commencement of Operations), through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING - 1.9%
HA-LO Industries, Inc.                                                                              18,750        $    515,625
Lamar Advertising Company, Class A                                                                 131,100           3,179,175
TMP Worldwide, Inc.                                                                                 25,000             318,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,013,550
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.3%
BioChem Pharma, Inc.                                                                                10,000             502,500
Dura Pharmaceuticals, Inc.                                                                          89,800           4,287,950
Gensia, Inc.(1)                                                                                      1,175               5,434
Vertex Pharmaceuticals, Inc.                                                                        55,600           2,237,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,033,784
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 5.6%
Abacus Direct Corporation                                                                           10,000             187,500
American Residential Services, Inc.                                                                 80,400           2,180,850
Applied Graphics Technologies, Inc.                                                                 14,500             422,312
Caribiner International, Inc.                                                                       12,100             608,025
E*Trade Group, Inc.                                                                                 15,000             172,500
Service Experts, Inc.                                                                               27,500             715,000
Staffmark, Inc.                                                                                     60,000             750,000
Sykes Enterprises, Inc.                                                                             13,000             487,500
Teletech Holdings, Inc.                                                                             50,000           1,300,000
Vanstar Corporation                                                                                111,000           2,719,500
West TeleServices Corporation                                                                       31,000             705,250
Whittman-Hart, Inc.                                                                                 60,000           1,537,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,785,937
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 16.1%
America Online, Inc.                                                                                20,000             665,000
Arbor Software Corporation                                                                          10,000             242,500
CBT Group PLC, ADR(5)                                                                               47,000           2,549,750
Clarify, Inc.                                                                                       31,800           1,526,400
CyberMedia, Inc.                                                                                     4,500              70,875
ECsoft Group PLC, ADR(5)                                                                            30,000             288,750
Excite, Inc.                                                                                       195,000           1,998,750
HNC Software, Inc.                                                                                  15,000             468,750
Hyperion Software Corporation                                                                       50,000           1,062,500
Infoseek Corporation                                                                                50,000             387,500
i2 Technologies, Inc.                                                                               40,000           1,530,000
Indus Group, Inc.                                                                                   50,000           1,287,500
Legato Systems, Inc.                                                                                68,000           2,218,500
Midway Games, Inc.                                                                                  25,000             506,250


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


8


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - CONTINUED
Open Text Corporation                                                                              25,000         $   171,875
Pegasystems Inc.                                                                                   20,000             602,500
Rational Software Corporation                                                                      70,000           2,769,375
Remedy Corporation                                                                                 53,400           2,870,250
Rogue Wave Software, Inc.                                                                          20,300             319,725
Security Dynamics Technologies, Inc.                                                               34,000           1,071,000
Siebel Systems, Inc.                                                                               88,000           2,376,000
Smallworldwide PLC, ADR(5)                                                                        130,000           1,543,750
Summit Design, Inc.                                                                                50,000             512,500
Vantive Corporation                                                                               145,000           4,531,250
Versatility, Inc.                                                                                  10,000             150,000
Visigenic Software, Inc.                                                                           20,000             305,000
Wind River Systems, Inc.                                                                           30,000           1,421,250
Yahoo! Inc.                                                                                        30,000             510,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   33,957,500
------------------------------------------------------------------------------------------------------------------------------
CONSULTING SERVICES - 8.1%
BTG, Inc.                                                                                          20,000             530,000
Claremont Technology Group, Inc.                                                                  127,000           3,333,750
Computer Management Sciences, Inc.                                                                237,375           5,518,969
Donnelley Enterprise Solutions, Inc.                                                               69,000           1,690,500
Information Management Resources, Inc.                                                             45,000             950,625
Keane, Inc.                                                                                         5,000             158,750
Mastech Corporation                                                                                40,000             760,000
Renaissance Solutions, Inc.                                                                        20,000             895,000
Superior Consultant Holdings Corporation                                                           66,200           1,638,450
The Vincam Group, Inc.                                                                             37,500           1,645,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   17,121,356
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 7.0%
Amscan Holdings, Inc.                                                                              50,000             600,000
Bed Bath & Beyond, Inc.                                                                            60,000           1,455,000
Delia's, Inc.                                                                                      10,000             198,750
Factory Card Outlet Corporation                                                                    50,000             450,000
Forrester Research, Inc.                                                                           70,000           1,802,500
Inacom Corporation                                                                                 15,000             600,000
Intelligent Electronics, Inc.(1)                                                                   50,000             400,000
Just For Feet, Inc.                                                                                70,000           1,837,500
Mazel Stores, Inc.                                                                                 77,500           1,743,750
The North Face, Inc.                                                                               70,000           1,347,500
PETsMART, Inc.                                                                                     84,300           1,844,062
Renter's Choice, Inc.                                                                              67,100             972,950


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                               9


SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONSUMER/SPECIALTY RETAIL - CONTINUED
Sport-Haley, Inc.                                                                                  60,000         $   753,750
Starsight Telecast, Inc.                                                                           70,000             656,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,662,012
------------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS/TELECOMMUNICATIONS - 9.2%
Aspect Telecommunications Corporation                                                              47,500           3,016,250
COLT Telecom Group PLC, ADR5                                                                       10,000             192,500
GeoTel Communications Corporation                                                                 116,800           1,518,400
Harmonic Lightwaves, Inc.                                                                          15,000             230,625
Lightbridge, Inc.                                                                                  35,000             299,687
Midcom Communications, Inc.                                                                       146,000           1,241,000
Natural Microsystems Corporation                                                                   85,000           2,677,500
NetVantage, Inc., Class A                                                                          60,000             540,000
Pacific Gateway Exchange, Inc.                                                                     62,500           2,281,250
PairGain Technologies, Inc.                                                                        89,000           2,708,940
Sawtek, Inc.                                                                                       40,000           1,585,000
Tellabs, Inc.                                                                                      80,000           3,010,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,301,152
------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 8.1%
Affiliated Computer Services, Inc., Class A                                                       316,500           9,415,875
First USA Paymentech, Inc.                                                                         46,000           1,558,250
National Data Corporation(1)                                                                       20,000             870,000
NOVA Corporation                                                                                   43,000             951,375
Peerless Group, Inc.                                                                              200,000           1,350,000
Transaction Systems Architects, Inc., Class A                                                      84,000           2,793,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   16,938,500
------------------------------------------------------------------------------------------------------------------------------
EDUCATION/TRAINING - 1.1%
Education Management Corporation                                                                   30,000             630,000
Computer Learning Centers, Inc.                                                                    60,000           1,710,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,340,000
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 2.3%
Metzler Group, Inc.                                                                                68,500           2,174,875
Nabors Industries, Inc.                                                                            45,000             866,250
NGC Corporation, Class B(1)                                                                        60,000           1,395,000
Smedvig ASA, Class B, ADR(5)                                                                       15,000             301,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,738,000
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.1%
American Express Company(1)                                                                        30,000           1,695,000
Cohr, Inc.                                                                                         30,000             810,000
Emergent Group, Inc.                                                                               40,000             420,000
Financial Federal Corporation                                                                      70,000           1,172,500
First USA, Inc.(1)                                                                                 50,000           1,731,250


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - CONTINUED
Glendale Federal Bank FSB                                                                          25,000          $  581,250
MBNA Corporation(1)                                                                                40,000           1,660,000
Marsh & McLennan Companies, Inc.(1)                                                                12,000           1,248,000
Matrix Capital Corporation                                                                         50,000             793,750
Southern Pacific Funding Corporation                                                               63,900           1,988,887
The Money Store, Inc.(1)                                                                           15,000             414,375
Willis Lease Finance Corporation                                                                   20,000             257,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,772,512
------------------------------------------------------------------------------------------------------------------------------
HARDWARE/COMPONENTS - 0.6%
Seagate Technology, Inc.                                                                           15,000             592,500
U.S. Robotics Corporation                                                                          10,000             720,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,312,500
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 13.3%
CareMatrix Corporation                                                                             50,800             666,750
Diagnostic Health Services, Inc.                                                                   25,000             200,000
Enterprise Systems, Inc.                                                                          118,800           2,791,800
Foundation Health Corporation(2)(3)                                                                    74                   0
HBO & Company(1)                                                                                  130,000           7,718,750
IDX Systems Corporation                                                                            35,000           1,001,875
Lincare Holdings, Inc.                                                                             45,000           1,845,000
Medic Computer Systems, Inc.                                                                       30,000           1,209,375
National Surgery Centers, Inc.                                                                     35,000           1,330,000
NCS HealthCare, Inc., Class A                                                                      43,500           1,266,937
Pediatrix Medical Group, Inc.                                                                      70,000           2,581,250
PhyMatrix Corporation                                                                              25,000             356,250
Renal Care Group, Inc.                                                                             97,800           3,092,925
Renal Treatment Centers, Inc.                                                                      30,000             765,000
Romac International, Inc.                                                                         111,200           2,446,400
Transition Systems, Inc.                                                                           50,000             706,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   27,978,562
------------------------------------------------------------------------------------------------------------------------------
LODGING - 4.9%
Doubletree Corporation                                                                             50,000           2,250,000
Fairfield Communities, Inc.                                                                       118,726           2,938,469
HFS, Inc.                                                                                          10,000             597,500
Leisure Canada, Inc.(6)                                                                             5,000              11,137
Signature Resorts, Inc.                                                                            96,000           3,384,000
Wyndham Hotel Corporation                                                                          45,000           1,108,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,289,231
------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                             11


SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

MEDICAL DEVICES - 1.7%
Endosonics Corporation                                                                            110,000        $  1,677,500
Hologic, Inc.                                                                                      15,000             371,250
ResMed, Inc.                                                                                       24,000             528,000
SeaMED Corporation                                                                                 97,600           1,061,400
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,638,150
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.8%
Landry's Seafood Restaurants, Inc.                                                                 81,600           1,744,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,744,200
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 90.1% (COST: $161,714,550)                                                                  189,626,946
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS
Applied Micro Circuits Corporation, Series 3, Restricted(2)(3)                                      2,381              43,953
------------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS - 0.0% (COST: $50,001)                                                              43,953


DECEMBER 31, 1996                                                                                     PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
Midcom Communications, 8.25%, Due 8/15/03, 144A(1)(3)(4)                                        1,000,000             920,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 0.4% (COST: $1,000,000)                                                                     920,000


WARRANTS                                                                                         WARRANTS
------------------------------------------------------------------------------------------------------------------------------

Glendale Federal Savings Bank, Warrants, Strike $12.00, Expire 8/21/00                             25,000             318,750
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.2% (COST: $281,875)                                                                                318,750

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 90.7% (COST: $163,046,426)                                                                    190,909,649
------------------------------------------------------------------------------------------------------------------------------


12


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
Cash                                                                                                           $          102
Repurchase Agreement
     State Street Bank & Trust Company, 5.00%, dated 12/31/96,
     due 1/2/97, maturity value $16,076,464 (collateralized by
     $11,280,000 par value U.S. Treasury Note, 10.625%, due 8/15/15)                                               16,072,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 7.7%                                                                             16,072,102

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 1.6%                                                                                            3,422,631

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  210,404,382
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.
(2)  Restricted security. See 4.c. in Notes to Financial Statements.
(3)  Fair-value security. See 1.a. in Notes to Financial Statements.
(4) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(5)  ADR - American Depository Receipt.
(6)  Foreign security denominated in Canadian Dollars.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                            DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $163,046,426)                                                                     $  190,909,649
Cash and cash equivalents                                                                                          16,072,102
Receivable for investments sold                                                                                     4,927,250
Receivable for fund shares subscribed                                                                               1,202,414
Receivable for class action settlement revenue from investments                                                       187,538
Dividends/interest receivable                                                                                          50,503
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      213,349,456

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   1,127,476
Payable for fund shares redeemed                                                                                    1,329,348
Accrued expenses                                                                                                      269,179
Payable to adviser                                                                                                    175,257
Payable to distributor                                                                                                 43,814
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   2,945,074

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  210,404,382
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   178,964,300
Accumulated net realized gain from investments                                                                      3,576,859
Net unrealized appreciation on investments                                                                         27,863,223
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  210,404,382
------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        20.07
Net Asset Value, offering and redemption price per share
(net assets of $210,404,382 applicable to 10,484,214 shares
of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $     942,545
Dividends                                                                                                             141,522
Class action settlement revenue from investments                                                                      313,189
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             1,397,256

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            1,805,586
Distribution fees                                                                                                     451,396
Custodian and transfer agent fees                                                                                     322,210
Professional fees                                                                                                     130,160
Shareholder reports                                                                                                   115,630
Registration and filing fees                                                                                           52,745
Trustees' fees and expenses                                                                                            22,326
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      2,900,053

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (1,502,797)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 22,243,747
Net change in unrealized appreciation on investments                                                                9,164,670
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 31,408,417

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  29,905,620
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   FOR THE       FOR THE NINE
                                                                                                YEAR ENDED       MONTHS ENDED
                                                                                                  12/31/96           12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $  (1,502,797)      $ (1,275,816)
Net realized gain from investments                                                              22,243,747         22,504,993
Net change in unrealized appreciation/(depreciation) on investments                              9,164,670           (731,214)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            29,905,620         20,497,963

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                  -
Realized gain on investments                                                                   (28,398,700)       (13,460,981)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (28,398,700)       (13,460,981)

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from capital share transactions                 41,168,975        (21,583,831)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                41,168,975        (21,583,831)

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                                         42,675,895        (14,546,849)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                                                            167,728,487        182,275,336
End of period                                                                               $  210,404,382     $  167,728,487
------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                     FOR THE                                     FOR THE
                                        FOR THE  NINE MONTHS       FOR THE       FOR THE    THREE MONTHS      FOR THE     FOR THE
FOR A SHARE OUTSTANDING              YEAR ENDED        ENDED    YEAR ENDED    YEAR ENDED           ENDED   YEAR ENDED  YEAR ENDED
THROUGHOUT EACH PERIOD:                12/31/96  12/31/95(1)    3/31/95(3)       3/31/94      3/31/93(1)     12/31/92    12/31/91
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
     PERIOD                          $    19.21   $    18.36    $    18.37    $    14.71     $    16.77   $    17.50  $    11.67
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                       (0.17)       (0.15)        (0.17)        (0.40)         (0.02)       (0.15)      (0.09)
Net realized gain/(loss) and
     unrealized appreciation/
     (depreciation) on investments         4.23         2.58          2.26          4.06          (2.04)       (0.31)       6.82
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                            4.06         2.43          2.09          3.66          (2.06)       (0.46)       6.73

--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment
     income                                   -            -             -             -              -            -           -
Distributions from realized gain on
     investments                          (3.20)       (1.58)        (2.10)            -              -        (0.27)      (0.90)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $    20.07   $    19.21    $    18.36    $    18.37     $    14.71   $    16.77  $    17.50
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              21.53%       13.50%        12.01%        24.88%        (12.28)%      (2.55)%     58.70%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000s)     $  210,404   $  167,728    $  182,275    $  168,192     $  228,893   $  277,531   $ 141,929
Ratio of Expenses to Average
     Net Assets                            1.60%        1.64%         1.56%         1.60%          1.54%        1.49%       1.59%
Ratio of Net Investment Loss to
     Average Net Assets                   (0.83)%      (0.99)%       (0.96)%       (1.27)%        (0.61)%      (0.92)%     (0.68)%
Portfolio Turnover Rate                     270%         147%          280%          274%            43%         124%        147%
Average Commission Rate Paid(2)      $   0.0587            -             -             -              -            -           -
--------------------------------------------------------------------------------------------------------------------------------



1 Ratios, except for total return and portfolio turnover rate, have been annualized.

2 A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the periods.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Emerging Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 30, 1987. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 99.5% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, approximately 0.5% of the Fund's portfolio was valued using these guidelines and procedures.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the nine months ended December 31, 1995, were as follows:

1/1/96 - 12/31/96                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      10,385,165      $  223,710,716
Shares reinvested                                 1,385,610          27,461,885
-------------------------------------------------------------------------------
                                                 11,770,775         251,172,601

-------------------------------------------------------------------------------
Shares redeemed                                 (10,019,081)       (210,003,626)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net increase                                      1,751,694      $   41,168,975
-------------------------------------------------------------------------------


4/1/95 - 12/31/95                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                       2,181,298      $   41,669,243
Shares reinvested                                   686,387          13,000,659
-------------------------------------------------------------------------------
                                                  2,867,685          54,669,902

-------------------------------------------------------------------------------
Shares redeemed                                  (4,060,471)        (76,253,733)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net decrease                                     (1,192,786)     $  (21,583,831)
-------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, Inc. ("RSIM") an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees of $1,805,586. For the year ended December 31, 1996, there was no expected reimbursement of the advisory fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. For the previous two years ended December 31, 1996, the Fund had not received any waivers or reimbursements of operating expenses from RSIM.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the

Fund's Distributor and RSIM Inc., the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM Inc., a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a Member of RS Group and General Counsel of RS & Co. James Callinan, Portfolio Manager, is a member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $451,396.

e.   BROKERAGE COMMISSIONS:

RSIM Inc. may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $23,895 to RS & Co., which represented 5.0% of the total commissions paid for the period.

NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $164,109,004. Accumulated net unrealized appreciation on investments was $26,800,645, consisting of gross unrealized appreciation and depreciation of $32,761,269 and ($5,960,624), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $466,039,595 and $440,314,574, respectively.

c.   RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $43,953. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.

                                              COST       VALUE     ACQUISITION
SECURITY                        SHARES       (000)       (000)            DATE
-------------------------------------------------------------------------------
Applied Micro Circuits
   Corporation, Convertible
   Preferred Stock, Series 3     2,381         $50         $44         9/14/87
Foundation Health
   Corporation                      74          $2          $0          3/6/96
-------------------------------------------------------------------------------

d. WARRANTS:

A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Glendale Federal Savings Bank Warrants held by the Fund were valued daily at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Robertson Stephens Emerging Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Emerging Growth Fund (the "Fund") at December 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                    FOREIGN CURRENCY(2)            SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
Enterprise Solutions Asia Pacific, Ltd.                                          AUD                40,000            $  44,512
Insignia Systems, Inc.                                                                              81,500              157,906
U-Ship, Inc.                                                                                       110,000              343,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        546,168
-------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS - 5.5%
Cathay Investment Fund, Ltd.(1)                                                  HKD             1,283,000            1,658,802
Greenchip Development Capital, Ltd.(1)                                           AUD                33,640               20,856
Greenchip Emerging Growth, Ltd.                                                  AUD                40,610               34,538
Greenchip Investments, Ltd.(1)                                                   AUD                31,746               16,149
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,730,345
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 1.1%
CD Radio, Inc.                                                                                      61,000              251,625
Telecard, Ltd.                                                                   PKR                95,500               99,479
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        351,104
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.6%
InfoNow Corporation, Restricted(3)(7)                                                              214,286              341,518
Techniche, Ltd.                                                                  AUD               226,700              466,698
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        808,216
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 3.5%
L&M Group Investments, Ltd.(1)                                                   SGD               150,000              162,939
Overseas & General, Ltd.                                                         AUD               678,751              109,250
PT Super Indah Makmur, Foreign(1)(6)                                             IDR               125,000              127,011
Van Der Horst, Ltd.(1)                                                           SGD               100,000              418,066
Vietnam Industrial Investments, Ltd.                                             AUD             1,521,301              287,186
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,104,452
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS - 2.1%
Wuxi Little Swan Company, Ltd., Class B                                          HKD               649,300              654,799
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        654,799
-------------------------------------------------------------------------------------------------------------------------------
DIAMOND MINING - 0.6%
DiamondWorks, Ltd.                                                               CAD               130,000              190,827
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        190,827
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 1.3%
AER Energy Resources, Inc.                                                                         109,900              240,406
Spectrum Control, Inc.                                                                              45,000              151,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        392,281
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ENERGY - 10.3%
Aztec Resources, Ltd.                                                            CAD                79,700              162,974
Basin Exploration, Inc.                                                                             36,500              228,125
BlackRock Ventures, Inc.                                                                           116,500               60,407
Calahoo Petroleum, Ltd.                                                          CAD               494,000              306,653
Canadian Conquest Exploration, Inc.                                              CAD               295,100              528,003
-------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


8


DECEMBER 31, 1996                                                   FOREIGN CURRENCY(2)             SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------------------

ENERGY - CONTINUED
Clayton Williams Energy, Inc.                                                                       15,000           $  260,625
Discovery West Corporation                                                       CAD               116,500              204,192
Eurogas Corporation                                                              CAD                 4,500                4,108
Eurogas Corporation, 144A(5)                                                     CAD               154,775              141,290
Highridge Exploration, Ltd.                                                      CAD               156,800              383,612
Nugas, Ltd.                                                                      CAD                30,000               52,582
Olympia Energy, Inc., Class A                                                    CAD               537,000              247,068
Paragon Petroleum Corporation                                                    CAD                95,600              223,413
Place Resources Corporation                                                      CAD               294,200              431,857
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,234,909
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 3.6%
3-D Geophysical, Inc.                                                                               14,000              126,000
Computalog, Ltd.                                                                 CAD                68,400              749,288
DI Industries, Inc.                                                                                 60,400              169,875
DSI Industries, Inc.                                                                               102,500               54,453

Grant Geophysical, Inc.                                                                            205,000               19,219
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,118,835
-------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.9%
Stake Technology, Ltd.                                                                             225,000              267,188
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        267,188
-------------------------------------------------------------------------------------------------------------------------------
FOOD SERVICE - 5.5%
ABR Holdings, Ltd.(1)                                                            SGD               250,000              287,644
New World Coffee, Inc.                                                                             297,500              706,563
New York Bagel Enterprises                                                                          38,000              232,750
Taco Cabana, Inc., Class A                                                                          68,700              506,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,733,620
-------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 2.8%
Sino-Forest Corporation, Class A                                                 CAD               689,500              624,392
Sino-Forest Corporation, Class A, Restricted(3),(7)                              CAD               300,000              244,505
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        868,897
-------------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 4.5%
Bakyrchik Gold PLC                                                               GBP                50,000              208,155
Brazilian Resources, Inc.                                                        CAD                91,828               26,825
Emperor Mines, Ltd.                                                              AUD               151,000              294,055
First Dynasty Mines, Ltd., Restricted(3)(7)                                      CAD               100,000              242,825
General Gold Resources NL(1)                                                     AUD               490,220              175,343
Ghana Gold Mines, Ltd.                                                           AUD               337,500               53,652
Guyanor Ressources, S.A., Class B                                                CAD                49,900              337,088
Solomon Resources, Ltd.                                                          CAD                75,000               76,134
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,414,077
-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.4%
Mobile Mini, Inc.                                                                                   36,100              112,813
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        112,813
-------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                9


DECEMBER 31, 1996                                                   FOREIGN CURRENCY(2)             SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------------------

MEDIA - 2.2%
Valuevision International, Inc.                                                                    131,000           $  704,125
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        704,125
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 1.5%
In Home Health, Inc.                                                                               250,000              484,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        484,375
-------------------------------------------------------------------------------------------------------------------------------
OTHER BASE METALS - 1.1%
Farallon Resources, Ltd.                                                         CAD                20,000              233,696
NDU Resources, Ltd.                                                              CAD                30,000               30,673
NDU Resources, Ltd., Restricted(3)(7)                                            CAD                75,000               72,847
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        337,216
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
PT Bayer Indonesia, Foreign(1)(6)                                                IDR                40,000               36,410
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         36,410
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.8%
Catellus Development Corporation                                                                    76,700              872,463
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        872,463
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY PAPER - 3.8%
Climax International Company(1)                                                  HKD             3,770,400              487,478
Geographics, Inc.                                                                                  140,000              717,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,204,978
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 6.7%
Paul Harris Stores, Inc.                                                                            87,500            1,553,125
Service Merchandise Company                                                                         40,000              170,000
Video Update, Inc., Class A                                                                        100,000              393,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,116,875
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES - 1.0%
PT Apac Centertex Corporation, Foreign(1)(6)                                     IDR               962,000              325,826
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        325,826
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT /SERVICES - 5.4%
China Yuchai International, Ltd.(1)                                                                129,600              615,600
PT Steady Safe Transportation Services, Foreign(1)(6)                            IDR               854,833            1,094,779
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,710,379
-------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 71.0% (Cost $21,885,949)                                                                        22,321,178
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK
Energy - 2.2%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A(1)                                                    108,338              690,650
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        690,650
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.4%
Tyco Toys Inc., 8.25%, Expires 7/1/00, Series C(1)                                                  43,800              443,475
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        443,475
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK - 3.6% (COST $701,924)                                                              1,134,125
-------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                   FOREIGN CURRENCY(2)             SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------------------

WARRANTS
-------------------------------------------------------------------------------------------------------------------------------
Brazilian Resources, Inc., 1/2 Warrants, Strike CAD 0.50,
 Expire 3/4/99(3)(4)(7)                                                          CAD                45,914             $  9,818
Calahoo Petroleum, Ltd., 3/4 Warrants, Strike CAD 0.65,
 Expire 6/28/97(3)(4)                                                            CAD               292,500               68,496
Farallon Resources, Ltd., Warrants, Strike CAD 6.25,
 Expire 8/30/97(3)(4)                                                            CAD                20,000              146,192
First Dynasty Mines, Ltd., Warrants, Strike CAD 4.50,
 Expire 3/13/97(3)(4)(7)                                                         CAD               100,000                8,978
Help At Home, Inc., Warrants, Strike $6.00, Expire 12/5/00(4)                                      267,000              392,156
InfoNow Corporation, 1/2 Warrants, Strike $1.40,
 Expire 5/20/98(3)(4)(7)                                                                           214,286              126,437
NDU Resources, Ltd., 1/2 Warrants, Strike CAD 2.31,
 Expire 5/17/98(3)(4)(7)                                                         CAD                75,000               29,860
PT Apac Centertex Corporation Warrants, Strike IDR 1000,
 Expire 1/16/97(4)                                                               IDR               150,000                7,938
Solomon Resources Ltd., 1/2 Warrants, Strike CAD 1.05,
 Expire 1/3/98(3)(4)                                                             CAD                75,000               19,381
-------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 2.6% (Cost $784,352)                                                                                   809,256

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 77.2% (Cost $23,372,225)                                                                         24,264,559
-------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                    185,971
Czech Koruna                                                                                                            148,903
Hong Kong Dollars                                                                                                             3
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value $1,999,555(collateralized by
     $1,565,000 par value U.S. Treasury Bond, 9.25%, due 2/15/16)                                                     1,999,000
Federal National Mortgage Association, 5.50%, due 1/8/97,
  $4,700,000 par value                                                                                                4,694,974
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 22.3%                                                                               7,028,851
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.5%                                                                                                147,271
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                         $  31,440,681


(1)  Income-producing security.

(2) Foreign-denominated security; AUD - Australian Dollar, CAD - Canadian Dollar, GBP - British Pound, HKD - Hong Kong Dollar, IDR - Indonesian Rupiah, PKR - Pakistani Rupee, SGD - Singapore Dollar.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4)  See 4.d. in Notes to Financial Statements.

(5) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(6)  Shares registered for foreign investors.

(7)  Restricted security. See 4.c. in Notes to Financial Statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $23,372,225)                                                                       $  24,264,559
Cash and cash equivalents                                                                                           7,028,851
Receivable for investments sold                                                                                        52,500
Receivable for fund shares subscribed                                                                                 283,511
Dividend/interest receivable                                                                                           28,057
Organization cost                                                                                                      15,713
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       31,673,191

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                                      128,186
Payable for fund shares redeemed                                                                                       77,524
Payable to adviser                                                                                                     26,800
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     232,510

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                   31,440,681

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    30,330,116
Accumulated net realized gain from investments                                                                        217,687
Net unrealized appreciation on investments                                                                            892,878

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                $  31,440,681
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                                   $  13.52
    Net Asset Value, offering and redemption price per share
    (Net assets of $31,440,681 applicable to 2,325,797 shares
    of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                          $   166,259
Dividends (net of foreign tax withheld of $5,162)                                                                      83,431
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               249,690

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              195,547
Custodian and transfer agent fees                                                                                     138,322
Professional fees                                                                                                      84,273
Shareholder reports                                                                                                    40,875
Administrative services fee                                                                                            48,887
Distribution fees                                                                                                      48,887
Registration and filing fees                                                                                           32,568
Trustees' fees and expenses                                                                                            22,326
Organization expense                                                                                                    3,850
Insurance fees                                                                                                            374
TOTAL EXPENSES                                                                                                        615,909

-----------------------------------------------------------------------------------------------------------------------------
LESS: EXPENSE WAIVER BY ADVISER                                                                                      (234,614)

TOTAL EXPENSES, NET                                                                                                   381,295
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (131,605)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                      349,292
Net change in unrealized appreciation on investments                                                                  872,069
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  1,221,361

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $ 1,089,756
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                                 12/31/96            12/31/95(1)
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                                 $   (131,605)       $      1,858
Net realized gain on investments                                                                  349,292                -
Net change in unrealized appreciation on investments                                              872,069              20,809
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            1,089,756              22,667

--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
Net investment income                                                                              (2,077)                  -
Realized gain on investments                                                                            -                   -
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                (2,077)                  -


--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           28,709,614           1,620,721
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               28,709,614           1,620,721

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   29,797,293           1,643,388
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                                                             1,643,388                   0
End of period                                                                                $ 31,440,681        $  1,643,388
--------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on November 15, 1995.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                   FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                         YEAR ENDED        PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                            12/31/96            12/31/95(1)(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                        $       10.45        $      10.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                                        (0.09)               0.03
Net realized gain and net change in unrealized
     appreciation on investments                                                                     3.17                0.42
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 3.08                0.45

--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                            (0.01)                  -
Distributions from realized gain on investments                                                         -                   -

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                              $       13.52        $      10.45
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        29.39%               4.50%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                   $  31,440,681        $  1,643,388
Ratio of Expenses to Average Net Assets                                                              1.94%(2)            1.91%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets                                         (0.67)%(2)           2.06%(2)
Portfolio Turnover Rate                                                                                66%                  0%
Average Commission Rate Paid(4)                                                                 $  0.0134                   -
--------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and the period ended December 31, 1995, would have been 3.14% and 9.04%, respectively, and the ratio of net investment loss to average net assets would have been (1.87)% and (5.07)%, respectively.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1996, 94.6% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1996, 5.4% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterpart to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d. SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

h. CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996 and for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 12/31/96                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                       4,496,553       $  59,273,573
Shares reinvested                                       150               2,030
-------------------------------------------------------------------------------
                                                  4,496,703          59,275,603

-------------------------------------------------------------------------------
Shares redeemed                                  (2,328,173)        (30,565,989)

-------------------------------------------------------------------------------
Net increase                                      2,168,530       $  28,709,614
-------------------------------------------------------------------------------


11/15/95 - 12/31/95                                  SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                         164,230        $  1,691,739
Shares reinvested                                         -                   -
-------------------------------------------------------------------------------
                                                    164,230           1,691,739

-------------------------------------------------------------------------------
Shares redeemed                                      (6,963)            (71,018)
-------------------------------------------------------------------------------

Net increase                                        157,267        $  1,620,721
-------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson Stephens Investment Management, LP ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $195,547 and $48,887, respectively. RSIM has voluntarily agreed to waive any annual operating expenses exceeding an annual expense ratio of 1.95%. For the year ended December 31, 1996, the Adviser agreed to waive $234,614 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund for the year ended December 31, 1996.

b. AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d. DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, RS & Co. agreed to waive distribution fees worth $48,887.

e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwriting in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions $2,087 to RS & Co., which represented 1.6% of total commissions paid during the year.

NOTE 4    INVESTMENTS:

a. TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $23,438,888. Accumulated net unrealized appreciation on investments was $825,671, consisting of gross unrealized appreciation and depreciation of $4,485,761 and $(3,629,617), respectively.

b. INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $32,899,602 and $10,338,754, respectively.

c. RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $1,076,788, which represented 3.4% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                             SHARES           COST          VALUE    ACQUISITION
SECURITY                      (000)          (000)          (000)           DATE
--------------------------------------------------------------------------------
Brazilian Resources,
   Inc., 1/2 Warrants            46        $    14        $     9        3/01/96

First Dynasty Mines, Ltd.       100            246            243        9/13/96

First Dynasty Mines,
   Ltd., Warrants               100             64              9        9/13/96

InfoNow Corporation             214            203            342       11/20/96

InfoNow Corporation,
   1/2 Warrants                 214             97            126       11/20/96

NDU Resources, Ltd.              75             87             73        5/16/96

NDU Resources, Ltd.,
   Warrants                      75             23             30        5/16/96

Sino-Forest Corp., Class A      300            275            245       10/02/96
--------------------------------------------------------------------------------
                                           $ 1,009        $ 1,077
--------------------------------------------------------------------------------

d. OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

e. FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1996, the Fund had its largest concentrated foreign investments, worth 18.3% of the Fund's total assets, in Canada.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Robertson Stephens Global Low-Priced Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                    FOREIGN CURRENCY(4)           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
Aluminum - 4.2%
Alumax, Inc.                                                                                       32,100      $    1,071,338
Kaiser Aluminum Corporation                                                                       107,300           1,247,363
MAXXAM, Inc.                                                                                       58,600           2,790,825
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,109,526
-----------------------------------------------------------------------------------------------------------------------------
COPPER/MINING - 0.9%
Indochina Goldfields, Ltd.                                                        CAD              93,000           1,093,478
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,093,478
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 38.2%
Abacan Corporation                                                                CAD             200,000           1,723,508
Abacan Corporation                                                                                 70,000             608,125
Alberta Energy Company, Ltd.(1)                                                   CAD              23,400             558,811
Alberta Energy Company, Ltd.(1)                                                                    13,000             312,000
Anderson Exploration, Ltd.                                                        CAD             357,000           4,614,694
Aztec Resources, Ltd.                                                             CAD             411,500             841,452
Basin Exploration, Inc.                                                                            82,500             515,625
Beau Canada Exploration, Ltd.                                                     CAD             509,600             893,186
BlackRock Ventures, Inc.                                                          CAD             163,000              84,518
Burner Exploration, Ltd.                                                          CAD             473,038             570,009
Calahoo Petroleum, Ltd.                                                           CAD           1,893,800           1,175,586
Canadian Conquest Exploration, Inc.                                               CAD             721,600           1,291,112
Discovery West Corporation                                                        CAD             147,000             257,650
Encal Energy, Ltd.                                                                CAD             619,100           1,939,633
Eurogas Corporation                                                               CAD             550,514             502,551
HCO Energy, Ltd.                                                                  CAD             119,200             134,930
Murphy Oil Corporation(1)                                                                          51,529           2,774,563
Noble Affiliates, Inc.(1)                                                                           4,000             191,500
Oiltec Resources, Ltd., Restricted(1)(3)(6)                                       CAD            865,000             994,943
Olympia Energy, Inc., Class A                                                     CAD             465,000             213,941
Pan East Petroleum Corporation                                                    CAD             540,700           1,934,879
Paragon Petroleum, Ltd.                                                           CAD             294,300             687,768
Petro-Canada Installment Receipts                                                 CAD             177,800           1,954,203
Petroleum Securities Australia, Ltd.                                              AUD             143,952             632,743
Petroleum Securities Australia, Ltd., ADR(2)                                                       64,000           1,456,000
Place Resources Corporation, Class A                                              CAD             606,200             889,843
Remington Energy, Ltd.                                                            CAD              44,800             458,044
Tarragon Oil & Gas, Ltd.                                                          CAD             100,000           1,095,450
Titan Exploration, Inc.                                                                            84,000           1,008,000
Ulster Petroleums, Ltd.                                                           CAD             338,900           2,375,988


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                    FOREIGN CURRENCY(4)           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ENERGY - CONTINUED
Union Pacific Resources Group, Inc.(1)                                                            130,000      $    3,802,500
United Meridian Corporation                                                                        87,000           4,502,250
Vastar Resources, Inc.(1)                                                                         131,000           4,978,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   45,974,005
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 10.4%
3DX Technologies, Inc.                                                                            100,000           1,100,000
Computalog, Ltd.                                                                  CAD             197,000           2,158,037
Dailey Petroleum Services Corporation                                                             250,000           2,625,000
Dreco Energy Services, Ltd., Class A, Restricted(3)(6)                            CAD              28,000             991,697
Enerflex Systems, Ltd.(1)                                                         CAD              33,700             824,472
NGC Corporation(1)                                                                                 55,000           1,278,750
Tejas Gas Corporation                                                                               4,400             209,550
USX Delhi Group(1)                                                                                130,900           2,078,038
Western Gas Resources, Inc.(1)                                                                     68,000           1,309,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,574,544
-----------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 11.8%
Barrick Gold Corporation(1)                                                                        17,000             488,750
Cambiex Exploration, Inc.                                                         CAD             781,500             656,339
Consolidated Mining Corporation, Ltd.(1)                                          ZAR           7,917,700           1,184,646
Corona Goldfields, Inc., Restricted(3)(6)                                         CAD             412,500             301,249
Eagle Mining Corporation NL                                                       AUD             195,000             424,688
Emperor Mines, Ltd., ADR(2)                                                                       128,500             250,238
Emperor Mines, Ltd.                                                               AUD             100,000             194,738
Euro-Nevada Mining Corporation, Ltd.(1)                                           CAD              26,000             776,601
Franco-Nevada Mining Corporation, Ltd.(1)                                         CAD              42,040           1,926,539
General Gold Resources NL                                                         AUD           1,268,199             453,612
Golden Star Resources, Ltd.                                                       CAD              78,000           1,028,190
Goldstream Mining NL                                                              AUD           1,000,000             580,240
Grenfell Resources NL                                                             AUD           1,492,000             877,577
Guyanor Resources, S.A., Class B                                                  CAD             114,400             772,804
Leo Shield Exploration NL                                                         AUD           1,679,671             894,507
Menzies Gold NL                                                                   AUD             492,311             223,049
Minera Andes, Inc., Restricted(3)(6)                                              CAD             317,460             452,090
Minotaur Gold NL                                                                  AUD             132,950              88,767
Normandy Mining, Ltd.(1)                                                          AUD             742,969           1,027,554
Randgold and Exploration Company, Ltd.(1)                                         ZAR             120,000             814,364
Resolute Samantha Limited Mines(1)                                                AUD             240,000             499,801
Solomon Resources, Ltd.                                                           CAD              75,000              76,134
Specialty Retail Concepts, Inc., Restricted(3)(6)                                 CAD              25,000              13,757
Tan Range Exploration Corporation                                                 CAD             490,000             286,278
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,292,512
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              11

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                    FOREIGN CURRENCY(4)           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

MINING/CONSTRUCTION EQUIPMENT - 0.5%
KCI Konecranes International Corporation                                          FIM              18,000      $      567,391
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      567,391
-----------------------------------------------------------------------------------------------------------------------------
OTHER BASE METALS - 3.7%
Amarc Resources, Ltd.                                                             CAD             112,000             237,202
Amarc Resources, Ltd., Restricted(3)(6)                                           CAD              65,000              96,363
Anooraq Resources Corporation                                                     CAD             120,000             262,908
Anooraq Resources Corporation, Restricted(3)(6)                                   CAD              65,000             128,168
Farallon Resources, Ltd.                                                          CAD             270,800           3,164,245
NDU Resources, Ltd., Restricted(3)(6)                                             CAD              75,000              72,848
Valerie Gold Resources, Ltd.                                                      CAD              82,000             476,083
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,437,817
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.4%
Catellus Development Corporation                                                                  148,000           1,683,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,683,500
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 6.3%
Cabot Corporation(1)                                                                               70,000           1,758,750
NL Industries, Inc.(1)                                                                            103,300           1,123,388
W. R. Grace & Company(1)                                                                           90,000           4,657,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,539,638
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 1.3%
Steel Dynamics, Inc.                                                                               80,000           1,530,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,530,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 78.7% (COST: $83,127,957)                                                                     94,802,411
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                      PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------------------------
Randgold and Exploration Company, Ltd., 7.00%, Due 10/3/01(1)                              $      750,000             750,000
-----------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds - 0.6% (Cost: $750,000)                                                                       750,000


                                                                                                 WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------

Amarc Resources, Ltd., Warrants, Strike CAD 2.05,
  Expire 7/16/97(3)(5)(6)                                                         CAD              65,000              37,230
Anooraq Resources Corporation, Ltd., Warrants, Strike CAD 2.07,
  Expire 9/12/97(3)(5)(6)                                                         CAD              65,000              53,225
Brazilian Resources, Inc., 1/2 Warrants, Strike CAD 0.50,
  Expire 3/4/99(3)(5)                                                             CAD              61,218              13,091
Calahoo Petroleum, Ltd., 3/4 Warrants, Strike CAD 0.65,
  Expire 6/28/97(3)(5)                                                            CAD           1,327,500             310,866
Farallon Resources, Ltd., Warrants, Strike CAD 6.25,
  Expire 5/7/97(3)(5)                                                             CAD              45,000             328,933


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12


DECEMBER 31, 1996                                                    FOREIGN CURRENCY(4)         WARRANTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------

WARRANTS - CONTINUED
Minera Andes, Inc., 1/2 Warrants, Strike CAD 2.50,
  Expire 12/12/97(3)(5)(6)                                                        CAD             317,460      $       80,240
NDU Resources, Ltd., Warrants, Strike CAD 2.31,
  Expire 5/17/98(3)(5)(6)                                                         CAD              75,000              29,860
Oiltec Resources, Ltd., Warrants, Strike CAD 1.75,
  Expire 2/18/97(3)(5)(6)                                                         CAD             865,000             193,513
Solomon Resources, Ltd., 1/2 Warrants, Strike CAD 1.05,
  Expire 1/3/98(3)(5)                                                             CAD              75,000              19,381
Specialty Retail Concepts, Inc., Warrants, Strike CAD 2.00,
  Expire 12/15/97(3)(5)(6)                                                        CAD             116,667             170,404
Valerie Gold Resources, Ltd., 1/2 Warrants, Strike CAD 20.00,
  Expire 12/27/97(3)(5)                                                           CAD               3,500               1,981
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.0% (COST: $737,093)                                                                              1,238,724


                                                                                                  OPTIONS
-----------------------------------------------------------------------------------------------------------------------------

OPTIONS
-----------------------------------------------------------------------------------------------------------------------------
Menzies Gold NL, Strike AUD 1.00, Expires 4/30/98(3)                                               57,437               2,376
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 0.0% (Cost: $14,178)                                                                                    2,376

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 80.3% (COST: $84,629,228)                                                                      96,793,511
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  107,919
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value $19,735,481 (collateralized by $15,425,000 par value
     U.S. Treasury Notes, 9.25%, due 2/15/16)                                                                      19,730,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 16.5%                                                                            19,837,919

-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 3.2%                                                                                            3,889,535
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  120,520,965
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  ADR - American Depository Receipt.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4) Foreign-denominated security; AUD - Australian Dollar, CAD - Canadian Dollar, FIM - Finnish Markka, ZAR - South African Rand.

(5)  See 4.e. in Notes to Financial Statements.

(6)  Restricted Security. See 4.d. in Notes to Financial Statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $84,629,228)                                                                      $   96,793,511
Cash and cash equivalents                                                                                          19,837,919
Receivable for investments sold                                                                                       413,118
Receivable for fund shares subscribed                                                                               6,935,191
Dividend/interest receivable                                                                                           33,399
Organization cost                                                                                                      26,368

-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      124,039,506

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                     458,597
Payable for fund shares redeemed                                                                                    2,806,476
Payable to adviser                                                                                                    117,134
Accrued expenses                                                                                                      112,420
Payable to distributor                                                                                                 23,914
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   3,518,541

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  120,520,965
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   108,238,480
Accumulated net realized gain on investments                                                                          118,292
Net unrealized appreciation on investments                                                                         12,164,193
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  120,520,965
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        14.29
     Net Asset Value, offering and redemption price per share
     (Net assets of $120,520,965 applicable to 8,435,747 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $      559,075
Dividends (net of foreign tax withheld of $5,285)                                                                     174,755
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               733,830

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              487,594
Custodian and transfer agent fees                                                                                     140,542
Administrative services fee                                                                                           121,899
Distribution fees                                                                                                     121,899
Professional fees                                                                                                      76,148
Shareholder reports                                                                                                    59,000
Registration and filing fees                                                                                           24,768
Trustees' fees and expenses                                                                                            22,326
Organization expense                                                                                                    6,533
Insurance fees                                                                                                            259
Interest expense                                                                                                           22
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                      1,060,990
Less: Expense waiver by adviser                                                                                      (107,877)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   953,113

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (219,283)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                      337,575
Net change in unrealized appreciation on investments                                                               12,158,103
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 12,495,678

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $   12,276,395
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                                 12/31/96          12/31/95(1)
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                               $     (219,283)   $            906
Net realized gain on investments                                                                  337,575                   -
Net change in unrealized appreciation on investments                                           12,158,103               6,090
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           12,276,395               6,996

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                (823)                  -
Realized gain on investments                                                                            -                   -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                  (823)                  -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                          107,453,649             784,748
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              107,453,649             784,748

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  119,729,221             791,744
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               791,744                   0
End of period                                                                              $  120,520,965      $      791,744
-----------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on November 15, 1995.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                  FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                        YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                          12/31/96            12/31/95(1)(3)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        10.12    $          10.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                                        (0.06)               0.02
Net realized gain and change in unrealized appreciation on investments                               4.24                0.10
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 4.18                0.12

-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                            (0.01)                  -
Distributions from realized gain on investments                                                         -                   -
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        14.29      $        10.12
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        41.21%               1.20%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $  120,520,965      $      791,744
Ratio of Expenses to Average Net Assets                                                              1.94%(2)            2.60%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets                                        (0.45)%(2)            1.84%(2)
Portfolio Turnover Rate                                                                                82%                  0%
Average Commission Rate Paid(4)                                                                      0.0148                   -
-----------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, would have been 2.16% and 14.25%, respectively, and the ratio of net investment loss to average net assets would have been (0.67)% and (9.81)%, respectively.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Natural Resources Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1996, 95.6% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1996, 4.4% of the Fund's positions were valued using these guidelines and procedures.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the col lateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

h.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2

CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     14,550,350      $  190,686,335
Shares reinvested                                       54                 762
------------------------------------------------------------------------------
                                                14,550,404         190,687,097

------------------------------------------------------------------------------
Shares redeemed                                 (6,192,868)        (83,233,448)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                     8,357,536      $  107,453,649
------------------------------------------------------------------------------

11/15/95 - 12/31/95                                 SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                         79,226      $      794,930
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                    79,226             794,930

------------------------------------------------------------------------------
Shares redeemed                                     (1,015)            (10,182)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                        78,211      $      784,748
------------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $487,594 and $121,899, respectively. RSIM has voluntarily agreed to waive annual operating expenses exceeding an annual expense ratio of 1.95%. For the year ended December 31, 1996, the Adviser agreed to waive $107,877 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the period ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $121,899.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $2,302 to RS & Co., which represented 0.6% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $84,629,228. Accumulated net unrealized appreciation on investments was $12,164,283, consisting of gross unrealized appreciation and depreciation of $13,808,957 and $(1,644,674), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $115,735,192 and $31,857,121, respectively.

c.   FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

d.   RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $3,615,587, which represented 2.9% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                     SHARES      COST     VALUE    ACQUISITION
SECURITY                               (000)     (000)     (000)          DATE
------------------------------------------------------------------------------
Amarc Resources, Ltd.                    65       $72       $96        7/17/96

Amarc Resources, Ltd. Warrants           65        25        37        7/17/96

Anooraq Resources Corporation            65        64       128        9/11/96

Anooraq Resources Corporation
    Warrants                             65        34        53        9/11/96

Corona Goldfields, Inc.                 413       300       301        6/18/96

Dreco Energy Services, Ltd.              28       961       992       12/12/96

Minera Andes, Inc.                      317       423       452       12/12/96

Minera Andes, Inc. Warrants             317        67        80       12/12/96

NDU Resources, Ltd.                      75        87        73        5/16/96

NDU Resources, Ltd. Warrants             75        23        30        5/16/96

Oiltec Resources, Ltd.                  865       711       995       11/13/96

Oiltec Resources, Ltd.
    Warrants                            865       194       194       11/13/96

Specialty Retail Concepts, Inc.          25        14        14       11/25/96

Specialty Retail Concepts, Inc.
    Warrants                            117       172       171       12/13/96
------------------------------------------------------------------------------
                                               $3,147    $3,616
------------------------------------------------------------------------------


e.   OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Robertson Stephens Global Natural Resources Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Natural Resources Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 5.8%
Bank United Corporation, Class A(1)                                                                40,000        $  1,070,000
Collective Bancorp, Inc.                                                                           80,000           2,810,000
Commercial Federal Corporation                                                                     65,000           3,120,000
Corestates Financial Corporation                                                                   60,000           3,112,500
Firstar Corporation                                                                                65,000           3,412,500
Glendale Federal Bank, FSB(1)                                                                      80,000           1,860,000
Great Western Financial Corporation                                                                85,000           2,465,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   17,850,000
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
FemRx, Inc.(1)                                                                                    174,000             783,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      783,000
-----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.7%
Royal Plastics Group, Ltd.(1),(2)                                                                 125,000           2,314,138
Texas Industries, Inc.                                                                             60,000           3,037,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,351,638
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.6%
National Education Corporation(1)                                                                 230,000           3,507,500
U-Ship, Inc.(1)                                                                                   250,000             781,250
Wallace Computer Services, Inc.                                                                   105,000           3,622,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,911,250
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 3.9%
Brown Group, Inc.                                                                                 110,000           2,021,250
Regis Corporation                                                                                 130,000           2,112,500
Saks Holdings, Inc.(1)                                                                             35,000             945,000
SkyMall, Inc.(1)                                                                                   49,000             434,875
Sport-Haley, Inc.(1)                                                                              250,000           3,140,625
Vans, Inc.(1)                                                                                     280,000           3,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,154,250
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.7%
ADT, Ltd.(1)                                                                                      155,000           3,545,625
Western Staff Services, Inc.(1)                                                                   180,000           1,642,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,188,125
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 4.5%
Compaq Computer Corporation(1)                                                                     47,000           3,489,750
Dell Computer Corporation(1)                                                                       45,000           2,390,625
Read-Rite Corporation(1)                                                                           90,000           2,272,500
Scientific Games Holdings Corporation(1)                                                          150,000           4,012,500
Sequent Computer Systems, Inc.(1)                                                                 100,000           1,775,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,940,375
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 2.7%
BMC Software, Inc.(1)                                                                             100,000        $  4,137,500
Dynamic Healthcare Technologies, Inc.(1)                                                          257,500           1,223,125
Intergraph Corporation(1)                                                                         125,000           1,281,250
Midway Games, Inc.(1)                                                                              85,000           1,721,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,363,125
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.1%
Autodesk, Inc.                                                                                    100,000           2,800,000
Compuware Corporation(1)                                                                           75,000           3,759,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,559,375
-----------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 2.7%
Cabletron Systems, Inc.(1)                                                                        110,000           3,657,500
Digi International, Inc.(1)                                                                       156,000           1,482,000
FORE Systems, Inc.(1)                                                                              57,500           1,890,312
Sync Research, Inc.(1)                                                                             95,000           1,306,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,336,062
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.6%
Affiliated Computer Services, Inc., Class A(1)                                                    107,000           3,183,250
Equifax, Inc.                                                                                      60,000           1,837,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,020,750
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.5%
American Power Conversion Corporation(1)                                                          185,000           5,041,250
Harman International Industries, Inc.                                                              47,500           2,642,187
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,683,437
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 4.3%
Consolidated Natural Gas Company                                                                   60,000           3,315,000
Costilla Energy, Inc.(1)                                                                          134,000           1,825,750
El Paso Natural Gas Company                                                                        70,000           3,535,000
Gulf Canada Resources, Ltd.(1)                                                                    165,000           1,216,875
Questar Corporation                                                                                90,000           3,307,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,200,125
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 4.2%
BJ Services Company(1)                                                                             43,600           2,223,600
Drilex International, Inc.(1)                                                                     138,000           1,656,000
National-Oilwell, Inc.(1)                                                                           9,000             276,750
Smith International, Inc.(1)                                                                      100,000           4,487,500
Tuboscope Vetco International Corporation(1)                                                       20,000             310,000
Varco International, Inc.(1)                                                                      105,000           2,428,125
Veritas DGC, Inc.(1)                                                                               90,000           1,665,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,046,975
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.8%
Hollywood Entertainment Corporation(1)                                                            130,000           2,405,000
International Game Technology, Inc.(1)                                                            100,000           1,825,000
Sodak Gaming, Inc.(1)                                                                              92,500           1,422,187
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,652,187
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              13

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 2.1%
Philip Environmental, Inc.(1)                                                                     250,000        $  3,625,000
Tetra Technologies, Inc.(1)                                                                       120,000           3,030,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,655,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.7%
American Express Company                                                                           55,000           3,107,500
Conseco, Inc.                                                                                      55,000           3,506,250
Federal National Mortgage Association                                                              75,000           2,793,750
Matrix Capital Corporation(1)                                                                     120,000           1,905,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   11,312,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMO - 0.6%
Diagnostic Health Services, Inc.(1)                                                               220,000           1,760,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,760,000
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
Everest Reinsurance Holdings, Inc.                                                                 85,000           2,443,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,443,750
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.7%
Breed Technologies, Inc.                                                                          100,000           2,600,000
Cavalier Homes, Inc.                                                                               95,000           1,092,500
Coachmen Industries, Inc.                                                                         139,200           3,949,800
Furniture Brands International, Inc.(1)                                                           250,000           3,500,000
Skyline Corporation                                                                               140,000           3,465,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,607,300
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.7%
Liberty Media Corporation, Grade A(1)                                                             105,000           2,999,062
Lin Television Corporation(1)                                                                      42,000           1,774,500
Univision Communications, Inc., Class A(1)                                                         17,000             629,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,402,562
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.5%
Meridian Diagnostics, Inc.                                                                        155,000           2,015,000
Novoste Corporation(1)                                                                            185,000           2,451,250
Ventritex, Inc.(1)                                                                                130,000           3,201,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,667,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 1.1%
Biosource International, Inc.(1)                                                                  195,000           1,340,625
PLC Systems, Inc.(1)                                                                               60,000           1,350,000
SeaMED Corporation(1)                                                                              75,000             815,625

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,506,250
-----------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES/PARTS SUPPLIERS - 0.8%
Boyds Wheels, Inc.(1)                                                                             170,000           2,380,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,380,000
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


14


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

NETWORK SYSTEMS - 2.5%
3Com Corporation(1)                                                                                40,000        $  2,935,000
Newbridge Networks Corporation(1)                                                                  85,000           2,401,250
Storage Technology Corporation(1)                                                                  50,000           2,381,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,717,500
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 4.9%
Diamond Offshore Drilling, Inc.(1)                                                                 50,000           2,850,000
ENSCO International, Inc.(1)                                                                        5,000             242,500
Marine Drilling Companies, Inc.(1)                                                                150,000           2,953,125
Noble Drilling Corporation(1)                                                                     230,000           4,571,250
Precision Drilling Corporation(1)                                                                  43,500           1,511,625
Transocean Offshore, Inc.                                                                          50,000           3,131,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,259,750
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
Cardinal Health, Inc.                                                                              67,500           3,931,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,931,875
-----------------------------------------------------------------------------------------------------------------------------
R.E.I.T. - 4.7%
Ambassador Apartments, Inc.(1)                                                                     77,500           1,830,937
Bedford Property Investors, Inc.                                                                   90,000           1,575,000
Crescent Real Estate Equities Trust                                                                50,000           2,637,500
Health and Retirement Property Trust                                                              105,000           2,034,375
JP Realty, Inc.                                                                                   110,000           2,846,250
Simon DeBartolo Group, Inc.                                                                        60,000           1,860,000
Walden Residential Properties, Inc.                                                                70,000           1,741,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,525,312
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.2%
Cypress Semiconductor Corporation(1)                                                              130,000           1,836,250
Motorola, Inc.                                                                                     54,500           3,344,937
Texas Instruments, Inc.                                                                            72,500           4,621,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,803,062
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
Monsanto Company                                                                                   90,000           3,498,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,498,750
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 1.5%
Fisher Scientific International, Inc.                                                             100,000           4,712,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,712,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.1%
Comsat Corporation                                                                                145,000           3,570,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,570,625
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
Airborne Freight Corporation                                                                        3,700              86,487
Genesee & Wyoming, Inc., Class A(1)                                                               100,000           3,475,000
Hvide Marine, Inc., Class A(1)                                                                    170,000           3,697,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,258,987
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              15

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.5%
Houston Industries, Inc.                                                                          100,000        $  2,262,500
US West Communications Group                                                                       75,000           2,418,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,681,250
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 84.5% (Cost: $224,972,769)                                                                  261,735,147
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 0.3%
The Sakura Bank, Ltd., 7.50%, Expires 10/1/01, 144A(3),(4)                                             18             954,795
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      954,795
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.0%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A                                                      489,981           3,123,629
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,123,629
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.7%
Westinghouse Electric Corporation, $1.30, Expires 6/1/97, Series C(3)                               125,000         2,218,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,218,750
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.0%
Crown Cork & Seal Company, Inc., 4.50%, Expires 2/26/00                                            70,000           3,640,000
Timet Capital Trust, 6.625%, Expires 11/1/26, 144A(3),(4)                                          45,000           2,446,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,086,875
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.0%
Tyco Toys Inc., 8.25%, Expires 7/1/00, Series C                                                   300,000           3,037,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,037,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.4%
Loral Space & Communications, 6.00%, Expires 11/1/06, 144A(3),(4)                                  23,600           1,333,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,333,400
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
Trans World Airlines, Inc., 8.00%, Expires 12/31/49, 144A(3),(4)                                   85,000           2,125,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,125,000
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
CalEnergy Capital Trust, 6.25%, Expires 3/10/16, 144A(3),(4)                                       30,000           1,893,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,893,750
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 6.7% (Cost: $18,632,844)                                                      20,773,699
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
Glendale Federal Bank, FSB, Warrants, Strike $12.00, Expires 8/21/00(5)                            80,000           1,020,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.3% (Cost $859,953)                                                                               1,020,000
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


16


DECEMBER 31, 1996                                                                               CONTRACTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------
S&P INDEX PUT OPTIONS
March 97 730                                                                                          100          $  175,000
March 97 750                                                                                          100             241,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      416,250
-----------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 0.1% (Cost: 413,100)                                                                              416,250


                                                                                                      PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------------------------

CLOTHING/RETAIL - 0.2%
Charming Shoppes, Inc., 7.5%, Due 7/15/06(3)                                                      500,000             497,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      497,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 0.3%
AST Research, Inc., Due 12/14/13(3)                                                             3,000,000             960,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      960,000
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.7%
Platinum Technology, Inc., 6.75%, Due 11/15/01(3)                                                 700,000             852,250
Softkey International, Inc., 5.50%, Due 11/1/00, 144A(3),(4)                                    1,750,000           1,454,687
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,306,937
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 0.2%
Sports and Recreation, Inc., 4.25%, Due 11/1/00(3)                                              1,000,000             745,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      745,000
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.7%
Molten Metal Technology, Inc., 5.50%, Due 5/1/06, 144A(3),(4)                                   3,000,000           2,055,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,055,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 0.4%
Healthsource, Inc., 5.00%, Due 3/1/03, 144A(3),(4)                                              1,750,000           1,395,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,395,625
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.6%
Empresas ICA Sociedad, 5.00%, Due 3/15/04(3)                                                    2,500,000           1,737,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,737,500
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY/GENERAL INDUSTRIAL - 0.2%
Robbins & Myers, Inc., 6.50%, Due 9/1/03(3)                                                       500,000             565,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      565,000
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
Mascotech, Inc., 4.50%, Due 12/15/03                                                            2,000,000           1,640,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,640,000
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 0.4%
Renal Treatment Centers, Inc., 5.625%, Due 7/15/06, 144A(3),(4)                                 1,250,000           1,206,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,206,250
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              17

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                     PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------

MEDICAL SUPPLIES - 0.4%
Rotech Medical Corporation, 5.25%, Due 6/1/03, 144A(3),(4)                                      1,250,000        $  1,240,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,240,625
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS SERVICES - 0.3%
Pride Petroleum Services, Inc., 6.25%, Due 2/15/06                                                500,000             905,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      905,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
Midcom Communications, 8.25%, Due 9/15/03, 144A(3),(4)                                          2,000,000           1,840,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,840,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.5%
Broadband Technologies, Inc., 5.00%, Due 5/15/01, 144A(3),(4)                                   2,000,000           1,540,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,540,000
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.6%
Offshore Logistics, Inc., 6.00%, Due 12/15/03(3)                                                1,800,000           1,890,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,890,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 6.6% (Cost: $21,357,527)                                                                 20,524,437

-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIP, Due 11/15/24                                                               9,140,000           1,400,796
-----------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS - 0.5% (Cost: $1,287,020)                                                                    1,400,796

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7% (Cost: $267,523,213)                                                                    305,870,329
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH - 0.1%                                                                                                           140,905
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  383,739
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value, $2,400,667 (collateralized by
     $1,880,000 par value U.S. Treasury Notes, 9.25%, due 2/15/16)                                                  2,400,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 0.9%                                     2,783,739
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


18


DECEMBER 31, 1996                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------

RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 1.0%                                                         $  3,143,633
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (0.8)% (Proceeds: $2,497,383)                                                              (2,535,312)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.1%                                                                                              371,664
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------


(1)  Non-income-producing security.

(2)  Foreign security denominated in Canadian Dollars.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(5)  See 4.d. in Notes to Financial Statements.


SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES
AccuStaff, Inc.                                                                                    22,500          $  475,312
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS
Mylex Corporation                                                                                  40,000             500,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES
Sykes Enterprises, Inc.                                                                            27,500           1,031,250
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES
Ultrafem, Inc.                                                                                     20,000             350,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS
Quality Dining, Inc.                                                                               10,000             178,750
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (0.8)% (Proceeds: $2,497,383)                                                      $  2,535,312
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $267,523,213)                                                                     $  305,870,329
Cash                                                                                                                  140,905
Deposits with brokers and custodian bank for securities sold short                                                  2,783,739
Receivable from brokers for securities sold short                                                                   3,143,633
Receivable for investments sold                                                                                     3,484,842
Receivable for fund shares subscribed                                                                               1,088,524
Dividends/interest receivable                                                                                         551,312
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      317,063,284

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $2,497,383)                                                                        2,535,312
Payable for investments purchased                                                                                   2,276,139
Payable for fund shares redeemed                                                                                    1,084,333
Payable to custodian bank                                                                                             778,828
Payable to adviser                                                                                                    333,571
Accrued expenses                                                                                                      213,433
Payable to distributor                                                                                                 66,710
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   7,288,326

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   267,448,798
Accumulated net realized gain from investments                                                                      3,567,044
Accumulated net realized gain from securities sold short                                                              193,991
Net unrealized appreciation on investments                                                                         38,394,304
Net unrealized appreciation on securities sold short                                                                  170,821
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                                   $  13.62
     Net Asset Value, offering and redemption price per share
     (net assets of $309,774,958 applicable to 22,744,504 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividends (Net of foreign tax withheld of $3,737)                                                                $  3,086,084
Interest                                                                                                            1,572,541
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             4,658,625


-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            2,462,636
Distribution fees                                                                                                     615,659
Administrative services fee                                                                                           615,659
Custodian and transfer agent fees                                                                                     345,928
Shareholder reports                                                                                                   104,438
Professional fees                                                                                                      92,946
Registration and filing fees                                                                                           87,220
Trustees' fees and expenses                                                                                            22,326
Interest expense                                                                                                        3,883
Insurance fees                                                                                                          1,355
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      4,352,050
Less: Expense waiver by adviser                                                                                      (140,905)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                 4,211,145

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 447,480
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 14,368,389
Net realized gain from securities sold short                                                                          129,616
Net change in unrealized appreciation on investments                                                               25,033,904
Net change in unrealized appreciation on securities sold short                                                        125,009
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                       39,656,918

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  40,104,398
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                                 12/31/96            12/31/95(1)
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                               $      447,480      $       (5,124)
Net realized gain/(loss) from investments                                                      14,368,389          (3,511,975)
Net realized gain from securities sold short                                                      129,616              64,375
Net change in unrealized appreciation on investments                                           25,033,904          13,360,400
Net change in unrealized appreciation on securities sold short                                    125,009              45,812
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           40,104,398           9,953,488

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (457,356)                  -
Realized gain on investments                                                                   (7,274,370)                  -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (7,731,726)                  -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                          140,500,320         126,948,478
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              140,500,320         126,948,478

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  172,872,992         136,901,966
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           136,901,966                   0
End of period                                                                              $  309,774,958      $  136,901,966
-----------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on July 12, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                        YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                          12/31/96            12/31/95(1)(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        11.24      $        10.00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                0.02                   0
Net realized gain and net change in unrealized appreciation from investments
     and securities sold short                                                                       2.70                1.24
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 2.72                1.24

-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                            (0.02)                  -
Distributions from realized gain on investments                                                     (0.32)                  -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        13.62      $        11.24
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                       24.16%              12.40%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $  309,774,958      $  136,901,966
Ratio of Expenses to Average Net Assets                                                             1.71%(2)            1.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets                                         0.18%(2)           (0.01)%
Portfolio Turnover Rate                                                                              212%                 97%
Average Commission Rate Paid(4)                                                                 $  0.0567                   -
-----------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.

(2) If the Fund had paid all of its expenses and had received no waiver from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, would have been 1.76%, and the ratio of net investment income to average net assets would have been 0.13%.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 91% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, approximately 9% of the Fund's long positions were valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology sector. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     24,212,751        $314,442,257
Share reinvested                                   543,194           7,520,835
------------------------------------------------------------------------------
                                                24,755,945         321,963,092

------------------------------------------------------------------------------
Shares redeemed                                (14,194,773)       (181,462,772)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                    10,561,172        $140,500,320
------------------------------------------------------------------------------


7/12/95 - 12/31/95                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     14,440,164        $150,810,508
Share reinvested                                         0                   0
------------------------------------------------------------------------------
                                                14,440,164         150,810,508

------------------------------------------------------------------------------
Shares redeemed                                 (2,256,832)        (23,862,030)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                    12,183,332        $126,948,478
------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment

Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $2,462,636 and $615,659, respectively. Effective November 25, 1996, RSIM voluntarily agreed to waive expenses of the Fund exceeding an annual expense ratio of 1.30%. For the year ended December 31, 1996, the Adviser agreed to waive $140,905 of its fees.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $615,659.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $179,275 to RS & Co., which represented 14% of total commissions paid during the year.

NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments and securities sold short for federal income tax purposes was $272,293,459. Accumulated net unrealized appreciation on investments and securities sold short was $37,328,824, consisting of gross unrealized appreciation and depreciation of $49,930,256 and $(12,601,432), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $640,091,257 and $508,695,178, respectively.

c.   SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, the Fund had 1% of its total assets in short positions. For the year ended December 31, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $34,694,753 and $36,655,065, respectively.

Included in the "Other Assets, Net" category in the Schedule of Investments is the following security sold short where the Fund has purchased the underlying security to effectively close out the short position. Included in Receivable from Brokers for Securities Sold Short is $646,250 for this short position. At December 31, 1996, the cost of the associated long position and the unrealized appreciation on investments and securities sold short are $390,312 and $255,938, respectively. At December 31, 1996, the Fund chose not to complete the transactions which would have required delivery of the purchased security to the lender. The Fund does not consider this boxed position as an investment.


SECURITIES                                          SHARES               VALUE
------------------------------------------------------------------------------
Octel Communications Corporation                    25,000            $437,500
------------------------------------------------------------------------------


d.   WARRANTS:

A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Glendale Federal Bank, FSB, Warrants were valued daily at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Growth & Income Fund (the "Fund") at December 31, 1996, the results of its operations and changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.2%
Claremont Technology Group, Inc.                                                                   50,000        $  1,312,500
Technology Solutions Company                                                                       35,000           1,452,500
Vanstar Corporation                                                                                25,000             612,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,377,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 15.1%
Adaptec, Inc.                                                                                      80,000           3,200,000
Compaq Computer Corporation                                                                        50,000           3,712,500
Dell Computer Corporation                                                                         102,000           5,418,750
Gateway 2000, Inc.                                                                                 40,000           2,142,500
Seagate Technology, Inc.                                                                           40,000           1,580,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   16,053,750
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 13.4%
Arbor Software Corporation                                                                         20,000             485,000
Aurum Software, Inc.                                                                                1,400              32,375
Clarify, Inc.                                                                                      20,000             960,000
CyberMedia, Inc.                                                                                    2,600              40,950
Infinity Financial Technology, Inc.                                                                 1,600              27,600
i2 Technologies, Inc.                                                                              50,000           1,912,500
McAfee Associates, Inc.                                                                            60,000           2,640,000
Metris Companies, Inc.                                                                              2,700              64,800
PeopleSoft, Inc.                                                                                   40,000           1,917,500
Rational Software Corporation                                                                      20,000             791,250
Remedy Corporation                                                                                 54,000           2,902,500
Siebel Systems, Inc.                                                                               92,000           2,484,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,258,475
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/RETAIL DISTRIBUTION - 3.7%
CDW Computer Centers, Inc.                                                                         26,000           1,542,125
CompUSA, Inc.                                                                                     108,000           2,227,500
Ingram Micro, Inc., Class A                                                                         6,400             147,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,916,825
-----------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 4.7%
3Com Corporation                                                                                   43,500           3,191,813
Cabletron Systems, Inc.                                                                            53,000           1,762,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,954,063
-----------------------------------------------------------------------------------------------------------------------------
DESIGN/ENGINEERING - 4.8%
Cadence Design Systems, Inc.                                                                       45,000           1,788,750
Parametric Technology Corporation                                                                  47,000           2,414,625
Synopsys, Inc.                                                                                     20,000             925,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,128,375
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT PRODUCTS - 2.6%
C-Cube Microsystems, Inc.                                                                          75,000        $  2,770,313
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,770,313
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES/SYSTEMS - 5.2%
Access Health, Inc.                                                                                20,000             895,000
HBO & Company(1)                                                                                   20,000           1,187,500
Oxford Health Plans, Inc.                                                                          25,000           1,464,062
United Healthcare Corporation(1)                                                                   45,000           2,025,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,571,562
-----------------------------------------------------------------------------------------------------------------------------
ONLINE ACCESS EQUIPMENT - 10.4%
Adtran, Inc.                                                                                       30,000           1,245,000
Ascend Communications, Inc.                                                                        50,000           3,106,250
PairGain Technologies, Inc.                                                                       100,000           3,043,750
U.S. Robotics Corporation                                                                          50,000           3,600,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,995,000
-----------------------------------------------------------------------------------------------------------------------------
ONLINE SOFTWARE/SERVICES - 6.5%
America Online, Inc.                                                                               40,000           1,330,000
Netscape Communications Corporation                                                                70,000           3,981,250
Security Dynamics Technologies, Inc.                                                               50,000           1,575,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,886,250
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 18.7%
Altera Corporation                                                                                 47,500           3,452,656
Atmel Corporation                                                                                  50,000           1,656,250
Cypress Semiconductor Corporation                                                                  50,000             706,250
Intel Corporation(1)                                                                               20,000           2,618,750
Linear Technology Corporation(1)                                                                   50,000           2,193,750
Microchip Technology, Inc.                                                                         55,000           2,798,125
VLSI Technology, Inc.                                                                              50,000           1,193,750
Vitesse Semiconductor Corporation                                                                  50,000           2,275,000
Xilinx, Inc.                                                                                       80,000           2,945,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,839,531
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 8.0%
ADC Telecommunications, Inc.                                                                      130,000           4,046,250
Cascade Communications Corporation                                                                 60,000           3,307,500
GeoTel Communications Corporation                                                                   3,200              41,600
Tellabs, Inc.                                                                                      30,000           1,128,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,524,100
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 96.3% (COST: $97,243,067)                                                                    102,275,744
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                               11

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
Intel Corporation, Warrants, Strike $40.25, Expire 3/14/97(2)                                      24,500        $  2,260,125
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 2.1% (COST $2,006,824)                                                                             2,260,125

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.4% (COST $99,249,891)                                                                      104,535,869

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                                    1,303
Repurchase Agreement
     State Street Bank & Trust Company, 5.0%, dated 12/31/96, due 01/02/97, maturity value $2,502,695 (collateralized by $1,960,000 par value
     U.S. Treasury Note, 9.25%, due 2/15/16)                                                                        2,502,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS -2.3%                                                                               2,503,303


-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.7)%                                                                                      (775,300)

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $106,263,872
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  See 4.c. in Notes to Financial Statements.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $99,249,891)                                                                        $104,535,869
Cash and cash equivalents                                                                                           2,503,303
Receivable for investments sold                                                                                       261,250
Receivable for fund shares subscribed                                                                                 900,500
Organization cost                                                                                                      26,368
Dividends, interest receivable                                                                                            748
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      108,228,038

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                     738,750
Payable for fund shares redeemed                                                                                      968,936
Accrued expenses                                                                                                      120,615
Payable to adviser                                                                                                    113,221
Payable to distributor                                                                                                 22,644
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   1,964,166

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                  106,263,872

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    98,887,017
Accumulated net realized gain from investments and securities sold short                                            2,090,877
Net unrealized appreciation on investments                                                                          5,285,978

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $106,263,872
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                               $      11.51
     Net Asset Value, offering, and redemption price per share
     (Net assets of $106,263,872 applicable to 9,230,500 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         $    125,489
Dividends                                                                                                               7,465
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               132,954

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              720,640
Distribution fees                                                                                                     180,160
Administrative services fee                                                                                           180,160
Custodian and transfer agent fees                                                                                     150,248
Professional fees                                                                                                      91,011
Shareholder reports                                                                                                    65,043
Registration and filing fees                                                                                           41,060
Trustees' fees and expenses                                                                                            22,326
Organization expense                                                                                                    6,533
Interest expense                                                                                                        1,451
Insurance fee                                                                                                             550
TOTAL EXPENSES                                                                                                      1,459,182

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (1,326,228)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments and securities sold short                                                        8,016,897
Net change in unrealized appreciation on investments                                                                5,030,392
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 13,047,289

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $ 11,721,061
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                                 12/31/96            12/31/95(1)
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $  (1,326,228)        $   (23,511)
Net realized gain/(loss) from investments and securities sold short                             8,016,897          (2,116,521)
Net change in unrealized appreciation on investments                                            5,030,392             255,586
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                11,721,061          (1,884,446)

--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                                   -                   -
Realized gain on investments                                                                   (2,483,271)                  -
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (2,483,271)                  -

--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from capital share transactions                           64,200,446          34,710,082
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               64,200,446          34,710,082

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   73,438,236          32,825,636
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                                                            32,825,636                   0
End of period                                                                                $106,263,872         $32,825,636
--------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on November 15, 1995.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                  FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                        YEAR ENDED        PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                           12/31/96            12/31/95(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                         $       9.30         $     10.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 (0.20)              (0.01)
Net realized gain/(loss) and net change in unrealized
     appreciation/(depreciation) on investments and securities sold short                            2.68               (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      2.48               (0.70)

-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                -                   -
Distributions from realized gain on investments                                                     (0.27)                  -

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                               $      11.51             $  9.30
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        26.72%             (7.00)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                    $106,263,872        $ 32,825,636
Ratio of Expenses to Average Net Assets                                                              2.03%               2.13%
Ratio of Net Investment Loss to Average Net Assets                                                  (1.85)%             (0.89)%
Portfolio Turnover Rate                                                                               452%                 89%
Average Commission Rate Paid(3)                                                              $     0.0582                   -



(1)  The Fund commenced operations on November 15, 1995.

(2) Ratios, except for total return and portfolio turnover rate, have been annualized.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Information Age Fund-TM- (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the period from November 15, 1995 (Commencement of Operations), to December 31, 1995, were as follows:

1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     19,929,762       $ 218,745,343
Shares reinvested                                  211,321           2,430,192
------------------------------------------------------------------------------
                                                20,141,083         221,175,535

------------------------------------------------------------------------------
Shares redeemed                                (14,441,218)       (156,975,089)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                     5,699,865       $  64,200,446
------------------------------------------------------------------------------

11/15/95 - 12/31/95                                 SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      3,937,648       $  38,546,017
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 3,937,648          38,546,017

------------------------------------------------------------------------------
Shares redeemed                                   (407,013)         (3,835,935)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                     3,530,635       $  34,710,082

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $720,640 and $180,160, respectively. For the year ended December 31, 1996, there was no expected reimbursement of advisory fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. For the period ended December 31, 1996, the Fund had not previously received any waivers or reimbursements of operating expenses from RSIM.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. Dana
K. Welch, Secretary of the Fund, is a Member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $180,160.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $31,080 to RS & Co., which represented 13% of total commissions paid during the year.

NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $101,578,241. Accumulated net unrealized appreciation on investments was $2,957,628, consisting of gross unrealized appreciation and depreciation of $7,539,775 and $(4,582,147), respectively.


b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $378,105,958 and $316,847,600, respectively.

c.   WARRANTS:

A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Intel Corporation Warrants were valued daily at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

c.   SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligations on the short positions.

The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, the Fund held no short positions. For the year ended December 31, 1996, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $602,886 and $628,851, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Information Age Fund-TM-

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Information Age Fund-TM- (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.3%
Kellstrom Industries, Inc.                                                                         15,000        $    125,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      125,625
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS AND EQUIPMENT - 2.4%
Bonded Motors, Inc.                                                                                20,000             222,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      222,500
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
Biotransplant, Inc.                                                                                10,100              65,650
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       65,650
-----------------------------------------------------------------------------------------------------------------------------
BROADCAST/RADIO/TV-1.5%
Pegasus Communications Corporation                                                                 10,500             144,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      144,375
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING-RETAIL - 1.9%
Sport-Haley, Inc.                                                                                   6,000              75,375
Vans, Inc.                                                                                          8,000             100,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      175,375
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 15.1%
Abacus Direct Corporation                                                                           5,500             103,125
Cornell Corrections, Inc.                                                                          15,500             137,563
Data Processing Resources Corporation                                                               5,500             101,750
E*Trade Group, Inc.                                                                                11,500             132,250
Guest Supply, Inc.                                                                                  8,500             149,812
Lason Holdings, Inc.                                                                                7,500             153,750
Rent-Way, Inc.                                                                                     16,000             154,000
Staffmark, Inc.                                                                                    12,000             150,000
Superior Consultant Holdings Corporation                                                            3,800              94,050
Youth Services International, Inc.                                                                 16,700             254,675
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,430,975
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 1.5%
Transact Technologies, Inc.                                                                        13,500             140,062
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      140,062
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 15.7%
Aurum Software, Inc.                                                                                3,500              80,938
CyberMedia, Inc.                                                                                    9,000             141,750
Desktop Data, Inc.                                                                                  7,000             134,750
Hyperion Software Corporation                                                                       6,500             138,125
IA Corporation                                                                                     16,500              96,937
Imnet Systems, Inc.                                                                                 8,000             194,000
OrCAD, Inc.                                                                                        12,500             137,500
Peerless Systems Corporation                                                                       10,000             170,000



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - CONTINUED
QuadraMed Corporation                                                                              13,000        $    149,500
Select Software Tools, ADR(2)                                                                       6,000             109,500
Technology Modeling Associates, Inc.                                                               10,000             132,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,485,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 7.2%
Excite, Inc.                                                                                       12,000             123,000
Silicon Valley Research, Inc.                                                                      20,000              40,000
SQA, Inc.                                                                                           3,000              99,750
SS&C Technologies, Inc.                                                                             9,500              60,563
STB Systems, Inc.                                                                                   7,000             141,750
Visigenic Software, Inc.                                                                            7,500             114,375
XcelleNet, Inc.                                                                                     6,000              96,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      676,188
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 5.2%
Cannondale Corporation                                                                              6,500             146,250
Filene's Basement Corporation                                                                      10,000              41,250
Hot Topic, Inc.                                                                                     7,500             148,125
Norwood Promotional Products, Inc.                                                                  6,000             109,500
Party City Corporation                                                                              2,900              49,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      494,425
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.0%
Transaction Network Services, Inc.                                                                  8,000              92,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       92,000
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
Lodgenet Entertainment Corporation                                                                  8,000             142,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      142,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.6%
Willis Lease Finance Corporation                                                                   12,000             154,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      154,500
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 0.6%
Opta Food Ingredients, Inc.                                                                        10,000              57,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       57,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 1.3%
American Oncology Resources, Inc.                                                                   6,000              61,500
Vitalcom, Inc.                                                                                     12,000              61,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      123,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 2.5%
Horizon Mental Health Management, Inc.                                                              5,000             138,750
MedQuist, Inc.                                                                                      4,000              99,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      237,750
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.3%
CN Biosciences, Inc.                                                                               11,000        $    202,125
RockShox, Inc.                                                                                      7,500             108,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      310,875
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 1.6%
Lifeline Systems, Inc.                                                                              8,500             148,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      148,750
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 2.7%
Enterprise Systems, Inc.                                                                           11,000             258,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      258,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.5%
Molecular Devices Corporation                                                                      11,500             178,969
Suburban Ostomy Supply Company, Inc.                                                               11,000             151,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      330,219
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.1%
Tekelec Corporation                                                                                 6,500             102,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      102,375
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.2%
Microcide Pharmaceuticals, Inc.                                                                    11,000             110,000
Neurocrine Biosciences, Inc.                                                                       10,000             100,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      210,000
-----------------------------------------------------------------------------------------------------------------------------
REITs - 1.2%
Redwood Trust, Inc.(1)                                                                              3,000             111,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      111,750
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.4%
PJ America, Inc.                                                                                    5,000              90,000
Taco Cabana, Inc., Class A                                                                         19,000             140,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      230,125
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 3.7%
Cost Plus, Inc.                                                                                     8,000             153,000
The Maxim Group, Inc.                                                                              11,000             192,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      345,500
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 1.5%
PRI Automation, Inc.                                                                                3,200             145,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      145,600
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
Act Manufacturing, Inc.                                                                             5,400             142,425
Microsemi Corporation                                                                               3,500              49,875
QLogic Corporation                                                                                  4,000             103,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      295,300
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.2%
Metro One Telecommunications, Inc.                                                                 15,000        $    118,125
REMEC, Inc.                                                                                         9,500             186,437
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      304,562
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 90.5% (COST $7,943,804)                                                                         8,560,981
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   68,423
Repurchase Agreement
  State Street Bank & Trust Company, 5.00%, dated 12/31/96, due 1/02/97, maturity value $851,236 (collateralized by $670,000 par value
  U.S. Treasury Note, 9.25%, due 2/15/16)                                                                             851,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 9.7%                                                                                919,423

-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.2%)                                                                                       (16,090)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $  9,464,314
-----------------------------------------------------------------------------------------------------------------------------

(1)  Income-producing security.

(2)  ADR - American Depository Receipt.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


                                                                                                            DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $7,943,804)                                                                         $  8,560,981
Cash and cash equivalents                                                                                             919,423
Receivable for investments sold                                                                                        49,000
Receivable for fund shares subscribed                                                                                  95,605
Organization cost                                                                                                      27,000
Dividends/interest receivable                                                                                           1,348
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                        9,653,357

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                      76,425
Payable for fund shares redeemed                                                                                       33,430
Accrued expenses                                                                                                       66,321
Payable to adviser                                                                                                     11,029
Payable to distributor                                                                                                  1,838
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     189,043

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                    9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                     8,974,094
Accumulated net realized loss from investments                                                                       (126,957)
Net unrealized appreciation on investments                                                                            617,177
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $  9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                               $      11.00
     Net Asset Value, offering, and redemption price per share
     (Net assets of $9,464,314 applicable to 860,362 shares
     of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM AUGUST 15, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $      18,134
Dividends                                                                                                               1,230
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                19,364

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Custodian and transfer agent fees                                                                                      36,140
Professional fees                                                                                                      30,545
Investment advisory fees                                                                                               25,237
Organization expense                                                                                                    8,803
Trustees' fees and expenses                                                                                             8,479
Registration and filing fees                                                                                            7,228
Administrative services fee                                                                                             5,047
Distribution fees                                                                                                       5,047
Shareholder reports                                                                                                     4,309
Insurance fee                                                                                                              42
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                        130,877
LESS: EXPENSE WAIVER AND REIMBURSEMENT BY ADVISER                                                                     (67,948)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                    62,929

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (43,565)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                   (126,957)
Net change in unrealized appreciation on investments                                                                  617,177
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS                                                    490,220

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $     446,655
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                                      FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                     12/31/96(1)
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                             $     (43,565)
Net realized loss from investments                                                                                   (126,957)
Net change in unrealized appreciation on investments                                                                  617,177
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  446,655

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       -
Realized gains on investments                                                                                               -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                         -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                                                9,017,659
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                                    9,017,659

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                                        9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                         -
End of period                                                                                                   $   9,464,314
-----------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on August 15, 1996.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                               12/31/96(1)(3)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                             $      10.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                     (0.08)
Net realized loss and net change in unrealized appreciation on investments                                               1.08
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     1.00

-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                    -
Distributions from realized gains on investments                                                                            -
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $      11.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                            10.00%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                        $  9,464,314
Ratio of Expenses to Average Net Assets                                                                                  3.08%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (2.13)%(2)
Portfolio Turnover Rate                                                                                                    22%
Average Commission Rate Paid(4)                                                                                  $       0.06
-----------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on August 15, 1996.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1996, would have been 6.40%, and the ratio of net investment loss to average net assets would have been (5.45)%.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens MicroCap Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 15, 1996. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology sector. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

As of December 31, 1996, the Fund has a capital loss carryforward of $126,957, which will expire by December 31, 2004. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from August 15, 1996 (Commencement of Operations), to December 31, 1996, were as follows:

8/15/96 - 12/31/96                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      1,308,605       $  13,800,689
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 1,308,605       $  13,800,689

------------------------------------------------------------------------------
Shares redeemed                                   (448,243)         (4,783,030)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                       860,362       $   9,017,659
------------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.25% and 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $25,237 and $5,047, respectively. For the period from August 15, 1996 (Commencement of

Operations), through December 31, 1996, the Adviser voluntarily agreed to waive and reimburse $67,948 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the period ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $8,479 for the period from August 15, 1996 (Commencement of Operations), through December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred distribution fees of $5,047.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund paid no brokerage commissions to RS & Co.


NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $7,943,804. Accumulated net unrealized appreciation on investments was $617,177, consisting of gross unrealized appreciation and depreciation of $1,005,166 and ($387,989), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $8,959,586 and $888,825, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens MicroCap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens MicroCap Growth Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                     FOREIGN CURRENCY(2)           SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
Aluminum - 2.5%
Kaiser Aluminum Corporation                                                                        62,500          $  726,563
MAXXAM, Inc.                                                                                       52,100           2,481,262
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,207,825
------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS/EQUIPMENT - 0.4%
Wescast Industries, Inc., Class A(1)                                                               20,000             470,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      470,312
------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS - 0.8%
Cathay Investment Fund, Ltd.(1)                                                   HKD             755,000             976,146
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      976,146
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 5.7%
American Buildings Company                                                                         35,000             835,625
Giant Cement Holding, Inc.                                                                         82,200           1,325,475
KCI Konecranes International Corporation                                          FIM              35,000           1,103,261
Martin Marietta Materials, Inc.(1)                                                                 43,516           1,011,747
Texas Industries, Inc.(1)                                                                          60,000           3,037,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,313,608
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/BUSINESS SERVICES - 1.7%
Dun & Bradstreet Corporation(1)                                                                    50,000           1,187,500
GC Companies, Inc.                                                                                 30,000           1,038,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,226,250
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION - 3.5%
Kevco, Inc.                                                                                       192,000           2,688,000
SunSource LP, Class B(1)                                                                          435,500           1,796,437
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,484,437
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 7.3%
Alliance Energy, Inc., Restricted(3)(4)                                           CAD           1,000,000             319,689
Aztec Resources, Ltd.                                                             CAD             329,800             674,388
Basin Exploration, Inc.                                                           CAD              62,500             390,625
Best Pacific Resources, Ltd., Restricted(3)(4)                                    CAD           1,400,000           1,191,630
Calahoo Petroleum, Ltd.                                                           CAD           1,271,000             788,979
Canadian Conquest Exploration, Inc.                                               CAD             646,300           1,156,383
Discovery West Corporation                                                        CAD             353,800             620,112
New Cache Petroleums, Ltd.                                                        CAD              46,200             263,171
Nugas, Ltd.                                                                       CAD             189,500             332,140
Ocelot Energy, Inc., Class B                                                      CAD             136,200             870,335
Oiltec Resources, Ltd., Restricted(3)(4)                                          CAD             770,000             885,671
Olympia Energy, Inc., Class A                                                     CAD             125,000              57,511


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10

DECEMBER 31, 1996                                                     FOREIGN CURRENCY(2)           SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY - CONTINUED
Paragon Petroleum, Ltd.                                                           CAD              99,600          $  232,761
Place Resources Corporation, Class A                                              CAD             380,000             557,803
Titan Exploration, Inc.                                                                            84,000           1,008,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,349,198
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 7.1%
Bowridge Corporation                                                              CAD             700,000             444,753
Computalog, Ltd.                                                                  CAD             111,400           1,220,332
Dailey Petroleum Services Corporation                                                             150,000           1,575,000
Enerflex Systems, Ltd.(1)                                                         CAD              31,600             773,096
MarkWest Hydrocarbon, Inc.                                                                         70,000           1,085,000
NQL Drilling Tools, Inc., Class A                                                 CAD             134,600             469,375
USX-Delhi Group(1)                                                                                220,900           3,506,787
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,074,343
------------------------------------------------------------------------------------------------------------------------------
HOLDING COMPANIES, DIVERSIFIED - 0.5%
Valhi, Inc.(1)                                                                                    102,700             654,712
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      654,712
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
Foremost Corporation of America(1)                                                                 10,000             600,000
Markel Corporation                                                                                 31,800           2,862,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,462,000
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.2%
Gardner Denver Machinery, Inc.                                                                     10,000             342,500
TB Wood's Corporation(1)                                                                          110,900           1,192,175
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,534,675
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.9%
Catellus Development Corporation                                                                  100,000           1,137,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,137,500
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT/SERVICES - 6.5%
AMERCO, Inc.                                                                                      192,800           6,748,000
Harper Group, Inc.(1)                                                                              20,000             475,000
Pittston Burlington Group(1)                                                                       50,000           1,000,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,223,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER COMMON STOCK - 1.1%                                                                                           1,361,254
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 41.9%  (COST: $46,398,287)                                                                    53,475,260
------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                             11

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 1996                                                     FOREIGN                  WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------

WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Alliance Energy, Inc., 1/2 Warrants, Strike CAD 0.45,
 Expire 12/19/97(3)(4)(5)                                                         CAD           1,000,000          $  134,591
Calahoo Petroleum, Ltd., 3/4 Warrants, Strike CAD 0.65,
 Expire 6/28/97(3)(5)                                                             CAD             630,000             147,530
Oiltec Resources Ltd., Warrants, Strike CAD 1.75,
 Expire 11/18/97(3)(4)(5)                                                         CAD             770,000             172,260
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.4% (Cost: $330,266)                                                                                454,381

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 42.3% (Cost: $46,728,553)                                                                      53,929,641
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   92,012
FNMA Discount Note, 5.50%, due 1/8/97, $55,100,000 par value                                                       55,041,074
Repurchase Agreement
       State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value $20,563,711 (collateralized by
       $14,430,000 par value U.S. Treasury Note, 10.625%, due 8/15/15)                                             20,558,000
------------------------------------------------------------------------------------------------------------------------------

TOTAL CASH AND CASH EQUIVALENTS - 59.5%                                                                            75,691,086

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (1.8)%                                                                                    (2,353,188)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  127,267,539
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2) Foreign-denominated security; CAD - Canadian Dollar, FIM - Finnish Markka, HKD - Hong Kong Dollar.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4)  Restricted security. See 4.d. in Notes to Financial Statements.

(5)  See 4.e. in Notes to Financial Statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES



DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $46,728,553)                                                                      $   53,929,641
Cash and cash equivalents                                                                                          75,691,086
Receivable for investments sold                                                                                        20,695
Receivable for fund shares subscribed                                                                               2,180,227
Dividends/interest receivable                                                                                           5,313
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      131,826,962

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   3,474,508
Payable for fund shares redeemed                                                                                      839,032
Payable to adviser                                                                                                    127,868
Accrued expenses                                                                                                       92,441
Payable to distributor                                                                                                 25,574

-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   4,559,423

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  127,267,539
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   118,919,073
Accumulated net realized gain from investments                                                                      1,147,378
Net unrealized appreciation on investments                                                                          7,201,088

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  127,267,539
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        14.60
    Net Asset Value, offering and redemption price per share
    (net assets of $127,267,539 applicable to 8,719,430 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS



FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         $  1,098,909
Dividends (net of foreign withholding tax of $1,796)                                                                   97,778
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             1,196,687

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              514,459
Custodian and transfer agent fees                                                                                     114,216
Distribution fees                                                                                                     102,892
Professional fees                                                                                                      73,353
Registration and filing fees                                                                                           35,666
Shareholder reports                                                                                                    31,008
Trustees' fees and expenses                                                                                            22,326
Insurance                                                                                                                  57
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                        893,977
Less: Expense waiver by adviser                                                                                       (91,703)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   802,274

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 394,413
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND OPTIONS
Net realized gain from investments                                                                                  2,839,236
Net change in unrealized appreciation on investments                                                                7,025,108
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  9,864,344

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  10,258,757
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE             FOR THE
                                                                                                YEAR ENDED        PERIOD ENDED
                                                                                                  12/31/96            12/31/95(1)
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $    394,413         $    46,395
Net realized gain from investments                                                              2,839,236               9,082
Net change in unrealized appreciation on investments                                            7,025,108             175,980
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           10,258,757             231,457

--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (480,663)                  -
Realized gains on investments                                                                  (1,700,940)                  -
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (2,181,603)                  -

--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                          111,710,041           7,248,887
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              111,710,041           7,248,887

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  119,787,195           7,480,344
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             7,480,344                   -
End of period                                                                              $  127,267,539        $  7,480,344
--------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on July 12, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                   FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                         YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                           12/31/96            12/31/95(1)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                         $      10.39        $      10.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                0.13                0.06
Net realized gain and net change in unrealized appreciation on investments                           4.36                0.33
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 4.49                0.39

--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                            (0.06)                  -
Distributions from realized gains on investments                                                    (0.22)                  -
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        14.60        $      10.39
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        43.15%               3.90%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $  127,267,539        $  7,480,344
Ratio of Expenses to Average Net Assets                                                              1.93%(2)            2.41%(2)
Ratio of Net Investment Income to Average Net Assets                                                 0.95%(2)            1.34%(2)
Portfolio Turnover Rate                                                                               101%                 71%
Average Commission Rate Paid(4)                                                            $       0.0216                   -
--------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.

(2) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, and for the period ended December 31, 1995, would have been 2.15% and 5.12%, respectively, and the ratio of net investment income/(loss) to average net assets would have been 0.73% and (1.37)%, respectively.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data has been determined by using the average number of shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Partners Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1996, 94.7% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1996, 5.3% of the Fund's portfolio was valued using these guidelines and procedures.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

h.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     10,949,497      $  153,105,777
Shares reinvested                                  142,016           2,066,658
------------------------------------------------------------------------------
                                                11,091,513         155,172,435

Shares redeemed                                 (3,092,301)        (43,462,394)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                     7,999,212      $  111,710,041
------------------------------------------------------------------------------

7/12/95 - 12/31/95                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                        993,987       $  10,001,278
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                   993,987          10,001,278

------------------------------------------------------------------------------
Shares redeemed                                   (273,769)         (2,752,391)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                       720,218        $  7,248,887
------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees of

$514,459. RSIM has voluntarily agreed to waive any annual operating expenses exceeding an annual expense ratio of 1.95%. For the year ended December 31, 1996, the Adviser agreed to waive $91,703 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of

Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $102,892.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $680 to RS & Co., which represented 0.5% of the total commissions paid during the year.

NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $46,728,553. Accumulated net unrealized appreciation on investments was $7,201,088, consisting of gross unrealized appreciation and depreciation of $7,654,613 and $(453,525), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $58,860,897 and $19,623,640, respectively.

c.   FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

d.   RESTRICTED SECURITIES:

A restricted security is a security which cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. At December 31, 1996, the Fund held restricted securities with an aggregate value of $2,703,841 which represented 2.1% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                   SHARES      COST     VALUE        ACQUISITION
SECURITY                            (000)     (000)     (000)               DATE
--------------------------------------------------------------------------------
Alliance Energy, Inc.              1,000   $   294   $   320            12/19/96

Alliance Energy, Inc.,
     1/2 Warrants                  1,000        87       135            12/19/96

Best Pacific
     Resources, Ltd.               1,400       854     1,191            10/28/96

Oiltec Resources, Ltd.               770       805       886            11/13/96

Oiltec Resources, Ltd.,
     Warrants                        770       172       172            11/13/96
--------------------------------------------------------------------------------
                                           $ 2,212   $ 2,704
--------------------------------------------------------------------------------

e.   OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and the compounded rate of return on the stock, option or warrant. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Robertson Stephens Partners
Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Partners Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.3%
BE Aerospace, Inc.(1)                                                                             210,000        $  5,696,250
Boeing Company                                                                                     95,000          10,105,625
United Technologies Corporation                                                                   175,400          11,576,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   27,378,275
-----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 3.2%
AMR Corporation(1)                                                                                 71,000           6,256,875
Delta Airlines, Inc.                                                                               95,000           6,733,125
UAL Corporation(1)                                                                                120,000           7,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   20,490,000
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 6.7%
Chase Manhattan Corporation                                                                       120,000          10,710,000
Citicorp                                                                                          119,400          12,298,200
Mellon Bank Corporation                                                                           142,000          10,082,000
NationsBank Corporation                                                                           100,000           9,775,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   42,865,200
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.5%
BioChem Pharma, Inc.(1)                                                                           210,000          10,552,500
Biogen, Inc.(1)                                                                                   310,000          12,012,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,565,000
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 6.2%
3Com Corporation(1)                                                                               305,000          22,379,375
Cabletron Systems, Inc.(1)                                                                        516,400          17,170,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   39,549,675
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 13.0%
Compaq Computer Corporation(1)                                                                    418,000          31,036,500
Dell Computer Corporation(1)                                                                      542,000          28,793,750
Seagate Technology, Inc.(1)                                                                       600,000          23,700,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   83,530,250
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 10.8%
Cadence Design Systems, Inc.(1)                                                                   665,000          26,433,750
Microsoft Corporation(1)                                                                          220,000          18,177,500
Parametric Technology Corporation(1)                                                              482,750          24,801,281
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   69,412,531
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 11.5%
CompUSA, Inc.(1)                                                                                1,259,800          25,983,375
Ross Stores, Inc.                                                                                 200,000          10,000,000
Starbucks Corporation(1)                                                                          270,000           7,728,750
TJX Companies, Inc.                                                                               200,000           9,475,000
Walgreen Co.                                                                                      259,700          10,388,000
Williams-Sonoma, Inc.(1)                                                                          290,000          10,548,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   74,123,875
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 5.0%
Electronic Arts, Inc.(1)                                                                          435,000          13,022,813


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------


CONSUMER PRODUCTS - CONTINUED
Nike, Inc.                                                                                        318,200        $ 19,012,450
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   32,035,263
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 3.1%
Computer Sciences Corporation(1)                                                                  200,000          16,425,000
First Data Corporation                                                                            100,000           3,650,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   20,075,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 9.2%
Conseco, Inc.                                                                                     140,000           8,925,000
First USA, Inc.                                                                                   400,000          13,850,000
Green Tree Financial Corporation                                                                  150,000           5,793,750
Household International, Inc.                                                                     130,000          11,992,500
MBNA Corporation                                                                                  252,700          10,487,050
The Money Store, Inc.                                                                             300,000           8,287,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   59,335,800
-----------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 5.7%
Oxford Health Plans, Inc.(1)                                                                      399,400          23,389,863
United Healthcare Corporation                                                                     300,000          13,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   36,889,863
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT - 5.6%
Charles Schwab Corporation                                                                        305,500           9,776,000
Merrill Lynch and Company, Inc.                                                                   325,000          26,487,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   36,263,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS/SERVICES - 7.1%
Columbia/HCA Healthcare Corporation                                                               307,200          12,518,400
Cardinal Health, Inc.                                                                             120,000           6,990,000
HBO & Company                                                                                     210,000          12,468,750
Medtronic, Inc.                                                                                   200,000          13,600,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   45,577,150
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 4.4%
Intel Corporation                                                                                 149,400          19,562,062
Micron Technology, Inc.                                                                           300,000           8,737,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   28,299,562
-----------------------------------------------------------------------------------------------------------------------------
VIDEO COMPONENTS - 0.9%
C-Cube Microsystems, Inc.(1)                                                                      163,900           6,054,056
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,054,056
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.20% (COST: $463,831,161)                                                                  644,445,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.20)%                                                                                   (1,287,615)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                                                                          $643,157,385
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------



(1)  Non-income-producing security.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $463,831,161)                                                                       $644,445,000
Receivable for investments sold                                                                                     9,304,150
Receivable for fund shares subscribed                                                                               1,416,540
Dividends receivable                                                                                                  154,902
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      655,320,592

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   5,992,507
Payable for fund shares redeemed                                                                                    4,510,811
Payable to adviser                                                                                                    521,444
Payable to distributor                                                                                                138,848
Payable to custodian bank                                                                                             688,311
Accrued expenses                                                                                                      311,286
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                  12,163,207

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $643,157,385
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   453,266,465
Accumulated net realized gain from investments                                                                      9,277,081
Net unrealized appreciation on investments                                                                        180,613,839
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $643,157,385
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                               $      24.16
     Net Asset Value, offering and redemption price per share
      (Net assets of $643,157,385 applicable to 26,622,714 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                        $  3,514,461
Interest                                                                                                              345,822
Other                                                                                                                  17,431
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             3,877,714

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            8,168,685
Distribution fees                                                                                                   2,042,076
Custodian and transfer agent fees                                                                                   1,321,600
Shareholder reports                                                                                                   470,740
Registration and filing fees                                                                                          355,087
Interest expense                                                                                                      273,752
Professional fees                                                                                                     197,500
Trustees' fees and expenses                                                                                            22,326
Other                                                                                                                   9,150
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                     12,860,916

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (8,983,202)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 79,782,280
Net change in unrealized appreciation on investments                                                                  555,123
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 80,337,403

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $ 71,354,201
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED   NINE MONTHS ENDED
                                                                                                 12/31/96            12/31/95
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $   (8,983,202)     $   (8,122,358)
Net realized gain/(loss) from investments                                                      79,782,280         (25,249,381)
Net change in unrealized appreciation on investments                                              555,123         139,393,491
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           71,354,201         106,021,752

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gain on investments                                                                  (43,728,491)                  -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                           (43,728,491)                  -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions              (524,619,492)        605,226,408
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                             (524,619,492)        605,226,408

-----------------------------------------------------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS                                                      (496,993,782)        711,248,160
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         1,140,151,167         428,903,007
End of period                                                                              $  643,157,385      $1,140,151,167
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                       FOR THE           FOR THE        FOR THE        FOR THE         FOR THE
FOR A SHARE OUTSTANDING                             YEAR ENDED       NINE MONTHS     YEAR ENDED     YEAR ENDED    PERIOD ENDED
THROUGHOUT THE PERIOD:                                12/31/96    ENDED 12/31/95(3)     3/31/95        3/31/94         3/31/93(1)(3)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $      22.66    $        18.25   $      13.56    $     11.94     $     10.00
------------------------------------------------------------------------------------------------------------------------------------

Net investment (loss)/income                             (0.24)            (0.16)         (0.18)         (0.04)           0.12
Net realized gain and net change in
     unrealized appreciation on investments               3.47              4.57           5.07           1.99            1.88
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                            3.23              4.41           4.89           1.95            2.00

------------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                     -                 -              -          (0.03)          (0.06)
Distributions from realized gain on investments          (1.73)                -          (0.20)         (0.30)              -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $      24.16    $        22.66   $      18.25    $     13.56     $     11.94
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             14.12%            24.16%         36.27%         16.32%          20.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                         $643,157,385    $1,140,151,167   $428,903,007    $44,500,363     $17,833,350
Ratio of Expenses to Average Net Assets                   1.51%             1.45%          1.68%          1.55%(2)        1.33%(2)
Ratio of Net Investment (Loss)/Income to
     Average Net Assets                                  (1.06)%           (1.04)%        (1.09)%        (0.51)%(2)       1.26%(2)
Portfolio Turnover Rate                                    221%              104%           232%           250%            210%
Average Commission Rate Paid(4)                      $  0.0574                 -              -              -               -
------------------------------------------------------------------------------------------------------------------------------------


(1)  From April 21, 1992 (Commencement of Operations), to March 31, 1993.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended March 31, 1994, and March 31, 1993, would have been 2.35% and 2.71%, respectively, and the ratio of net investment loss to average net assets would have been (1.31)% and (0.12)%, respectively.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the periods.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Value + Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on May 12, 1992. Prior to the public offering, shares were offered in a private placement offering on April 21, 1992, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the financial and technology sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2  CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the nine months ended December 31, 1995, were as follows:

1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     19,608,006     $   449,519,909
Shares reinvested                                1,720,903          42,523,699
------------------------------------------------------------------------------
                                                21,328,909         492,043,608

------------------------------------------------------------------------------
Shares redeemed                                (45,024,783)     (1,016,663,100)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net decrease                                   (23,695,874)       (524,619,492)
------------------------------------------------------------------------------


4/1/95 - 12/31/95                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     71,113,394     $ 1,642,232,001
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                71,113,394       1,642,232,001

------------------------------------------------------------------------------
Shares redeemed                                (44,296,835)     (1,037,005,593)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                    26,816,559     $   605,226,408
------------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. (As of January 1, 1996, the rate was reduced to 1% of the average daily net assets of the Fund from an annual rate of 1.25%.) For the year ended December 31, 1996, the Fund incurred investment advisory fees of $8,168,685. For the year ended December 31, 1996, there was no expected reimbursement of advisory fees and other expenses. RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. For the previous two years ended December 31, 1996, the Fund had not received any waivers or reimbursements of operating expenses from RSIM.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. Dana
K. Welch, Secretary of the Fund, is a Member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services effective on January 1, 1996, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $2,042,076.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $371,005 to RS & Co., which represented 12% of total commissions paid during the year.


NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $465,630,440. Accumulated net unrealized appreciation on investments was $178,814,560, consisting of gross unrealized appreciation and depreciation of $184,192,855 and ($5,378,295), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $1,815,217,080 and $2,379,931,308, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Robertson Stephens Value + Growth Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Value + Growth Fund (the "Fund") at December 31, 1996, and the results of its operations and changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

                       STATEMENT OF ADDITIONAL INFORMATION
                          ROBERTSON STEPHENS ASIA FUND
                     ROBERTSON STEPHENS EMERGING EUROPE FUND

                                  APRIL 1, 1997

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information relates to the Robertson Stephens Asia Fund and the Robertson Stephens Emerging Europe Fund; it is not a prospectus and should be read in conjunction with the Prospectus of a Fund dated April 1, 1997, as it may be revised from time to time. A copy a Fund's Prospectus can be obtained upon request made to Robertson, Stephens & Company LLC ("RS&Co."), the Trust's distributor, 555 California Street, San Francisco, California 94104, telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

     CAPTION                                                                PAGE
     -------                                                                ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 2
THE FUNDS' INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . .13
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . .14
THE FUNDS' DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . .18
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . .18
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . . . .21
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .23
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .24

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion provides supplemental information concerning certain investment techniques in which one or more of the Funds may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to both of the Funds.

     The Funds are managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."). RSIM is sometimes referred to in this Statement as "Robertson Stephens Investment Management."

LOWER-RATED DEBT SECURITIES

     Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See APPENDIX A for a description of these ratings. Neither of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

     The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when Robertson Stephens Investment Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

     The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     A Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     The Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, a Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, Robertson Stephens Investment Management considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

     The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any income or gain will be decreased, and the amount of any expenses or loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.


                        THE FUNDS' INVESTMENT LIMITATIONS

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) as to 75% of the Asia Fund's and 50% of the Emerging Europe Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry;

     6. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     7. purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

*G. RANDY HECHT, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Hecht, 45, has served as the Chief Operating Officer of Robertson, Stephens & Company, Inc. since January 1993, as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of the firm's Investment Management Group since 1988. He is a member of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. As of October 18, 1988, Mr. Hecht assumed the responsibilities of President and Chief Executive Officer of the Trust. From May 1987 through May 1995, he served as Chief Financial Officer of the Trust. Mr. Hecht has been a Director of RSIM, Inc., and of Robertson, Stephens & Company, Inc., the sole general partner of RSIM, L.P., one of the Trust's Advisers, from June 1989 to January 1993, and since January 1993, respectively. Mr. Hecht served as the Trust's Secretary from May 1987 through January 1989, as RSIM, L.P.'s Secretary from 1993 to the present, and as RSIM, Inc.'s Secretary from May 1987 through June 1989. He has been a Trustee of the Trust since June 1987.

---------------
*    DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940
     ACT.

LEONARD B. AUERBACH, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Auerbach, 49, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also the sole shareholder and director of a company that is a general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services to a variety of institutional clients. Mr. Auerbach is the President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He also is a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. He has been a Trustee of the Trust since June 1987.

DANIEL R. COONEY, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Cooney, 72, is retired. He had a consulting agreement with Lord Abbett & Co., a mutual fund adviser, from January 1987 until December 1989. From September 1985 through December 1986 he was an Executive Vice President and Senior Adviser of the Lord Abbett Developing Growth Fund, a mutual fund. Mr. Cooney was the portfolio manager of the Lord Abbett Developing Growth Fund from its inception (October 1973) through September 1985, at which time the Lord Abbett Developing Growth Fund had assets of approximately $250 million. He has been a Trustee of the Trust since April 1989.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Peterson, 55, has served as Director of the IBM Retirement Funds since April 1988. He was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson is a Trustee of Emerging Markets Growth Fund, Inc., a closed-end investment company, and of New World Investment Fund, an open-end investment company. He has been a Trustee of the Trust since June 1987.

*JOHN P. ROHAL, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Rohal, 49, has served as Managing Director and Director of Research for Robertson, Stephens & Company LLC (and its predecessors) since April 1993. From November 1987 to April 1993 he was Managing Director and co-head of the technology research group for Alex. Brown & Sons, an investment banking firm. He has been a Trustee of the Trust since July 1993.

DANA K. WELCH, SECRETARY
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Ms. Welch, 45, has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreements with the Funds, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $30,000 and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

     On March 1, 1997 the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to Investment Advisory Agreements (the "Advisory Agreements"), Robertson Stephens Investment Management determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Funds with investment advice, research, and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); and
(c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreements. The services of Robertson Stephens Investment Management to the Funds are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Funds may reimburse Robertson Stephens Investment Management (on a cost recovery basis only) for any services performed for a Fund by it outside its duties under the Advisory Agreements.

     Investment decisions for the Funds and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including RS&Co., for research information for the Funds.

ADMINISTRATIVE FEES. The Funds have entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

     The Advisory Agreements are subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. The Advisory Agreements are terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of their assignment.

     The Administrative Services Agreements are subject to annual approval by
(i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreements may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the affected Fund, on 30 days notice to RSIM, L.P.

EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management or RS&Co., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to RS&Co. under a Fund's 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or RS&Co., SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the

Funds. The management fee paid by a Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Funds, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreements, Robertson Stephens Investment Management may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. RSIM, L.P. does not currently intend to cause the Funds to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. will use its best efforts to obtain the best overall terms available with respect to such transactions.

                             THE FUNDS' DISTRIBUTOR

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each a "Plan"). Pursuant to the Plans, each Fund may pay RS&Co. (also referred to as the "Distributor") distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's shares, at an annual rate of 0.25% of its average daily net assets. These expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Funds and payments to dealers, financial institutions, advisers, or other firms. The Plans also permit the Distributor to receive compensation based on a prorated portion of its overhead expenses attributable to the distribution of each Fund's shares, which include leases, communications, salaries, training, supplies, photocopying, and any other category of the Distributor's expenses attributable to the distribution of these Funds' shares.

                        HOW NET ASSET VALUE IS DETERMINED

     A Fund determines net asset value per share once daily, as of 4:30 p.m. New York time on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, their fair value is determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                      TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As long as each Fund maintains its status as a regulated investment company and distributes all of its income, it will not, under present law, be subject to any excise or income taxes in Massachusetts or to franchise or income taxes in California.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, including short sales, may be limited by tax considerations, in particular, the requirement that less than 30% of the Fund's gross income be derived from the sale or disposition of assets held for less than three months. A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     Both Funds are required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has under reported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.


                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a Fund for one-, five-, and ten-year periods (or for such shorter periods as the Fund has been in existence) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of the Fund during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     The Funds impose no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

     All data are based on past performance and do not predict future results.

NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in the Fund, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     A Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. A Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time a Fund may present a statistical measure of the volatility of a Fund's performance relative to the volatility of the performance of the S&P 500. A Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if a Fund's portfolio volatility perfectly represents that of the S&P 500, a Fund's beta would be 1.0. If a Fund's beta is greater than 1.0, a Fund's portfolio would tend to represent a greater market risk than the S&P 500 because a Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if a Fund's beta is 1.1, a Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If a Fund's beta is 0.9, a Fund's performance would tend to vary 10% less than the performance of the S&P 500.
The correlation is not usually exact because, depending upon the diversification of a Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:

            n               _  _
          Sigma      R   R   - n R  R
                 FT  MT      F  M

     Beta =    ----------------------------------------------

            n    2      _2
          Sigma R    - nR
                            MT     M

     Where:  n =    number of months measured

          R
           FT  =    rate of return on the Fund in month T

          R
           MT  =    rate of return on the market index, I.E., the S&P 500, in
                    month T
          _
          R
           F   =    arithmetic average monthly rate of return of the Fund
          _
          R
           M   =    arithmetic average monthly rate of return on the market
                    index, I.E., the S&P 500

                             ADDITIONAL INFORMATION

GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Funds' Transfer Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' Custodian. As Transfer Agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As Custodian, it and subcustodians approved by the Board of Trustees hold the securities in the Funds' portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectus and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                             ----------------------

                                    FORM N-1A


                                     PART C

                             ----------------------

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

     The following audited financial statements for The Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson
     Stephens Diversified Growth Fund, The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Growth & Income Fund, The Information Age Fund, The Robertson Stephens MicroCap Growth Fund, The Robertson Stephens Partners Fund, and The Robertson Stephens Value + Growth Fund, each a series of Registrant, are included in Part B:

     Schedules of Investments as of December 31, 1996; Schedules of
     Securities Sold Short as of December 31, 1996 (The Contrarian Fund, the Growth & Income Fund and the Diversified Growth Fund only); Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations for the periods ended December 31, 1996; Statements of Changes in Net Assets for the periods ended December 31, 1996 and December 31, 1995, as applicable; Financial Highlights for each of the periods presented; Notes to Financial Statements; and Reports of Independent Accountant.

(b)  Exhibits

     1.(a) Copy of Amended and Restated Agreement and Declaration of Trust of Registrant.(A)
     1.(b) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(C)
     1.(c) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(D)
     1.(d) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(L)
     1.(e) Form of Amended and Restated Agreement and Declaration of Trust of Registrant.*

     2.(a)     Copy of Amended and Restated By-Laws of Registrant.(A)

     3.        Inapplicable.

     4.        Specimen Share Certificate.(A)

     5.(a) Investment Advisory Agreement between Avon Capital Management Corporation (now Robertson Stephens Investment Management, Inc.) and Registrant on behalf of Robertson Stephens Emerging Growth Fund.(B)

     5.(b) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, Inc. and Registrant on behalf of Robertson Stephens Value Plus Fund.(D)

     5.(c) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Contrarian Fund.(G)

     5.(d) Agreement between Robertson Stephens Investment Management, Inc., Robertson Stephens Investment Management, L.P., Robertson, Stephens & Company, L.P. and Registrant on behalf of Robertson Stephens Value Plus Fund.(H)

     5.(e) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Emerging Markets Fund.(I)


     5.(f) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Partners Fund.(L)

     5.(g) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Growth & Income Fund.(M)

     5.(h) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant (on behalf of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund, and Robertson Stephens Information Age Fund).(N)

     5.(i) Form of Letter Agreement regarding the Investment Advisory Agreement listed in 5(d), above.(O)

     5.(j) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Asia Fund).(P)

     5.(k) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Diversified Growth Fund).(P)

     5.(l) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Emerging Europe Fund).(P)

     5.(m) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens MicroCap Growth Fund).(Q)

     6.(a)     Underwriting Agreement and Selling Group Agreement.(F)

     6.(b)     Consent of the Board of Trustees of Registrant.(H)

     7.        Inapplicable.

     8.        Custodian Agreement between Registrant and State Street Bank and
               Trust.(E)

     9.        (A)  -  Form of Administrative Services Agreement.(P)
               (B)  -  Form of Shareholder Service Plan.(Q)

     10.       Inapplicable.

     11.       Consent of Independent Accountants.*

     12.       Inapplicable.

     13.       Letter of Understanding Relating to Initial Capital.(A,J)

     14. Disclosure Statement, Custodial Account Agreement and related documents for an Individual Retirement Account (State Street Bank and Trust).(E)

     15.(a) Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Growth Fund.(A)

     15.(b) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Contrarian Fund.(G)

     15.(c) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Markets Fund (now, Robertson Stephens Developing Countries Fund).(I)

     15.(d) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Partners Fund.(L)

     15.(e) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Growth & Income Fund.(L)

     15.(f) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund and Robertson Stephens Information Age Fund).(N)

     15.(g) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Robertson Stephens Value + Growth Fund).(O)

     15.(h) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Asia Fund, Robertson Stephens Diversified Growth Fund, Robertson Stephens Emerging Europe Fund, and Robertson Stephens MicroCap Growth Fund).(P)

     15.(i) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Class C shares).(Q)

     16.       Schedule of Computation of Performance Quotation.(D)

     17.(a)    Power of Attorney.(H)
     17.(b)    Power of  Attorney of Terry R. Otton.(M)
     17.(c)    Power of Attorney.(P)

     18.       18f-3 Plan*

     27.A-

     27.I      Financial Data Schedules.*

               Incorporated by a reference to like-numbered exhibits:

          (A) Previously filed as part of the Registration Statement filed August 12, 1987.
          (B) Previously filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on March 3, 1988.
          (C) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
          (D) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
          (E) Previously filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on June 30, 1992.
          (F) Previously filed as part of the Post-Effective Amendment No. 11 to the Registration Statement on February 5, 1993.
          (G) Previously filed as part of the Post-Effective Amendment No. 13 to the Registration Statement on April 30, 1993.
          (H) Previously filed as part of the Post-Effective Amendment No. 16 to the Registration Statement on December 8, 1993.
          (I) Previously filed as part of the Post-Effective Amendment No. 18 to the Registration Statement on April 29, 1994.
          (J) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.

          (K) Previously filed as part of the Post-Effective Amendment No. 20 to the Registration Statement on October 14, 1994.
          (L) Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
          (M) Previously filed as part of the Post-Effective Amendment No. 22 to the Registration Statement on July 3, 1995.
          (N) Previously filed as part of the Post-Effective Amendment No. 23 to the Registration Statement on September 1, 1995.
          (O) Previously filed as part of the Post-Effective Amendment No. 24 to the Registration Statement on January 16, 1996.
          (P) Previously Filed as part of the Post-Effective Amendment No. 25 to the Registration Statement on May 17, 1996.
          (Q) Previously filed as part of the Post-Effective Amendment No. 26 to the Registration Statement on January 21, 1996.
          *    Filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Registration Statement, there is no person controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     On March 1, 1997, Registrant had the following number of security holders of its Class A shares:

     TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
     ---------------                    ------------------------

Shares of Beneficial Interest of
  The Robertson Stephens
  Asia Fund                                           0

Shares of Beneficial Interest of
  The Robertson Stephens
  Contrarian Fund                                24,319

Shares of Beneficial Interest of
  The Robertson Stephens
  Developing Countries Fund                       2,621

Shares of Beneficial Interest of
  The Robertson Stephens
  Diversified Growth Fund                         1,418

Shares of Beneficial Interest of
  The Robertson Stephens
  Emerging Europe Fund                                0

Shares of Beneficial Interest of
  The Robertson Stephens
  Emerging Growth Fund                            8,854

Shares of Beneficial Interest of
  The Robertson Stephens
  Global Low-Priced Stock
  Fund                                            1,299

Shares of Beneficial Interest of
  The Robertson Stephens
  Global Natural Resources
  Fund                                            3,978

Shares of Beneficial Interest of
  The Robertson Stephens
  Growth & Income Fund                            7,379

Shares of Beneficial Interest of
  The Robertson Stephens
  Information Age Fund                            3,436

Shares of Beneficial Interest of
  The Robertson Stephens
  Partners Fund                                   6,294

Shares of Beneficial Interest of
  The Robertson Stephens
  Fund                                                0

Shares of Beneficial Interest of
  The Robertson Stephens
  Value + Growth Fund                            24,144

ITEM 27.  INDEMNIFICATION

     Under the terms of Registrant's By-laws, Article XI (See Exhibit 2 to this Registration Statement), Registrant may indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

     Registrant also participates in a policy of insurance which insures Registrant, its present, past and future trustees, officers, employees, agents and investment advisers against any liability incurred on account of any alleged negligent act, error or omission committed in connection with the operation of the Trust, but excluding losses incurred by reason of any fraudulent breach of trust or intention to deceive or defraud, or dishonest, criminal or malicious act finally adjudicated. Coverage for the insureds generally includes losses incurred by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission committed by such person in such capacity, but generally excludes losses incurred on account of personal dishonesty, fraudulent breach of trust, lack of good faith or intention to deceive or defraud or willful failure to act prudently.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Robertson Stephens Investment Management, Inc. ("RSIM, Inc."), a Delaware corporation, and Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), a California limited partnership, are the investment advisers to Registrant. Since they commenced operations in March 1986 and June 1993, respectively, RSIM Inc.'s and RSIM, L.P.'s principal businesses have been to render investment advisory services to clients, including Registrant, limited partnerships and various private accounts.

     RSIM, Inc. is wholly owned by Robertson, Stephens & Company LLC, a Delaware limited liability company, of which Robertson, Stephens & Company Group, L.L.C., a Delaware limited liability company, is the managing member and Robertson, Stephens & Company, Inc., a California corporation, is the only other member. Robertson, Stephens & Company LLC is a registered securities broker-dealer and the principal underwriter for each of the Funds.

     RSIM, L.P.'s sole general partner is Robertson, Stephens & Company, Inc., and its sole limited partner is Robertson, Stephens & Company LLC.

     Information about G. Randy Hecht, an officer of RSIM, L.P. and a director of RSIM, Inc., is set forth in Part A herein and under Item 29 below.

     Information about David J. Evans, Secretary and Security Analyst of RSIM, Inc., and Portfolio Manager of RSIM, Inc. for Robertson Stephens Emerging Growth Fund, is set forth in Part A herein.

     Information about Paul H. Stephens, Portfolio Manager of RSIM, L.P. for The Contrarian Fund-TM-, is set forth in Part A herein and under Item 29 below.

     Information about Ronald E. Elijah, Portfolio Manager of RSIM, L.P. for Robertson Stephens Information Age Fund and for Robertson Stephens Value + Growth Fund, is set forth in Part A herein and under Item 29 below.

     Information about Michael Hoffman, Portfolio Manager of RSIM, L.P. for Robertson Stephens Developing Countries Fund, is set forth in Part A herein.

     Information about Andrew P. Pilara, Jr., Portfolio Manager of RSIM, L.P. for Robertson Stephens Partners Fund, Robertson Stephens Global Natural Resources Fund, and for Robertson Stephens Global Value Fund is set forth in Part A herein and under Item 29 below.

     Information about M. Hannah Sullivan, Portfolio Manager of RSIM, L.P. for Robertson Stephens Global Low-Priced Stock Fund, is set forth in Part A herein.

     Information about John L. Wallace, Portfolio Manager of RSIM, L.P. for Robertson Stephens Growth & Income Fund and for Robertson Stephens Diversified Growth Fund, is set forth in Part A herein and under Item 29 below.

     Herbert L. Damner, Jr., a Director of RSIM, Inc., has been a partner of Damner, Pike & Co., a real estate firm located at 345 California Street, 21st Floor, San Francisco, CA 94104, since January 1984.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) Robertson, Stephens & Company LLC is the principal underwriter of each of the Funds.

(b) The table below sets forth certain information as of March 1, 1997 as to the members of Robertson, Stephens & Company LLC, the principal underwriter of Registrant's shares. The managing member of Robertson, Stephens & Company LLC is Robertson, Stephens & Company Group, L.L.C., a Delaware limited liability company. The principal business address for each of the persons named below is 555 California Street, San Francisco, CA 94104.

                                 POSITIONS AND OFFICES    POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER          WITH REGISTRANT

Mary Katherine Barger        Managing Director and Member        None
Brian S. Bean                Managing Director and Member        None
M. Kathleen Behrens          Managing Director and Member        None
Keith E. Benjamin            Managing Director and Member        None
Lars-Christian Brask         Managing Director and Member        None
Richard G. Bianchina         Managing Director and Member        None
Frank W. Birnie, Jr.         Managing Director and Member        None
William W. Burke             Managing Director and Member        None
Clark Callendar              Managing Director and Member        None
James X.Callinan             Managing Director and Member        None
Georgene R. Carambat         Managing Director and Member        None
Farah H. Champsi             Managing Director and Member        None
Brendan Dyson                Managing Director and Member        None
Thomas P. Eddy, Jr.          Managing Director and Member        None
Richard C. Edwards           Managing Director and Member        None
Ronald E. Elijah             Managing Director and Member        None
Robert L. Emery              Managing Director and Member        None
Brian Farr                   Managing Director and Member        None
Kenneth R. Fitzsimmons, Jr.  Managing Director and Member        None
James P. Foster              Managing Director and Member        None
David L. Goldsmith           Managing Director and Member        None
Robert Grady                 Managing Director and Member        None
Tony M. Haertl               Managing Director and Member        None
Charles A. Hamilton          Managing Director and Member        None
Kenneth C. Haupt             Managing Director and Member        None
William Hazen                Managing Director and Member        None
G. Randy Hecht               Managing Director and Member        President,
                                                                 Chief
                                                                 Executive
                                                                 Officer,
                                                                 and Trustee
E. David Hetz                Managing Director and Member        None
Thomas E. Hodapp             Managing Director and Member        None
Paul Johnson                 Managing Director and Member        None
Seymour F. Kaufman           Managing Director and Member        None
John F. Keating, Jr.         Managing Director and Member        None

Daniel L. Klesken            Managing Director and Member        None
Janet J. Kloppenburg         Managing Director and Member        None
Michael G. McCaffery         Managing Director and Member        None
Douglas C. Moore             Managing Director and Member        None
Daniel J. Murphy             Managing Director and Member        None
Robert J. Nowlin             Managing Director and Member        None
Terry R. Otton               Managing Director and Member        Treasurer,
                                                                 Chief
                                                                 Financial
                                                                 Officer,
                                                                 and Principal
                                                                 Accounting
                                                                 Officer
J. Misha Petkevich           Managing Director and Member        None
Andrew P. Pilara, Jr.        Managing Director and Member        None
Karl Power                   Managing Director and Member        None
John Powers                  Managing Director and Member        None
Larry Rehmer                 Managing Director and Member        None
William Ring                 Managing Director and Member        None
George V. Robertson          Managing Director and Member        None
Sanford R. Robertson         Managing Director and Member        None
John P. Rohal                Managing Director and Member        Trustee
John Rossi                   Managing Director and Member        None
Neil J. Sandler              Managing Director and Member        None
Stephen Schweich             Managing Director and Member        None
Thomas Sheedy                Managing Director and Member        None
Paul G. Sherer               Managing Director and Member        None
Russell R. Silvestri         Managing Director and Member        None
Mark J. Simon                Managing Director and Member        None
Paul C. Slivon               Managing Director and Member        None
Sheryl R. Skolnick           Managing Director and Member        None
Michael J. Stark             Managing Director and Member        None
Paul H. Stephens             Managing Director and Member        None
George Vetter III            Managing Director and Member        None
John L. Wallace              Managing Director and Member        None
Dana K. Welch                Managing Director and Member        Secretary
Edward Weller                Managing Director and Member        None
William S. Wisialowski       Managing Director and Member        None
Vivian R. Wohl               Managing Director and Member        None
Joseph Yurman                Managing Director and Member        None
Donald E. Zimmer             Managing Director and Member        None

(c)  Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 555 California Street, San Francisco, CA 94104 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at 225 Franklin Street, Boston, MA 02110) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 31.  MANAGEMENT SERVICES.

     Registrant has entered into an agreement with State Street Bank and Trust Company for certain transfer agency and shareholder services. Pursuant to the agreement, State Street Bank and Trust Company, among other things, maintains accounts for shareholders of record of registrant, processes requests to purchase and redeem shares and mails communications by Registrant to its shareholders.

ITEM 32.  UNDERTAKINGS.

     The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders.
     Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant undertakes to file a post-effective amendment containing financial statements (that need not be certified) as to Robertson Stephens Global Value Fund within four to six months following the effective date of this Agreement.

(c) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company of 1940, the Registrant, Robertson Stephens Investment Trust, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 21st day of March, 1997.

                              ROBERTSON STEPHENS INVESTMENT TRUST


                              By:      G. Randy Hecht*
                                 -------------------------------
                              President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below, on March 21, 1997, by the following persons in the capacities indicated.



SIGNATURE CAPACITY

G. RANDY HECHT*               Principal Executive Officer
----------------------        and Trustee
George R. Hecht

/s/  TERRY R. OTTON           Treasurer, Chief Financial Officer,
----------------------        and Principal Accounting Officer
Terry R. Otton

LEONARD B. AUERBACH*          Trustee
----------------------
Leonard B. Auerbach

DANIEL R. COONEY*             Trustee
----------------------
Daniel R. Cooney


JAMES K. PETERSON*            Trustee
----------------------
James K. Peterson

JOHN P. ROHAL*                Trustee
----------------------
John P. Rohal


*By /s/ Terry R. Otton
    ---------------------------------------
  Terry R. Otton, Attorney-in-Fact pursuant
   to the Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NO.    TITLE

1(e) Form of Amended and Restated Agreement and Declaration of Trust of Registrant

11             Consent of Independent Accountants

18             18f-3 Plan


27.-27.I       Financial Data Schedules